UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-6332

                           ROCHESTER PORTFOLIO SERIES
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                      Date of reporting period: 06/30/2007

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN CATEGORIES
--------------------------------------------------------------------------------
Tobacco Master Settlement Agreement                                        27.1%
--------------------------------------------------------------------------------
Hospital/Health Care                                                       12.0
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                  9.0
--------------------------------------------------------------------------------
General Obligation                                                          8.6
--------------------------------------------------------------------------------
Electric Utilities                                                          5.9
--------------------------------------------------------------------------------
Government Appropriation                                                    5.2
--------------------------------------------------------------------------------
Municipal Leases                                                            4.2
--------------------------------------------------------------------------------
Highways/Commuter Facilities                                                3.9
--------------------------------------------------------------------------------
Airlines                                                                    2.9
--------------------------------------------------------------------------------
Higher Education                                                            2.8

Portfolio holdings are subject to change. Percentages are as of June 30, 2007, and are based on the total market value of investments.

CREDIT ALLOCATIONS
--------------------------------------------------------------------------------
AAA                                                                        30.3%
--------------------------------------------------------------------------------
AA                                                                         17.3
--------------------------------------------------------------------------------
A                                                                          13.3
--------------------------------------------------------------------------------
BBB                                                                        34.6
--------------------------------------------------------------------------------
BB or lower                                                                 4.5

Allocations are subject to change. Percentages are as of June 30, 2007, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 8.98% of the portfolio's market value, are deemed comparable in the Manager's judgment to the rated securities in each category. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.

--------------------------------------------------------------------------------


                    15 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF LIMITED TERM NEW YORK MUNICIPAL FUND. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 9/18/91. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.

CLASS B shares of the Fund were first publicly offered on 5/1/97. The average annual total returns are shown net of the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 5/1/97. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                    16 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                    17 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                 BEGINNING     ENDING        EXPENSES
                                 ACCOUNT       ACCOUNT       PAID DURING
                                 VALUE         VALUE         6 MONTHS ENDED
                                 (1/1/07)      (6/30/07)     JUNE 30, 2007
----------------------------------------------------------------------------
Class A Actual                   $ 1,000.00    $ 1,009.20    $ 4.79
----------------------------------------------------------------------------
Class A Hypothetical               1,000.00      1,020.03      4.82
----------------------------------------------------------------------------
Class B Actual                     1,000.00      1,002.30      8.73
----------------------------------------------------------------------------
Class B Hypothetical               1,000.00      1,016.12      8.79
----------------------------------------------------------------------------
Class C Actual                     1,000.00      1,005.40      8.64
----------------------------------------------------------------------------
Class C Hypothetical               1,000.00      1,016.22      8.69

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2007 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A             0.96%
-----------------------------
Class B             1.75
-----------------------------
Class C             1.73

The expense ratio reflects reduction to custodian fees. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios.

--------------------------------------------------------------------------------


                    18 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  June 30, 2007 / Unaudited
--------------------------------------------------------------------------------

     PRINCIPAL                                                                          EFFECTIVE             VALUE
        AMOUNT                                                  COUPON     MATURITY      MATURITY*       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--104.1%
--------------------------------------------------------------------------------------------------------------------
NEW YORK--85.8%
$       20,000   Albany County Airport Authority                 5.125%  12/15/2019    12/15/2010 A  $       20,852
--------------------------------------------------------------------------------------------------------------------
       785,000   Albany County Airport Authority                 5.300   12/15/2009    12/15/2007 A         805,096
--------------------------------------------------------------------------------------------------------------------
       160,000   Albany County Airport Authority                 5.300   12/15/2015 1  12/15/2007 A         163,960
--------------------------------------------------------------------------------------------------------------------
       795,000   Albany County Airport Authority                 5.375   12/15/2017    12/15/2007 A         814,406
--------------------------------------------------------------------------------------------------------------------
     2,375,000   Albany County Airport Authority                 5.500   12/15/2019 1  12/15/2009 A       2,435,183
--------------------------------------------------------------------------------------------------------------------
     1,500,000   Albany County IDA
                 (Albany College of Pharmacy)                    5.250   12/01/2019    12/01/2014 A       1,548,765
--------------------------------------------------------------------------------------------------------------------
         5,000   Albany GO                                       7.000   01/15/2010    01/01/2008 A           5,013
--------------------------------------------------------------------------------------------------------------------
       250,000   Albany Hsg. Authority                           6.250   10/01/2012 1  10/01/2007 A         251,143
--------------------------------------------------------------------------------------------------------------------
       200,000   Albany Hsg. Authority (Lark Drive)              5.200   12/01/2013    12/01/2010 A         205,000
--------------------------------------------------------------------------------------------------------------------
       150,000   Albany Hsg. Authority (Lark Drive)              5.400   12/01/2018    12/01/2010 A         153,420
--------------------------------------------------------------------------------------------------------------------
       100,000   Albany IDA (Albany Law School)                  5.750   10/01/2030    10/01/2010 A         104,648
--------------------------------------------------------------------------------------------------------------------
     1,365,000   Albany IDA (Brighter Choice Charter School)     4.500   04/01/2018    04/01/2018         1,324,678
--------------------------------------------------------------------------------------------------------------------
     5,335,000   Albany IDA (Charitable Leadership) 2            5.500   07/01/2011    07/13/2010 B       5,511,749
--------------------------------------------------------------------------------------------------------------------
     8,810,000   Albany IDA (Charitable Leadership) 2            6.000   07/01/2019 1  07/01/2013 A       9,375,250
--------------------------------------------------------------------------------------------------------------------
     2,660,000   Albany IDA (Daughters of Sarah
                 Nursing Home)                                   5.250   10/20/2021    04/20/2014 A       2,797,203
--------------------------------------------------------------------------------------------------------------------
     1,350,000   Albany IDA (H. Johnson Office Park)             4.750   03/01/2018    03/01/2008 C       1,350,662
--------------------------------------------------------------------------------------------------------------------
       125,000   Albany IDA (University Heights-Albany
                 Law School)                                     6.750   12/01/2019 1  12/01/2009 A         132,754
--------------------------------------------------------------------------------------------------------------------
     1,935,000   Albany Municipal Water Finance Authority        5.250   12/01/2017    06/01/2008 A       1,960,658
--------------------------------------------------------------------------------------------------------------------
       200,000   Albany Municipal Water Finance Authority 2      5.250   12/01/2019    06/01/2008 A         202,600
--------------------------------------------------------------------------------------------------------------------
     2,915,000   Albany Municipal Water Finance Authority        5.250   12/01/2020    06/01/2008 A       2,952,895
--------------------------------------------------------------------------------------------------------------------
     3,235,000   Albany Municipal Water Finance Authority        5.250   12/01/2022    06/01/2008 A       3,274,046
--------------------------------------------------------------------------------------------------------------------
     2,590,000   Albany Municipal Water Finance Authority        5.250   12/01/2023    06/01/2008 A       2,621,261
--------------------------------------------------------------------------------------------------------------------
     1,110,000   Albany Parking Authority                        5.625   07/15/2020 1  07/15/2011 A       1,191,896
--------------------------------------------------------------------------------------------------------------------
       890,000   Albany Parking Authority                        5.625   07/15/2020 1  07/15/2011 A         934,901
--------------------------------------------------------------------------------------------------------------------
       445,000   Albany Parking Authority                        5.625   07/15/2025 1  07/15/2011 A         467,281
--------------------------------------------------------------------------------------------------------------------
       140,000   Allegany County IDA (Houghton College) 2        5.000   01/15/2010    01/15/2008 A         141,973
--------------------------------------------------------------------------------------------------------------------
     4,380,000   Allegany County IDA (Houghton College) 2        5.250   01/15/2018    01/15/2008 A       4,438,342
--------------------------------------------------------------------------------------------------------------------
     1,890,000   Amherst IDA (Daemen College)                    5.750   10/01/2011    11/08/2009 B       1,956,963
--------------------------------------------------------------------------------------------------------------------
       490,000   Amherst IDA (Faculty-Student Assoc. of
                 SUNY at Buffalo)                                5.750   04/01/2016    04/01/2012 A         515,387
--------------------------------------------------------------------------------------------------------------------
       420,000   Amherst IDA (Faculty-Student Assoc. of
                 SUNY at Buffalo)                                5.750   04/01/2017 1  04/01/2012 A         441,449
--------------------------------------------------------------------------------------------------------------------
        50,000   Arlington Central School District               5.000   12/15/2015    12/15/2009 A          51,450
--------------------------------------------------------------------------------------------------------------------
        10,000   Arlington Central School District               5.625   05/15/2022    11/15/2007 E          10,336
--------------------------------------------------------------------------------------------------------------------
     6,940,000   Babylon IDA (WSNCHS East, Inc.)                 6.500   08/01/2019 1  08/01/2010 A       7,357,302
-------------------------------------------------------------------------------------------------------------------
       110,000   Batavia GO                                      5.000   11/01/2015    11/01/2015           114,224
-------------------------------------------------------------------------------------------------------------------
       110,000   Batavia GO                                      5.000   11/01/2016    11/01/2015 A         113,837
-------------------------------------------------------------------------------------------------------------------
       110,000   Batavia GO                                      5.000   11/01/2017    11/01/2015 A         113,528


                    19 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                          EFFECTIVE             VALUE
        AMOUNT                                                  COUPON     MATURITY      MATURITY*       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      110,000   Batavia GO                                      5.000%  11/01/2018    11/01/2015 A  $      113,281
--------------------------------------------------------------------------------------------------------------------
       110,000   Batavia GO                                      5.000   11/01/2019    11/01/2015 A         112,897
--------------------------------------------------------------------------------------------------------------------
       110,000   Batavia GO                                      5.000   11/01/2020    11/01/2015 A         112,592
--------------------------------------------------------------------------------------------------------------------
     6,000,000   Battery Park City Authority, Series A           5.250   11/01/2022    11/01/2013 A       6,357,360
--------------------------------------------------------------------------------------------------------------------
       500,000   Bethlehem Water System                          5.500   03/01/2022    03/01/2013 A         527,310
--------------------------------------------------------------------------------------------------------------------
       165,000   Blauvelt Volunteer Fire Company                 6.000   10/15/2008    04/02/2008 B         166,959
--------------------------------------------------------------------------------------------------------------------
       645,000   Brookhaven IDA (Alternatives for Children)      7.000   02/01/2013    05/09/2010 B         666,911
--------------------------------------------------------------------------------------------------------------------
     1,125,000   Brookhaven IDA (Dowling College) 2              6.500   11/01/2012    11/01/2012         1,160,865
--------------------------------------------------------------------------------------------------------------------
       255,000   Brookhaven IDA (Stony Brook Foundation)         5.750   11/01/2008    05/05/2008 B         256,650
--------------------------------------------------------------------------------------------------------------------
       645,000   Broome County COP                               5.250   04/01/2022 1  10/01/2007 A         645,768
--------------------------------------------------------------------------------------------------------------------
        10,000   Broome County GO                                5.400   04/15/2011    10/15/2007 A          10,127
--------------------------------------------------------------------------------------------------------------------
     1,015,000   Bushnell Basin Fire Assoc.
                 (Volunteer Fire Dept.)                          5.250   11/01/2015    12/14/2013 B       1,027,160
--------------------------------------------------------------------------------------------------------------------
       375,000   Capital District Youth Center                   6.000   02/01/2017    08/01/2007 A         382,965
--------------------------------------------------------------------------------------------------------------------
     1,350,000   Carnegie Redevel. Corp. 3                       6.500   09/01/2011    11/17/2009 B       1,351,175
--------------------------------------------------------------------------------------------------------------------
       320,000   Cattaraugus County IDA
                 (Olean General Hospital) 2                      5.250   08/01/2023    08/01/2010 A         326,883
--------------------------------------------------------------------------------------------------------------------
     1,250,000   Chautauqua County Tobacco Asset
                 Securitization Corp.                            6.000   07/01/2012    02/12/2010 D       1,325,938
--------------------------------------------------------------------------------------------------------------------
     1,075,000   Chautauqua County Tobacco Asset
                 Securitization Corp.                            6.250   07/01/2016    07/01/2010 A       1,138,328
--------------------------------------------------------------------------------------------------------------------
     3,770,000   Chautauqua County Tobacco Asset
                 Securitization Corp.                            6.500   07/01/2024    07/01/2010 A       4,007,284
--------------------------------------------------------------------------------------------------------------------
    18,160,000   Chautauqua County Tobacco Asset
                 Securitization Corp.                            6.750   07/01/2040    07/01/2010 A      19,440,280
--------------------------------------------------------------------------------------------------------------------
     2,450,000   Clarence IDA (Bristol Village)                  6.000   01/20/2044    01/20/2013 A       2,671,186
--------------------------------------------------------------------------------------------------------------------
        45,000   Clifton Park Water Authority                    5.000   10/01/2029    10/01/2009 A          45,925
--------------------------------------------------------------------------------------------------------------------
     4,195,000   Cortland County IDA
                 (Cortland Memorial Hospital)                    5.625   07/01/2024 1  07/01/2012 A       4,466,123
--------------------------------------------------------------------------------------------------------------------
         5,000   Deerfield GO                                    5.250   06/15/2008    06/15/2008             5,044
--------------------------------------------------------------------------------------------------------------------
        10,000   Deerfield GO                                    5.250   06/15/2009    06/15/2009            10,164
--------------------------------------------------------------------------------------------------------------------
        10,000   Deerfield GO                                    5.250   06/15/2010    06/15/2010            10,224
--------------------------------------------------------------------------------------------------------------------
        10,000   Deerfield GO                                    5.250   06/15/2011    06/15/2011            10,269
--------------------------------------------------------------------------------------------------------------------
        10,000   Deerfield GO                                    5.250   06/15/2012    06/15/2012            10,306
--------------------------------------------------------------------------------------------------------------------
        10,000   Deerfield GO                                    5.250   06/15/2013    06/15/2013            10,338
--------------------------------------------------------------------------------------------------------------------
        10,000   Deerfield GO                                    5.500   06/15/2014    06/15/2014            10,500
--------------------------------------------------------------------------------------------------------------------
        10,000   Deerfield GO                                    5.500   06/15/2015    06/15/2015            10,540
--------------------------------------------------------------------------------------------------------------------
        10,000   Deerfield GO                                    5.500   06/15/2016    06/15/2016            10,579
--------------------------------------------------------------------------------------------------------------------
        10,000   Deerfield GO                                    5.500   06/15/2017    06/15/2016 A          10,587
--------------------------------------------------------------------------------------------------------------------
        10,000   Deerfield GO                                    5.500   06/15/2018    06/15/2016 A          10,568
--------------------------------------------------------------------------------------------------------------------
        15,000   Deerfield GO                                    5.500   06/15/2019    06/15/2016 A          15,819
--------------------------------------------------------------------------------------------------------------------
        15,000   Deerfield GO                                    5.500   06/15/2020    06/15/2016 A          15,785


                    20 | LIMITED TERM NEW YORK MUNICIPAL FUND

     PRINCIPAL                                                                          EFFECTIVE             VALUE
        AMOUNT                                                  COUPON     MATURITY      MATURITY*       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      295,000   Dutchess County IDA (Bard College)              5.500%  08/01/2020    08/01/2010 A  $      311,086
--------------------------------------------------------------------------------------------------------------------
     5,205,000   Dutchess County IDA (Marist College) 2          5.150   07/01/2017    07/01/2013 A       5,355,112
--------------------------------------------------------------------------------------------------------------------
     2,410,000   Dutchess County IDA (Vassar Brothers
                 Hospital)                                       6.500   04/01/2020 1  04/01/2010 A       2,557,926
--------------------------------------------------------------------------------------------------------------------
        25,000   East Hampton Town GO                            5.000   04/15/2018    04/15/2008 A          25,474
--------------------------------------------------------------------------------------------------------------------
       515,000   East Rochester Hsg. Authority
                 (Gates Senior Hsg.)                             5.200   04/20/2021    10/20/2013 A         533,705
--------------------------------------------------------------------------------------------------------------------
     2,800,000   East Rochester Hsg. Authority
                 (Rochester St. Mary's Residence Facility)       5.375   12/20/2022 1  12/20/2015 A       2,945,824
--------------------------------------------------------------------------------------------------------------------
     8,300,000   East Rochester Hsg. Authority
                 (St. John's Meadows)                            5,000   08/15/2027    08/15/2020 A       8,467,909
--------------------------------------------------------------------------------------------------------------------
       730,000   East Rochester Hsg. Authority
                 (St. John's Meadows)                            5.750   08/01/2037 1  08/01/2007 A         745,790
--------------------------------------------------------------------------------------------------------------------
       210,000   East Syracuse Hsg. Authority
                 (Bennett Manor Associates)                      6.700   04/01/2021    04/01/2010 A         223,900
--------------------------------------------------------------------------------------------------------------------
       415,000   Elmira GO                                       5.000   10/01/2015    10/01/2015           429,380
--------------------------------------------------------------------------------------------------------------------
       440,000   Elmira GO                                       5.000   10/01/2016    10/01/2016           455,026
--------------------------------------------------------------------------------------------------------------------
       460,000   Elmira GO                                       5.000   10/01/2017    10/01/2017           474,338
--------------------------------------------------------------------------------------------------------------------
       485,000   Elmira GO                                       5.000   10/01/2018    10/01/2017 A         498,900
--------------------------------------------------------------------------------------------------------------------
       505,000   Elmira GO                                       5.000   10/01/2019    10/01/2017 A         517,564
--------------------------------------------------------------------------------------------------------------------
     1,300,000   Erie County IDA (Buffalo City School District)  5.750   05/01/2025    05/01/2014 A       1,427,530
--------------------------------------------------------------------------------------------------------------------
     6,500,000   Erie County IDA (Buffalo City School District)  5.750   05/01/2026    05/01/2014 A       7,137,650
--------------------------------------------------------------------------------------------------------------------
     1,635,000   Erie County IDA (Medaille College)              6.875   10/01/2013    10/16/2010 B       1,680,813
--------------------------------------------------------------------------------------------------------------------
       380,000   Erie County IDA (Medaille College)              7.250   11/01/2010    06/04/2009 B         390,385
--------------------------------------------------------------------------------------------------------------------
    29,615,000   Erie County Tobacco Asset Securitization Corp.  5.000   06/01/2031    06/01/2015 A      29,835,336
--------------------------------------------------------------------------------------------------------------------
     9,750,000   Erie County Tobacco Asset  Securitization Corp. 5.000   06/01/2038    06/01/2015 A       9,822,540
--------------------------------------------------------------------------------------------------------------------
     1,635,000   Erie County Tobacco Asset Securitization Corp.  5.750   07/15/2013    07/15/2010 E       1,733,852
--------------------------------------------------------------------------------------------------------------------
     7,595,000   Erie County Tobacco Asset Securitization Corp.  6.000   07/15/2020    07/15/2010 E       8,108,118
--------------------------------------------------------------------------------------------------------------------
       250,000   Essex County IDA (International Paper
                 Company)                                        6.450   11/15/2023    11/15/2009 A         261,525
--------------------------------------------------------------------------------------------------------------------
       690,000   Essex County IDA (North Country
                 Community College Foundation)                   4.600   06/01/2015    12/25/2013 B         686,219
--------------------------------------------------------------------------------------------------------------------
       540,000   Franklin County IDA (North Country
                 Community College Foundation)                   4.600   06/01/2015    12/24/2013 B         537,041
--------------------------------------------------------------------------------------------------------------------
     1,000,000   Grand Central BID (Grand Central
                 District Management)                            5.000   01/01/2021    01/01/2014 A       1,043,390
--------------------------------------------------------------------------------------------------------------------
       500,000   Grand Central BID (Grand  Central
                 District Management)                            5.000   01/01/2022    01/01/2014 A         521,695
--------------------------------------------------------------------------------------------------------------------
       500,000   Hamilton County IDA (Adirondack
                 Historical Assoc.)                              5.250   11/01/2018    11/01/2008 A         512,020
--------------------------------------------------------------------------------------------------------------------
     1,700,000   Hempstead IDA (Adelphi University) 2            5.750   06/01/2022 1  06/01/2012 A       1,820,309
--------------------------------------------------------------------------------------------------------------------
     1,350,000   Hempstead IDA (Hofstra University) 2            5.800   07/01/2015    01/01/2008 A       1,376,784
--------------------------------------------------------------------------------------------------------------------
        75,000   Hempstead Village GO                            5.000   09/15/2017    09/15/2016 A          77,244


                    21 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                          EFFECTIVE             VALUE
        AMOUNT                                                  COUPON     MATURITY      MATURITY*       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      500,000   Hempstead Village GO                            5.000%  07/01/2018    07/01/2014 A  $      511,560
--------------------------------------------------------------------------------------------------------------------
        75,000   Hempstead Village GO                            5.000   09/15/2018    09/15/2016 A          77,170
--------------------------------------------------------------------------------------------------------------------
     1,195,000   Hempstead Village GO                            5.000   07/01/2019    07/01/2014 A       1,219,760
--------------------------------------------------------------------------------------------------------------------
        75,000   Hempstead Village GO                            5.000   09/15/2019    09/15/2016 A          76,943
--------------------------------------------------------------------------------------------------------------------
        75,000   Hempstead Village GO                            5.000   09/15/2020    09/15/2016 A          76,718
--------------------------------------------------------------------------------------------------------------------
        75,000   Hempstead Village GO                            5.000   09/15/2021    09/15/2016 A          76,605
--------------------------------------------------------------------------------------------------------------------
        75,000   Hempstead Village GO                            5.000   09/15/2022    09/15/2016 A          76,549
--------------------------------------------------------------------------------------------------------------------
        75,000   Hempstead Village GO                            5.000   09/15/2023    09/15/2016 A          76,493
--------------------------------------------------------------------------------------------------------------------
     1,635,000   Hempstead Village GO                            5.250   07/01/2023    07/01/2014 A       1,687,157
--------------------------------------------------------------------------------------------------------------------
     1,730,000   Hempstead Village GO                            5.250   07/01/2024    07/01/2014 A       1,784,149
--------------------------------------------------------------------------------------------------------------------
        60,000   Herkimer County GO                              5.000   09/15/2012    09/15/2012            60,200
--------------------------------------------------------------------------------------------------------------------
        40,000   Herkimer County GO                              5.000   09/15/2012    09/15/2007 A          40,100
--------------------------------------------------------------------------------------------------------------------
       895,000   Herkimer County IDA (Burrows Paper) 2           8.000   01/01/2009    01/01/2008 A         896,880
--------------------------------------------------------------------------------------------------------------------
       480,000   Herkimer County IDA (Herkimer County
                 College Foundation)                             5.850   11/01/2010    05/28/2009 B         491,107
--------------------------------------------------------------------------------------------------------------------
     1,390,000   Herkimer Hsg. Authority                         7.150   03/01/2011    09/01/2007 A       1,392,836
--------------------------------------------------------------------------------------------------------------------
        65,000   Hudson IDA (Have, Inc.) 2                       7.125   12/01/2007    12/01/2007            65,678
--------------------------------------------------------------------------------------------------------------------
       325,000   Hudson IDA (Hudson Fabrics) 2                   6.000   11/01/2012    04/10/2010 B         329,859
--------------------------------------------------------------------------------------------------------------------
     3,500,000   Islip IDA (United Cerebral Palsy Assoc.) 3      5.500   12/01/2016    01/17/2013 B       3,467,660
--------------------------------------------------------------------------------------------------------------------
       410,000   Islip IDA (United Cerebral Palsy Assoc.)        5.500   12/01/2016    01/17/2013 B         406,212
--------------------------------------------------------------------------------------------------------------------
        15,000   Islip Res Rec, Series D                         6.500   07/01/2009    01/01/2008 A          15,188
--------------------------------------------------------------------------------------------------------------------
     2,990,000   Islip Res Rec, Series E                         5.625   07/01/2017    07/01/2014 A       3,241,908
--------------------------------------------------------------------------------------------------------------------
     1,175,000   Islip Res Rec, Series E                         5.750   07/01/2019    07/01/2014 A       1,273,230
--------------------------------------------------------------------------------------------------------------------
       250,000   Jamestown GO                                    5.000   08/01/2024    08/01/2014 A         257,428
--------------------------------------------------------------------------------------------------------------------
       250,000   Jamestown GO                                    5.000   08/01/2025    08/01/2014 A         256,818
--------------------------------------------------------------------------------------------------------------------
     1,575,000   Jamestown Hsg. Authority                        6.125   07/01/2010    02/01/2009 B       1,553,013
--------------------------------------------------------------------------------------------------------------------
     1,000,000   Kenmore Hsg. Authority (SUNY at Buffalo)        5.500   08/01/2024    08/01/2011 A       1,041,070
--------------------------------------------------------------------------------------------------------------------
     2,210,000   Livingston County IDA (Nicholas H. Noyes
                 Memorial Hospital)                              5.875   07/01/2022    07/01/2010 A       2,275,129
--------------------------------------------------------------------------------------------------------------------
     1,010,000   Livingston County IDA (Nicholas H. Noyes
                 Memorial Hospital)                              6.000   07/01/2030    07/01/2010 A       1,040,411
--------------------------------------------------------------------------------------------------------------------
        70,000   Livonia GO                                      5.000   06/15/2020    06/15/2017 A          72,755
--------------------------------------------------------------------------------------------------------------------
        75,000   Livonia GO                                      5.000   06/15/2021    06/15/2017 A          77,708
--------------------------------------------------------------------------------------------------------------------
        80,000   Livonia GO                                      5.000   06/15/2022    06/15/2017 A          82,436
--------------------------------------------------------------------------------------------------------------------
        85,000   Livonia GO                                      5.000   06/15/2023    06/15/2017 A          87,451
--------------------------------------------------------------------------------------------------------------------
        90,000   Livonia GO                                      5.000   06/15/2024    06/15/2017 A          92,379
--------------------------------------------------------------------------------------------------------------------
        75,000   Livonia GO                                      5.000   06/15/2025    06/15/2017 A          76,742
--------------------------------------------------------------------------------------------------------------------
        75,000   Lowville GO                                     7.200   09/15/2007    09/15/2007            75,477
--------------------------------------------------------------------------------------------------------------------
     2,065,000   Madison County IDA (Morrisville State
                 College Foundation)                             5.000   06/01/2022    06/01/2016 A       2,153,217
--------------------------------------------------------------------------------------------------------------------
     2,260,000   Madison County IDA
                 (Oneida Healthcare Center)                      5.500   02/01/2016    02/01/2011 A       2,366,695


                    22 | LIMITED TERM NEW YORK MUNICIPAL FUND

     PRINCIPAL                                                                          EFFECTIVE             VALUE
        AMOUNT                                                  COUPON     MATURITY      MATURITY*       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      155,000   Medina Hsg. Corp.                               8.250%  08/15/2011 1  08/15/2007 A  $      155,316
--------------------------------------------------------------------------------------------------------------------
     3,395,000   Monroe County COP                               8.050   01/01/2011 1  01/01/2008 A       3,447,724
--------------------------------------------------------------------------------------------------------------------
        50,000   Monroe County GO                                5.000   06/01/2017    12/01/2007 A          50,523
--------------------------------------------------------------------------------------------------------------------
        75,000   Monroe County GO                                5.350   03/01/2012    09/01/2007 A          75,814
--------------------------------------------------------------------------------------------------------------------
        40,000   Monroe County GO                                6.100   03/01/2008    09/01/2007 A          40,158
--------------------------------------------------------------------------------------------------------------------
        510,000  Monroe County IDA (Canal Ponds) 2               7.000   06/15/2013 1  12/15/2007 A         521,939
--------------------------------------------------------------------------------------------------------------------
     1,285,000   Monroe County IDA (DePaul Community
                 Facilities) 2                                   6.500   02/01/2024 1  02/01/2008 A       1,287,583
--------------------------------------------------------------------------------------------------------------------
       210,000   Monroe County IDA (DePaul Properties)           5.900   09/01/2007    09/01/2007           209,933
--------------------------------------------------------------------------------------------------------------------
        75,000   Monroe County IDA (Nazareth College
                 of Rochester)                                   5.250   10/01/2021    10/01/2011 A          79,038
--------------------------------------------------------------------------------------------------------------------
        25,000   Monroe County IDA (Rochester Institute
                 of Technology)                                  5.000   04/01/2010    04/01/2010            25,277
--------------------------------------------------------------------------------------------------------------------
       365,000   Monroe County IDA (Summit at Brighton)          5.000   07/01/2016    07/01/2011 A         366,245
--------------------------------------------------------------------------------------------------------------------
     2,055,000   Monroe County IDA
                 (West End Business Center) 2                    5.125   12/01/2014    05/29/2011 B       2,072,468
--------------------------------------------------------------------------------------------------------------------
    13,810,000   Monroe County Tobacco Asset Securitization
                 Corp. (TASC)                                    6.150   06/01/2025    10/17/2009 D      14,594,822
--------------------------------------------------------------------------------------------------------------------
        60,000   Monroe County Water Authority                   5.250   08/01/2011    02/01/2008 A          60,070
--------------------------------------------------------------------------------------------------------------------
       285,000   Monroe Newpower Corp.                           4.500   01/01/2011    10/01/2010 B         284,040
--------------------------------------------------------------------------------------------------------------------
       155,000   Monroe Newpower Corp.                           4.700   01/01/2012    10/01/2011 B         155,680
--------------------------------------------------------------------------------------------------------------------
       410,000   Monroe Newpower Corp.                           4.800   01/01/2013    10/01/2012 B         413,768
--------------------------------------------------------------------------------------------------------------------
     7,800,000   Monroe Newpower Corp. 2                         6.375   01/01/2024    07/01/2009 A       8,180,172
--------------------------------------------------------------------------------------------------------------------
       280,000   Mount Vernon IDA (Kings Court)                  5.125   12/01/2023    01/21/2022 B         280,426
--------------------------------------------------------------------------------------------------------------------
       975,000   Mount Vernon IDA (Macedonia Towers)             5.125   12/01/2023    01/18/2022 B         976,482
--------------------------------------------------------------------------------------------------------------------
       185,000   Mount Vernon IDA (Meadowview)                   6.000   06/01/2009    06/16/2008 B         187,936
--------------------------------------------------------------------------------------------------------------------
     5,275,000   Mount Vernon IDA (Section 8), Series A 2        5.250   12/01/2014 1  06/01/2008 A       5,415,579
--------------------------------------------------------------------------------------------------------------------
        55,000   MTA Commuter Facilities
                 (Grand Central Terminal)                        5.500   07/01/2012    01/01/2008 E          55,072
--------------------------------------------------------------------------------------------------------------------
        25,000   MTA Commuter Facilities, Series 7               5.625   07/01/2016 1  01/01/2008 E          25,630
--------------------------------------------------------------------------------------------------------------------
        10,000   MTA Commuter Facilities, Series B               5.000   07/01/2017    07/01/2009 E          10,209
--------------------------------------------------------------------------------------------------------------------
       120,000   MTA Commuter Facilities, Series B               5.125   07/01/2024    01/01/2008 A         122,518
--------------------------------------------------------------------------------------------------------------------
         5,000   MTA Commuter Facilities, Series D               5.000   07/01/2016    01/01/2008 E           5,122
--------------------------------------------------------------------------------------------------------------------
        50,000   MTA Service Contract, Series 3                  7.375   07/01/2008    01/06/2008 B          50,833
--------------------------------------------------------------------------------------------------------------------
     8,500,000   MTA Service Contract, Series A                  5.125   01/01/2024    07/01/2012 A       8,849,690
--------------------------------------------------------------------------------------------------------------------
    15,350,000   MTA Service Contract, Series A 2                5.750   07/01/2031    07/01/2012 A      16,435,552
--------------------------------------------------------------------------------------------------------------------
    16,710,000   MTA, Series A 2                                 5.000   11/15/2026    11/15/2016 A      17,297,357
--------------------------------------------------------------------------------------------------------------------
     4,100,000   MTA, Series A                                   5.125   11/15/2031    11/15/2012 A       4,228,289
--------------------------------------------------------------------------------------------------------------------
    11,075,000   MTA, Series A 2                                 5.500   11/15/2026    11/15/2012 A      11,772,061
--------------------------------------------------------------------------------------------------------------------
    25,000,000   MTA, Series A                                   5.750   11/15/2032    11/15/2012 A      26,759,750
--------------------------------------------------------------------------------------------------------------------
        55,000   MTA, Series B                                   5.000   07/01/2020 1  01/01/2008 A          56,152
--------------------------------------------------------------------------------------------------------------------
     2,000,000   MTA, Series B-2                                 5.000   07/01/2017    01/01/2008 A       2,041,700


                    23 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                           EFFECTIVE             VALUE
        AMOUNT                                                  COUPON      MATURITY      MATURITY*       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       50,000   MTA, Series E                                   5.500%   11/15/2021    11/15/2012 A  $       53,507
---------------------------------------------------------------------------------------------------------------------
        50,000   Municipal Assistance Corp. for Troy             5.000    01/15/2016    01/15/2008 A          50,796
---------------------------------------------------------------------------------------------------------------------
       300,000   Nassau County Bridge Authority                  5.250    10/01/2026    10/01/2007 A         306,873
---------------------------------------------------------------------------------------------------------------------
       645,000   Nassau County IDA (ACDS)                        6.000    12/01/2019    12/02/2016 A         661,190
---------------------------------------------------------------------------------------------------------------------
       475,000   Nassau County IDA (ALIA-ACDS)                   7.000    10/01/2016    11/01/2011 A         508,193
---------------------------------------------------------------------------------------------------------------------
       830,000   Nassau County IDA (ALIA-ACLD)                   5.750    09/01/2011    02/03/2010 B         848,260
---------------------------------------------------------------------------------------------------------------------
       705,000   Nassau County IDA (ALIA-CMA)                    7.000    10/01/2016    11/01/2011 A         754,265
---------------------------------------------------------------------------------------------------------------------
       545,000   Nassau County IDA (ALIA-CRR)                    7.000    10/01/2016    11/01/2011 A         583,085
---------------------------------------------------------------------------------------------------------------------
       120,000   Nassau County IDA (ALIA-FREE)                   7.000    10/01/2016    11/01/2011 A         128,386
---------------------------------------------------------------------------------------------------------------------
       495,000   Nassau County IDA (ALIA-HKSB)                   7.000    10/01/2016    11/01/2011 A         529,591
---------------------------------------------------------------------------------------------------------------------
     1,870,000   Nassau County IDA (CSMR) 2                      6.000    12/01/2019    12/03/2016 A       1,916,937
---------------------------------------------------------------------------------------------------------------------
       795,000   Nassau County IDA (Epilepsy Foundation
                 of Long Island)                                 6.000    12/01/2019    12/05/2016 A         814,907
---------------------------------------------------------------------------------------------------------------------
        80,000   Nassau County IDA (North Shore CFGA)            5.750    05/01/2008    11/05/2007 B          80,583
---------------------------------------------------------------------------------------------------------------------
       230,000   Nassau County IDA (United Cerebral Palsy)       5.750    11/01/2007    11/01/2007           230,741
---------------------------------------------------------------------------------------------------------------------
     1,125,000   Nassau County IDA (United Cerebral Palsy)       5.750    11/01/2009    11/06/2008 B       1,127,756
---------------------------------------------------------------------------------------------------------------------
       520,000   Nassau County IDA (WORCA)                       6.000    12/01/2019    12/01/2016 A         533,021
---------------------------------------------------------------------------------------------------------------------
       145,000   Nassau County IDA, Series C                     6.000    12/01/2019    12/04/2016 A         148,631
---------------------------------------------------------------------------------------------------------------------
       680,000   Nassau County Interim Finance Authority         5.125    11/15/2021    11/15/2007 A         683,550
---------------------------------------------------------------------------------------------------------------------
        80,000   Nassau County Interim Finance Authority         5.375    11/15/2012    11/15/2007 A          80,471
---------------------------------------------------------------------------------------------------------------------
        35,000   Nassau County Interim Finance Authority         5.375    11/15/2013    11/15/2007 A          35,206
---------------------------------------------------------------------------------------------------------------------
    21,000,000   Nassau County Tobacco Settlement Corp.          0.000 4  06/01/2026    12/03/2015 B      19,161,660
---------------------------------------------------------------------------------------------------------------------
       725,000   Nassau County Tobacco Settlement Corp.          6.000    07/15/2017    07/15/2009 F         762,425
---------------------------------------------------------------------------------------------------------------------
        25,000   Nassau County Tobacco Settlement Corp.          6.000    07/15/2018    07/15/2009 A          26,291
---------------------------------------------------------------------------------------------------------------------
     5,440,000   Nassau County Tobacco Settlement Corp.          6.125    07/15/2018    07/15/2009 A       5,737,350
---------------------------------------------------------------------------------------------------------------------
       125,000   Nassau County Tobacco Settlement Corp.          6.200    07/15/2018    07/15/2009 A         131,939
---------------------------------------------------------------------------------------------------------------------
     4,125,000   Nassau County Tobacco Settlement Corp.          6.250    07/15/2020 1  07/15/2009 A       4,358,021
---------------------------------------------------------------------------------------------------------------------
     3,620,000   Nassau County Tobacco Settlement Corp.          6.250    07/15/2020    07/15/2009 A       3,824,494
---------------------------------------------------------------------------------------------------------------------
     2,255,000   Nassau County Tobacco Settlement Corp.          6.250    07/15/2021    07/15/2009 A       2,382,385
---------------------------------------------------------------------------------------------------------------------
     4,925,000   Nassau County Tobacco Settlement Corp.          6.300    07/15/2021    07/15/2009 A       5,207,991
---------------------------------------------------------------------------------------------------------------------
     1,320,000   Nassau County Tobacco Settlement Corp.          6.300    07/15/2022    07/15/2009 A       1,395,847
---------------------------------------------------------------------------------------------------------------------
    15,050,000   Nassau County Tobacco Settlement Corp.          6.500    07/15/2027    07/15/2009 A      15,973,468
---------------------------------------------------------------------------------------------------------------------
     5,000,000   Nassau County Tobacco Settlement Corp. 2        6.600    07/15/2039    07/15/2009 A       5,316,550
---------------------------------------------------------------------------------------------------------------------
    12,000,000   Nassau County Tobacco Settlement Corp.
                 (TASC)                                          5.000    06/01/2035    06/01/2016 A      12,075,960
---------------------------------------------------------------------------------------------------------------------
       285,000   Nassau IDA (EBS North Hills LLC)                7.000    11/01/2013    12/28/2010 B         297,506
---------------------------------------------------------------------------------------------------------------------
       130,000   Nassau IDA (EBS North Hills LLC)                7.000    11/01/2013    12/28/2010 B         135,704
---------------------------------------------------------------------------------------------------------------------
       170,000   Nassau IDA (EBS North Hills LLC)                7.000    11/01/2013    12/28/2010 B         177,460
---------------------------------------------------------------------------------------------------------------------
       185,000   Nassau IDA (EBS North Hills LLC)                7.000    11/01/2013    03/28/2011 B         193,118
---------------------------------------------------------------------------------------------------------------------
       185,000   Nassau IDA (EBS North Hills LLC)                7.000    11/01/2013    03/28/2011 B         193,118
---------------------------------------------------------------------------------------------------------------------
        50,000   New Hartford-Sunset Wood Funding Corp.          5.950    08/01/2027    08/01/2007 A          51,044


                    24 | LIMITED TERM NEW YORK MUNICIPAL FUND

     PRINCIPAL                                                                           EFFECTIVE             VALUE
        AMOUNT                                                  COUPON      MATURITY      MATURITY*       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    1,235,000   New Rochelle IDA (College of New Rochelle)      5.500%   07/01/2019    07/01/2009 A  $    1,279,114
---------------------------------------------------------------------------------------------------------------------
       190,000   New Rochelle Municipal Hsg. Authority,
                 Series A                                        5.000    12/01/2008    03/09/2008 B         191,606
---------------------------------------------------------------------------------------------------------------------
        80,000   New Rochelle Municipal Hsg. Authority,
                 Series B                                        6.500    12/01/2014    12/01/2008 E          84,581
---------------------------------------------------------------------------------------------------------------------
        15,000   New Windsor GO                                  5.300    05/01/2010    11/01/2007 A          15,189
---------------------------------------------------------------------------------------------------------------------
     1,465,000   Newark-Wayne Community Hospital                 7.600    09/01/2015    09/01/2007 A       1,467,007
---------------------------------------------------------------------------------------------------------------------
        10,000   Newburgh GO                                     7.600    04/01/2008    10/01/2007 A          10,095
---------------------------------------------------------------------------------------------------------------------
     1,345,000   Newburgh IDA (Bourne & Kenney Redevel.
                 Company)                                        5.650    08/01/2020 1  08/01/2009 A       1,378,934
---------------------------------------------------------------------------------------------------------------------
       150,000   Niagara County IDA (American Ref-Fuel
                 Company)                                        5.550    11/15/2024    11/15/2011 A         155,513
---------------------------------------------------------------------------------------------------------------------
     1,350,000   Niagara County IDA (Niagara Falls Memorial
                 Medical Center)                                 5.250    06/01/2018    10/04/2016 B       1,341,104
---------------------------------------------------------------------------------------------------------------------
    13,560,000   Niagara County IDA (Niagara Falls Memorial
                 Medical Center)                                 5.500    11/01/2035    12/28/2007 C      13,859,405
---------------------------------------------------------------------------------------------------------------------
     5,000,000   Niagara County IDA (Solid Waste Disposal)       5.450    11/15/2025    11/15/2012 A       5,180,900
---------------------------------------------------------------------------------------------------------------------
     8,710,000   Niagara County IDA (Solid Waste Disposal)       5.550    11/15/2024    11/15/2011 A       9,065,281
---------------------------------------------------------------------------------------------------------------------
     9,850,000   Niagara County IDA (Solid Waste Disposal)       5.625    11/15/2024    11/15/2012 A      10,206,964
---------------------------------------------------------------------------------------------------------------------
       170,000   Niagara County Tobacco Asset
                 Securitization Corp.                            5.375    05/15/2018    05/15/2009 F         175,707
---------------------------------------------------------------------------------------------------------------------
       175,000   Niagara County Tobacco Asset
                 Securitization Corp.                            5.500    05/15/2019    05/15/2011 A         181,235
---------------------------------------------------------------------------------------------------------------------
        90,000   Niagara County Tobacco Asset
                 Securitization Corp.                            5.500    05/15/2020    05/15/2011 A          93,290
---------------------------------------------------------------------------------------------------------------------
     1,175,000   Niagara County Tobacco Asset
                 Securitization Corp.                            5.875    05/15/2022    05/15/2011 A       1,228,651
---------------------------------------------------------------------------------------------------------------------
     1,045,000   Niagara County Tobacco Asset
                 Securitization Corp.                            6.250    05/15/2034    11/15/2010 A       1,103,844
---------------------------------------------------------------------------------------------------------------------
       945,000   Niagara County Tobacco Asset
                 Securitization Corp.                            6.250    05/15/2040    05/15/2010 A         998,213
---------------------------------------------------------------------------------------------------------------------
    11,995,000   Niagara County Tobacco Asset
                 Securitization Corp.                            6.750    05/15/2029 1  05/15/2010 A      12,823,974
---------------------------------------------------------------------------------------------------------------------
        10,000   Niagara Falls HDC (Niagara Towers)              5.150    10/01/2010    10/01/2008 A          10,110
---------------------------------------------------------------------------------------------------------------------
     1,000,000   Niagara Falls Public Water Authority            5.500    07/15/2034    07/15/2015 A       1,085,030
---------------------------------------------------------------------------------------------------------------------
        35,000   Niagara Frontier Transportation Authority
                 (Buffalo Niagara International Airport)         5.000    04/01/2013    04/01/2008 A          35,537
---------------------------------------------------------------------------------------------------------------------
     5,460,000   Niagara Frontier Transportation Authority
                 (Buffalo Niagara International Airport)         5.625    04/01/2029 1  04/01/2009 A       5,643,074
---------------------------------------------------------------------------------------------------------------------
       210,000   Niagara Frontier Transportation Authority
                 (Buffalo Niagara International Airport)         5.750    04/01/2019    04/01/2009 A         218,314
---------------------------------------------------------------------------------------------------------------------
       610,000   North Babylon Volunteer Fire Company            5.750    08/01/2022    08/01/2007 A         629,166
---------------------------------------------------------------------------------------------------------------------
        25,000   North Elba GO                                   5.400    06/01/2009    12/01/2007 A          25,170
---------------------------------------------------------------------------------------------------------------------
     9,625,000   NY Counties Tobacco Trust I                     6.300    06/01/2019 1  06/01/2010 E      10,358,040


                    25 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                           EFFECTIVE             VALUE
        AMOUNT                                                  COUPON      MATURITY      MATURITY*       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    4,670,000   NY Counties Tobacco Trust I                     6.300%   06/01/2019 1  06/01/2010 A  $    4,946,464
---------------------------------------------------------------------------------------------------------------------
     8,650,000   NY Counties Tobacco Trust I                     6.500    06/01/2035    06/01/2010 E       9,356,100
---------------------------------------------------------------------------------------------------------------------
     4,295,000   NY Counties Tobacco Trust I                     6.500    06/01/2035    06/01/2010 A       4,568,935
---------------------------------------------------------------------------------------------------------------------
     3,295,000   NY Counties Tobacco Trust I                     6.625    06/01/2042 1  06/01/2010 A       3,525,650
---------------------------------------------------------------------------------------------------------------------
    21,415,000   NY Counties Tobacco Trust II (TASC)             5.250    06/01/2025    03/17/2011 D      22,003,913
---------------------------------------------------------------------------------------------------------------------
       150,000   NY Counties Tobacco Trust II (TASC)             5.500    06/01/2011    06/01/2011           157,616
---------------------------------------------------------------------------------------------------------------------
       865,000   NY Counties Tobacco Trust II (TASC)             5.625    06/01/2035    06/01/2012 A         902,342
---------------------------------------------------------------------------------------------------------------------
     1,055,000   NY Counties Tobacco Trust II (TASC)             5.750    06/01/2013    06/01/2011 A       1,124,419
---------------------------------------------------------------------------------------------------------------------
     1,925,000   NY Counties Tobacco Trust II (TASC) 2           5.750    06/01/2014    06/01/2011 A       2,043,773
---------------------------------------------------------------------------------------------------------------------
       750,000   NY Counties Tobacco Trust II (TASC)             5.750    06/01/2043    06/01/2012 A         784,815
---------------------------------------------------------------------------------------------------------------------
     2,120,000   NY Counties Tobacco Trust II (TASC)             6.000    06/01/2015    06/01/2011 A       2,262,634
---------------------------------------------------------------------------------------------------------------------
     2,330,000   NY Counties Tobacco Trust II (TASC) 2           6.000    06/01/2016    06/01/2011 A       2,478,095
---------------------------------------------------------------------------------------------------------------------
    10,175,000   NY Counties Tobacco Trust III 2                 5.000    06/01/2027    05/19/2009 D      10,385,114
---------------------------------------------------------------------------------------------------------------------
     4,980,000   NY Counties Tobacco Trust III                   5.750    06/01/2033    09/26/2012 D       5,268,442
---------------------------------------------------------------------------------------------------------------------
    16,535,000   NY Counties Tobacco Trust III                   6.000    06/01/2043    06/01/2013 A      17,736,598
---------------------------------------------------------------------------------------------------------------------
     4,405,000   NY Counties Tobacco Trust IV                    4.250    06/01/2021    12/14/2011 B       4,337,956
---------------------------------------------------------------------------------------------------------------------
    38,400,000   NY Counties Tobacco Trust IV (TASC)             0.000 4  06/01/2041    08/03/2019 B      32,098,176
---------------------------------------------------------------------------------------------------------------------
     4,520,000   NY Counties Tobacco Trust IV (TASC)             4.750    06/01/2026    10/12/2009 D       4,557,878
---------------------------------------------------------------------------------------------------------------------
    38,400,000   NY Counties Tobacco Trust IV (TASC)             6.650    06/01/2041    06/01/2010 A       5,925,120
---------------------------------------------------------------------------------------------------------------------
    29,000,000   NYC GO 5                                        5.000    06/01/2023    06/01/2015 A      30,005,141
---------------------------------------------------------------------------------------------------------------------
        50,000   NYC GO                                          0.000 4  03/15/2029    03/15/2011 A          45,223
---------------------------------------------------------------------------------------------------------------------
        20,000   NYC GO                                          0.000 4  11/15/2037    11/15/2007 A          19,745
---------------------------------------------------------------------------------------------------------------------
        15,000   NYC GO                                          5.000    08/01/2015    08/01/2008 A          15,313
---------------------------------------------------------------------------------------------------------------------
        20,000   NYC GO                                          5.000    08/15/2016    08/15/2008 A          20,424
---------------------------------------------------------------------------------------------------------------------
        15,000   NYC GO                                          5.000    05/15/2018    05/15/2008 A          15,291
---------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                          5.000    05/15/2018    05/15/2008 A           5,107
---------------------------------------------------------------------------------------------------------------------
        20,000   NYC GO                                          5.000    08/01/2018    02/01/2008 A          20,327
---------------------------------------------------------------------------------------------------------------------
       435,000   NYC GO                                          5.000    08/01/2018    02/01/2008 A         440,951
---------------------------------------------------------------------------------------------------------------------
        50,000   NYC GO                                          5.000    08/15/2018    08/15/2008 A          50,850
---------------------------------------------------------------------------------------------------------------------
     1,055,000   NYC GO                                          5.000    12/01/2018    12/01/2014 A       1,099,426
---------------------------------------------------------------------------------------------------------------------
        90,000   NYC GO                                          5.000    08/15/2019    08/15/2008 A          91,530
---------------------------------------------------------------------------------------------------------------------
       425,000   NYC GO                                          5.000    08/01/2020    08/01/2014 A         440,632
---------------------------------------------------------------------------------------------------------------------
       570,000   NYC GO                                          5.000    03/15/2021    03/15/2009 A         580,688
---------------------------------------------------------------------------------------------------------------------
     4,000,000   NYC GO                                          5.000    08/01/2021    08/01/2015 A       4,152,040
---------------------------------------------------------------------------------------------------------------------
        25,000   NYC GO                                          5.000    08/01/2022    08/01/2008 A          25,508
---------------------------------------------------------------------------------------------------------------------
     1,500,000   NYC GO                                          5.000    08/01/2022    08/01/2015 A       1,554,960
---------------------------------------------------------------------------------------------------------------------
        10,000   NYC GO                                          5.000    08/01/2022    08/01/2008 A          10,203
---------------------------------------------------------------------------------------------------------------------
       110,000   NYC GO                                          5.000    08/01/2022    02/01/2009 A         111,932
---------------------------------------------------------------------------------------------------------------------
        85,000   NYC GO                                          5.000    08/01/2022    02/01/2008 A          86,340
---------------------------------------------------------------------------------------------------------------------
        25,000   NYC GO                                          5.000    08/01/2022    02/01/2008 A          25,321
---------------------------------------------------------------------------------------------------------------------
        10,000   NYC GO                                          5.000    08/01/2022    08/01/2008 A          10,203


                    26 | LIMITED TERM NEW YORK MUNICIPAL FUND

     PRINCIPAL                                                                           EFFECTIVE             VALUE
        AMOUNT                                                  COUPON      MATURITY      MATURITY*       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    1,000,000   NYC GO                                          5.000%   08/01/2022    08/01/2015 A  $    1,036,640
---------------------------------------------------------------------------------------------------------------------
        65,000   NYC GO                                          5.000    08/01/2022    08/01/2010 A          65,989
---------------------------------------------------------------------------------------------------------------------
        30,000   NYC GO                                          5.000    08/15/2022    08/15/2008 A          30,729
---------------------------------------------------------------------------------------------------------------------
       175,000   NYC GO                                          5.000    08/15/2022    08/15/2008 A         177,975
---------------------------------------------------------------------------------------------------------------------
        40,000   NYC GO                                          5.000    09/15/2022    09/15/2013 A          41,278
---------------------------------------------------------------------------------------------------------------------
     2,500,000   NYC GO                                          5.000    11/01/2022    11/01/2014 A       2,587,525
---------------------------------------------------------------------------------------------------------------------
        15,000   NYC GO                                          5.000    05/15/2023    05/15/2008 A          15,276
---------------------------------------------------------------------------------------------------------------------
        50,000   NYC GO                                          5.000    08/01/2023    02/01/2008 A          50,789
---------------------------------------------------------------------------------------------------------------------
     4,000,000   NYC GO                                          5.000    08/01/2023    08/01/2015 A       4,141,040
---------------------------------------------------------------------------------------------------------------------
        10,000   NYC GO                                          5.000    08/01/2023    02/01/2008 A          10,176
---------------------------------------------------------------------------------------------------------------------
     1,105,000   NYC GO                                          5.000    08/01/2023    02/01/2008 A       1,120,116
---------------------------------------------------------------------------------------------------------------------
     1,000,000   NYC GO                                          5.000    08/01/2023    08/01/2015 A       1,035,260
---------------------------------------------------------------------------------------------------------------------
       250,000   NYC GO                                          5.000    08/01/2023    08/01/2008 A         253,738
---------------------------------------------------------------------------------------------------------------------
       615,000   NYC GO                                          5.000    08/01/2023    08/01/2015 A         636,685
---------------------------------------------------------------------------------------------------------------------
    10,000,000   NYC GO                                          5.000    08/15/2023    08/15/2014 A      10,335,400
---------------------------------------------------------------------------------------------------------------------
     6,750,000   NYC GO                                          5.000    11/01/2023    11/01/2014 A       6,977,745
---------------------------------------------------------------------------------------------------------------------
    11,340,000   NYC GO                                          5.000    12/01/2023    12/01/2014 A      11,708,437
---------------------------------------------------------------------------------------------------------------------
        90,000   NYC GO                                          5.000    04/15/2024    04/15/2009 A          92,298
---------------------------------------------------------------------------------------------------------------------
    15,000,000   NYC GO                                          5.000    06/01/2024    06/01/2016 A      15,551,250
---------------------------------------------------------------------------------------------------------------------
     1,150,000   NYC GO                                          5.000    08/01/2024    08/01/2015 A       1,188,974
---------------------------------------------------------------------------------------------------------------------
     3,040,000   NYC GO                                          5.000    08/01/2024    08/01/2015 A       3,143,026
---------------------------------------------------------------------------------------------------------------------
     8,000,000   NYC GO                                          5.000    08/01/2024    02/01/2016 A       8,284,880
---------------------------------------------------------------------------------------------------------------------
     5,000,000   NYC GO                                          5.000    09/01/2024    09/01/2015 A       5,170,800
---------------------------------------------------------------------------------------------------------------------
     3,650,000   NYC GO                                          5.000    12/01/2024    12/01/2014 A       3,763,953
---------------------------------------------------------------------------------------------------------------------
     1,000,000   NYC GO                                          5.000    02/01/2025    02/01/2017 A       1,037,370
---------------------------------------------------------------------------------------------------------------------
     6,000,000   NYC GO                                          5.000    06/01/2025    06/01/2015 A       6,191,820
---------------------------------------------------------------------------------------------------------------------
     1,000,000   NYC GO                                          5.000    08/01/2025    08/01/2015 A       1,032,520
---------------------------------------------------------------------------------------------------------------------
     5,335,000   NYC GO                                          5.000    09/01/2025    09/01/2015 A       5,509,881
---------------------------------------------------------------------------------------------------------------------
     1,000,000   NYC GO                                          5.000    12/01/2025    12/01/2014 A       1,029,950
---------------------------------------------------------------------------------------------------------------------
     5,000,000   NYC GO                                          5.000    04/01/2026    04/01/2015 A       5,150,250
---------------------------------------------------------------------------------------------------------------------
     6,920,000   NYC GO                                          5.000    08/01/2026    08/01/2015 A       7,135,558
---------------------------------------------------------------------------------------------------------------------
     5,000,000   NYC GO                                          5.000    08/01/2026    08/01/2015 A       5,155,750
---------------------------------------------------------------------------------------------------------------------
     4,000,000   NYC GO                                          5.000    08/01/2026    08/01/2015 A       4,124,600
---------------------------------------------------------------------------------------------------------------------
     1,830,000   NYC GO                                          5.000    11/01/2027    11/01/2014 A       1,884,809
---------------------------------------------------------------------------------------------------------------------
       125,000   NYC GO                                          5.000    03/15/2029    03/15/2009 A         126,871
---------------------------------------------------------------------------------------------------------------------
        90,000   NYC GO                                          5.000    03/15/2029    03/15/2009 A          91,562
---------------------------------------------------------------------------------------------------------------------
        10,000   NYC GO                                          5.000    04/15/2029    04/15/2009 A          10,177
---------------------------------------------------------------------------------------------------------------------
     6,450,000   NYC GO                                          5.000    03/01/2030    03/01/2015 A       6,637,050
---------------------------------------------------------------------------------------------------------------------
       270,000   NYC GO                                          5.100    08/15/2027    08/15/2014 A         279,955
---------------------------------------------------------------------------------------------------------------------
       195,000   NYC GO                                          5.125    08/01/2011    02/01/2008 A         198,243
---------------------------------------------------------------------------------------------------------------------
       115,000   NYC GO                                          5.125    08/01/2018    08/01/2008 A         117,080


                    27 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                           EFFECTIVE              VALUE
        AMOUNT                                                  COUPON      MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       10,000   NYC GO                                          5.125%   03/15/2019    03/15/2009 A  $        10,319
----------------------------------------------------------------------------------------------------------------------
     8,360,000   NYC GO                                          5.125    08/01/2022    02/01/2009 A        8,463,246
----------------------------------------------------------------------------------------------------------------------
       200,000   NYC GO                                          5.125    03/15/2025    03/15/2012 A          207,994
----------------------------------------------------------------------------------------------------------------------
       185,000   NYC GO                                          5.125    08/01/2025    02/01/2008 A          187,518
----------------------------------------------------------------------------------------------------------------------
        45,000   NYC GO                                          5.125    08/01/2025    08/01/2008 A           45,916
----------------------------------------------------------------------------------------------------------------------
       465,000   NYC GO                                          5.125    08/01/2025    08/01/2008 A          473,161
----------------------------------------------------------------------------------------------------------------------
        10,000   NYC GO                                          5.125    03/01/2028    03/01/2008 A           10,195
----------------------------------------------------------------------------------------------------------------------
        25,000   NYC GO                                          5.125    05/15/2029    05/15/2009 A           25,648
----------------------------------------------------------------------------------------------------------------------
        15,000   NYC GO                                          5.125    05/15/2029    05/15/2009 A           15,509
----------------------------------------------------------------------------------------------------------------------
        50,000   NYC GO                                          5.200    08/01/2021    08/01/2008 A           50,960
----------------------------------------------------------------------------------------------------------------------
        20,000   NYC GO                                          5.200    08/01/2021    08/01/2008 A           20,484
----------------------------------------------------------------------------------------------------------------------
        50,000   NYC GO                                          5.250    08/01/2011    02/01/2008 A           50,550
----------------------------------------------------------------------------------------------------------------------
        25,000   NYC GO                                          5.250    05/01/2012    11/01/2007 A           25,121
----------------------------------------------------------------------------------------------------------------------
        95,000   NYC GO                                          5.250    08/01/2012    08/01/2007 A           96,051
----------------------------------------------------------------------------------------------------------------------
        50,000   NYC GO                                          5.250    08/15/2013    08/15/2008 A           51,220
----------------------------------------------------------------------------------------------------------------------
        50,000   NYC GO                                          5.250    02/01/2014    02/01/2008 A           50,868
----------------------------------------------------------------------------------------------------------------------
       245,000   NYC GO                                          5.250    08/01/2015    02/01/2008 A          249,307
----------------------------------------------------------------------------------------------------------------------
        45,000   NYC GO                                          5.250    08/01/2015    08/01/2007 A           45,498
----------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                          5.250    08/01/2015    08/01/2007 A            5,056
----------------------------------------------------------------------------------------------------------------------
       245,000   NYC GO                                          5.250    08/01/2015    08/01/2007 A          247,710
----------------------------------------------------------------------------------------------------------------------
        20,000   NYC GO                                          5.250    08/01/2016    02/01/2008 A           20,347
----------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                          5.250    08/01/2016    08/01/2007 A            5,056
----------------------------------------------------------------------------------------------------------------------
        45,000   NYC GO                                          5.250    08/01/2016    08/01/2007 A           45,498
----------------------------------------------------------------------------------------------------------------------
        75,000   NYC GO                                          5.250    08/01/2017    02/01/2008 A           76,156
----------------------------------------------------------------------------------------------------------------------
        90,000   NYC GO                                          5.250    08/01/2019    08/01/2008 A           91,795
----------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                          5.250    08/01/2020    08/01/2007 A            5,056
----------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                          5.250    08/01/2020    08/01/2007 A            5,056
----------------------------------------------------------------------------------------------------------------------
        45,000   NYC GO                                          5.250    08/01/2020    08/01/2007 A           45,502
----------------------------------------------------------------------------------------------------------------------
       305,000   NYC GO                                          5.250    08/01/2020    08/01/2007 A          308,303
----------------------------------------------------------------------------------------------------------------------
        10,000   NYC GO                                          5.250    05/01/2021    11/01/2007 A           10,047
----------------------------------------------------------------------------------------------------------------------
     2,785,000   NYC GO                                          5.250    08/01/2021    08/01/2007 A        2,816,387
----------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                          5.250    08/01/2021    08/01/2007 A            5,056
----------------------------------------------------------------------------------------------------------------------
       375,000   NYC GO                                          5.250    08/01/2021    08/01/2007 A          379,061
----------------------------------------------------------------------------------------------------------------------
        40,000   NYC GO                                          5.250    11/15/2021 1  11/15/2007 A           40,545
----------------------------------------------------------------------------------------------------------------------
        25,000   NYC GO                                          5.250    01/15/2023    01/15/2013 A           26,104
----------------------------------------------------------------------------------------------------------------------
        15,000   NYC GO                                          5.250    08/15/2023    08/15/2008 A           15,304
----------------------------------------------------------------------------------------------------------------------
     1,000,000   NYC GO                                          5.250    08/15/2024    08/15/2014 A        1,053,030
----------------------------------------------------------------------------------------------------------------------
     5,110,000   NYC GO                                          5.250    08/15/2026    08/15/2014 A        5,374,596
----------------------------------------------------------------------------------------------------------------------
       160,000   NYC GO                                          5.250    06/01/2027    06/01/2012 A          166,205
----------------------------------------------------------------------------------------------------------------------
       220,000   NYC GO                                          5.250    01/15/2028    01/15/2013 A          229,381
----------------------------------------------------------------------------------------------------------------------
        20,000   NYC GO                                          5.250    01/15/2033    01/15/2013 A           21,298


                    28 | LIMITED TERM NEW YORK MUNICIPAL FUND

     PRINCIPAL                                                                           EFFECTIVE              VALUE
        AMOUNT                                                  COUPON      MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
  $    180,000   NYC GO                                          5.250%   01/15/2033    01/15/2013 A  $       187,317
----------------------------------------------------------------------------------------------------------------------
        20,000   NYC GO                                          5.300    08/01/2024    08/01/2008 A           20,414
----------------------------------------------------------------------------------------------------------------------
        40,000   NYC GO                                          5.300    01/15/2026    01/15/2013 A           42,695
----------------------------------------------------------------------------------------------------------------------
        95,000   NYC GO                                          5.300    01/15/2026    01/15/2013 A           99,416
----------------------------------------------------------------------------------------------------------------------
        20,000   NYC GO                                          5.350    08/01/2013    02/01/2008 A           20,363
----------------------------------------------------------------------------------------------------------------------
     2,000,000   NYC GO                                          5.375    08/01/2015    08/01/2008 A        2,049,600
----------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                          5.375    08/01/2017    08/01/2010 A            5,265
----------------------------------------------------------------------------------------------------------------------
        45,000   NYC GO                                          5.375    08/01/2017    08/01/2010 A           47,277
----------------------------------------------------------------------------------------------------------------------
       155,000   NYC GO                                          5.375    08/01/2017    08/01/2007 A          156,705
----------------------------------------------------------------------------------------------------------------------
        40,000   NYC GO                                          5.375    11/15/2017    11/15/2007 A           40,572
----------------------------------------------------------------------------------------------------------------------
        50,000   NYC GO                                          5.375    08/01/2019    02/01/2008 A           50,940
----------------------------------------------------------------------------------------------------------------------
        10,000   NYC GO                                          5.375    08/01/2019    08/01/2009 A           10,324
----------------------------------------------------------------------------------------------------------------------
        85,000   NYC GO                                          5.375    08/01/2019    02/01/2008 A           86,401
----------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                          5.375    08/01/2020    08/01/2009 A            5,162
----------------------------------------------------------------------------------------------------------------------
        25,000   NYC GO                                          5.375    08/01/2022    08/01/2007 A           25,275
----------------------------------------------------------------------------------------------------------------------
        25,000   NYC GO                                          5.375    08/01/2022    08/01/2007 A           25,282
----------------------------------------------------------------------------------------------------------------------
        85,000   NYC GO                                          5.375    03/01/2027    03/01/2013 A           89,485
----------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                          5.375    08/01/2027    08/01/2008 A            5,139
----------------------------------------------------------------------------------------------------------------------
       580,000   NYC GO                                          5.375    08/01/2027    08/01/2008 A          593,647
----------------------------------------------------------------------------------------------------------------------
       350,000   NYC GO                                          5.375    11/15/2027    11/15/2007 A          355,191
----------------------------------------------------------------------------------------------------------------------
        35,000   NYC GO                                          5.400    08/01/2011    08/01/2007 A           35,390
----------------------------------------------------------------------------------------------------------------------
       135,000   NYC GO                                          5.500    08/01/2010    08/01/2007 E          136,523
----------------------------------------------------------------------------------------------------------------------
       280,000   NYC GO                                          5.500    08/01/2022    08/01/2007 A          283,128
----------------------------------------------------------------------------------------------------------------------
       810,000   NYC GO                                          5.500    06/01/2023    06/01/2013 A          860,965
----------------------------------------------------------------------------------------------------------------------
     6,825,000   NYC GO                                          5.500    06/01/2023    06/01/2013 A        7,384,172
----------------------------------------------------------------------------------------------------------------------
     1,630,000   NYC GO                                          5.500    05/15/2024 1  05/15/2010 A        1,703,057
----------------------------------------------------------------------------------------------------------------------
        20,000   NYC GO                                          5.500    02/15/2026    08/15/2007 A           20,262
----------------------------------------------------------------------------------------------------------------------
        50,000   NYC GO                                          5.500    02/15/2026    08/15/2007 A           50,445
----------------------------------------------------------------------------------------------------------------------
        10,000   NYC GO                                          5.500    11/15/2037    11/15/2007 A           10,150
----------------------------------------------------------------------------------------------------------------------
        10,000   NYC GO                                          5.600    12/01/2009    12/01/2007 A           10,069
----------------------------------------------------------------------------------------------------------------------
        15,000   NYC GO                                          5.600    12/01/2010    12/01/2007 A           15,102
----------------------------------------------------------------------------------------------------------------------
        30,000   NYC GO                                          5.600    12/01/2013    12/01/2007 A           30,206
----------------------------------------------------------------------------------------------------------------------
        45,000   NYC GO                                          5.625    08/15/2008    08/15/2007 A           45,102
----------------------------------------------------------------------------------------------------------------------
       185,000   NYC GO                                          5.625    08/15/2009    08/15/2007 A          185,418
----------------------------------------------------------------------------------------------------------------------
        95,000   NYC GO                                          5.625    10/01/2020    10/01/2007 A           95,452
----------------------------------------------------------------------------------------------------------------------
       220,000   NYC GO                                          5.700    08/15/2010    08/15/2007 A          220,517
----------------------------------------------------------------------------------------------------------------------
        10,000   NYC GO                                          5.750    05/15/2012    11/15/2007 A           10,015
----------------------------------------------------------------------------------------------------------------------
        10,000   NYC GO                                          5.750    05/15/2012    11/15/2007 A           10,014
----------------------------------------------------------------------------------------------------------------------
     1,910,000   NYC GO                                          5.750    08/01/2012    08/01/2007 A        1,931,965
----------------------------------------------------------------------------------------------------------------------
       465,000   NYC GO                                          5.750    03/01/2018    03/01/2013 A          507,506
----------------------------------------------------------------------------------------------------------------------
       570,000   NYC GO                                          5.750    03/01/2018    03/01/2013 A          611,468


                    29 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                           EFFECTIVE              VALUE
        AMOUNT                                                  COUPON      MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      500,000   NYC GO                                          5.750%   08/01/2018    08/01/2012 A  $       534,215
----------------------------------------------------------------------------------------------------------------------
       190,000   NYC GO                                          5.750    08/01/2018    08/01/2012 A          205,939
----------------------------------------------------------------------------------------------------------------------
       310,000   NYC GO                                          5.750    08/01/2018    08/01/2012 A          330,919
----------------------------------------------------------------------------------------------------------------------
       500,000   NYC GO                                          5.750    03/01/2020    03/01/2013 A          545,705
----------------------------------------------------------------------------------------------------------------------
     5,010,000   NYC GO                                          5.750    03/01/2021    03/01/2013 E        5,467,964
----------------------------------------------------------------------------------------------------------------------
        15,000   NYC GO                                          5.875    11/01/2011    11/01/2008 A           15,247
----------------------------------------------------------------------------------------------------------------------
        55,000   NYC GO                                          5.875    08/01/2015    08/01/2007 A           55,638
----------------------------------------------------------------------------------------------------------------------
     7,155,000   NYC GO                                          5.875    06/01/2019    06/01/2012 A        7,669,516
----------------------------------------------------------------------------------------------------------------------
       505,000   NYC GO                                          5.875    08/01/2019    08/01/2012 E          550,248
----------------------------------------------------------------------------------------------------------------------
     4,770,000   NYC GO                                          5.875    08/01/2019    08/01/2012 A        5,123,409
----------------------------------------------------------------------------------------------------------------------
     5,495,000   NYC GO                                          5.875    06/01/2020    06/01/2012 A        5,890,145
----------------------------------------------------------------------------------------------------------------------
     6,645,000   NYC GO                                          5.875    06/01/2021    06/01/2012 A        7,122,842
----------------------------------------------------------------------------------------------------------------------
        15,000   NYC GO                                          6.000    05/15/2010    11/15/2007 A           15,024
----------------------------------------------------------------------------------------------------------------------
        50,000   NYC GO                                          6.000    05/15/2011    11/15/2007 A           50,082
----------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                          6.000    02/01/2012    02/01/2008 A            5,083
----------------------------------------------------------------------------------------------------------------------
        25,000   NYC GO                                          6.000    04/15/2012    10/15/2007 A           25,290
----------------------------------------------------------------------------------------------------------------------
       140,000   NYC GO                                          6.000    08/01/2013    08/01/2007 A          141,638
----------------------------------------------------------------------------------------------------------------------
       580,000   NYC GO                                          6.000    08/01/2017    08/01/2007 A          586,757
----------------------------------------------------------------------------------------------------------------------
       695,000   NYC GO                                          6.000    08/01/2017    08/01/2007 A          703,097
----------------------------------------------------------------------------------------------------------------------
        10,000   NYC GO                                          6.000    05/15/2018    05/15/2010 A           10,597
----------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                          6.000    02/01/2022    02/01/2008 A            5,082
----------------------------------------------------------------------------------------------------------------------
       115,000   NYC GO                                          6.000    05/15/2022    05/15/2010 A          122,715
----------------------------------------------------------------------------------------------------------------------
        15,000   NYC GO                                          6.000    05/15/2022    05/15/2010 A           15,874
----------------------------------------------------------------------------------------------------------------------
        35,000   NYC GO                                          6.000    02/15/2024    08/15/2007 A           35,315
----------------------------------------------------------------------------------------------------------------------
        10,000   NYC GO                                          6.125    08/01/2025 1  08/01/2007 A           10,118
----------------------------------------------------------------------------------------------------------------------
        45,000   NYC GO                                          6.125    08/01/2025    08/01/2007 A           45,527
----------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                          6.125    08/01/2025    08/01/2007 A            5,059
----------------------------------------------------------------------------------------------------------------------
       825,000   NYC GO                                          6.250    08/01/2009    02/01/2008 A          838,844
----------------------------------------------------------------------------------------------------------------------
        60,000   NYC GO                                          6.250    08/01/2009    02/01/2008 A           61,015
----------------------------------------------------------------------------------------------------------------------
       255,000   NYC GO                                          6.350    05/15/2014    05/15/2008 A          262,790
----------------------------------------------------------------------------------------------------------------------
     1,130,000   NYC GO                                          6.500    05/15/2017    05/15/2010 A        1,212,580
----------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                          7.000    02/01/2009    02/01/2008 A            5,013
----------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                          7.000    12/01/2010    12/01/2007 A            5,063
----------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                          7.000    02/01/2011    02/01/2008 A            5,014
----------------------------------------------------------------------------------------------------------------------
        30,000   NYC GO                                          7.000    02/01/2012    02/01/2008 A           30,078
----------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                          7.000    02/01/2018    02/01/2008 A            5,012
----------------------------------------------------------------------------------------------------------------------
        15,000   NYC GO                                          7.500    02/01/2009    02/01/2008 A           15,043
----------------------------------------------------------------------------------------------------------------------
        45,000   NYC GO                                          7.750    08/15/2027    08/15/2007 A           45,205
----------------------------------------------------------------------------------------------------------------------
        55,000   NYC GO DIAMONDS                                 0.000 4  08/01/2025 1  02/01/2008 A           55,357
----------------------------------------------------------------------------------------------------------------------
       100,000   NYC GO RIBS                                     7.383 6  08/13/2009    02/01/2008 A          100,274
----------------------------------------------------------------------------------------------------------------------
        50,000   NYC GO RIBS                                     7.383 6  07/29/2010    02/01/2008 A           50,137


                    30 | LIMITED TERM NEW YORK MUNICIPAL FUND

     PRINCIPAL                                                                            EFFECTIVE              VALUE
        AMOUNT                                                  COUPON      MATURITY       MATURITY*        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      100,000   NYC GO RIBS                                     7.481% 6  08/22/2013    02/01/2008 A  $       100,282
-----------------------------------------------------------------------------------------------------------------------
        50,000   NYC GO RIBS                                     7.582 6   08/27/2015    02/01/2008 A           50,141
-----------------------------------------------------------------------------------------------------------------------
        90,000   NYC GO RIBS                                     7.962 6   08/29/2008    02/01/2008 A           90,248
-----------------------------------------------------------------------------------------------------------------------
       450,000   NYC GO RIBS                                     8.735 6   09/01/2011    02/01/2008 A          451,827
-----------------------------------------------------------------------------------------------------------------------
       565,000   NYC HDC (Multifamily Hsg.)                      5.050     11/01/2023    11/01/2012 A          576,583
-----------------------------------------------------------------------------------------------------------------------
     4,610,000   NYC HDC (Multifamily Hsg.)                      5.250     11/01/2030    05/01/2014 A        4,771,534
-----------------------------------------------------------------------------------------------------------------------
        20,000   NYC HDC (Multifamily Hsg.)                      5.250     11/01/2031    11/01/2010 A           20,406
-----------------------------------------------------------------------------------------------------------------------
       900,000   NYC HDC (Multifamily Hsg.), Series A            5.375     11/01/2023    05/01/2012 A          914,400
-----------------------------------------------------------------------------------------------------------------------
       450,000   NYC HDC (Multifamily Hsg.), Series A            5.500     11/01/2009    05/01/2008 A          454,775
-----------------------------------------------------------------------------------------------------------------------
       845,000   NYC HDC (Multifamily Hsg.), Series A            5.625     05/01/2012    05/01/2008 A          856,450
-----------------------------------------------------------------------------------------------------------------------
     1,950,000   NYC HDC (Multifamily Hsg.), Series E            6.250     05/01/2036    11/01/2009 A        2,051,946
-----------------------------------------------------------------------------------------------------------------------
    17,510,000   NYC HDC, Series A 5                             5.000     07/01/2025    07/01/2015 A       18,146,664
-----------------------------------------------------------------------------------------------------------------------
       185,000   NYC HDC, Series A                               5.000     07/01/2010    07/01/2010            190,798
-----------------------------------------------------------------------------------------------------------------------
     4,450,000   NYC HDC, Series A                               5.000     07/01/2025    07/01/2015 A        4,611,802
-----------------------------------------------------------------------------------------------------------------------
     2,215,000   NYC HDC, Series C                               5.000     11/01/2026    07/16/2022 A        2,220,095
-----------------------------------------------------------------------------------------------------------------------
    27,750,000   NYC Health & Hospital Corp. 2                   5.250     02/15/2017 1  02/15/2010 A       28,176,518
-----------------------------------------------------------------------------------------------------------------------
     1,010,000   NYC Health & Hospital Corp.                     5.450     02/15/2026    02/15/2012 A        1,035,715
-----------------------------------------------------------------------------------------------------------------------
     3,000,000   NYC Health & Hospital Corp. (Health System)     5.250     02/15/2022    02/15/2013 A        3,148,620
-----------------------------------------------------------------------------------------------------------------------
       705,000   NYC IDA (Acme Architectural Products)           5.875     11/01/2009    10/14/2008 B          705,811
-----------------------------------------------------------------------------------------------------------------------
     9,400,000   NYC IDA (AIRIS JFK I/JFK International
                 Airport)                                        5.500     07/01/2028    07/01/2011 A        9,567,320
-----------------------------------------------------------------------------------------------------------------------
    10,000,000   NYC IDA (AIRIS JFK I/JFK International
                 Airport)                                        6.000     07/01/2015    07/01/2011 A       10,415,900
-----------------------------------------------------------------------------------------------------------------------
       195,000   NYC IDA (Atlantic Veal & Lamb)                  7.250     12/01/2008    04/07/2008 B          197,867
-----------------------------------------------------------------------------------------------------------------------
     3,370,000   NYC IDA (Beth Abraham Health Services)          6.000     02/15/2013    10/10/2010 B        3,490,882
-----------------------------------------------------------------------------------------------------------------------
       830,000   NYC IDA (Beth Abraham Health Services)          6.000     11/15/2013    04/28/2010 B          863,034
-----------------------------------------------------------------------------------------------------------------------
       400,000   NYC IDA (Beth Abraham Health Services)          6.000     11/15/2013    08/04/2010 B          415,920
-----------------------------------------------------------------------------------------------------------------------
       855,000   NYC IDA (Calhoun School)                        6.250     12/01/2016    12/01/2016            891,945
-----------------------------------------------------------------------------------------------------------------------
     5,620,000   NYC IDA (Calhoun School)                        6.250     12/01/2017    07/17/2013 B        5,641,693
-----------------------------------------------------------------------------------------------------------------------
       655,000   NYC IDA (Center for Elimination of
                 Family Violence)                                6.250     11/01/2016    10/21/2012 B          661,707
-----------------------------------------------------------------------------------------------------------------------
     7,625,000   NYC IDA (Chapin School)                         4.800     11/01/2018    11/01/2018          7,599,075
-----------------------------------------------------------------------------------------------------------------------
       220,000   NYC IDA (Chardan Corp.)                         6.250     11/01/2008    04/30/2008 B          219,791
-----------------------------------------------------------------------------------------------------------------------
       300,000   NYC IDA (College of New Rochelle)               6.200     09/01/2010 1  09/01/2007 A          301,002
-----------------------------------------------------------------------------------------------------------------------
       500,000   NYC IDA (College of New Rochelle)               6.300     09/01/2015 1  09/01/2007 A          501,535
-----------------------------------------------------------------------------------------------------------------------
       855,000   NYC IDA (Comprehensive Care Management)         5.625     11/01/2015    11/01/2015            862,832
-----------------------------------------------------------------------------------------------------------------------
       650,000   NYC IDA (Comprehensive Care Management)         5.625     11/01/2015    11/01/2015            655,954
-----------------------------------------------------------------------------------------------------------------------
       195,000   NYC IDA (Comprehensive Care Management)         5.750     11/01/2008    04/30/2008 B          196,248
-----------------------------------------------------------------------------------------------------------------------
        75,000   NYC IDA (Comprehensive Care Management)         5.750     11/01/2008    04/30/2008 B           75,183
-----------------------------------------------------------------------------------------------------------------------
     2,900,000   NYC IDA (Comprehensive Care Management)         5.750     08/01/2018    12/04/2014 B        2,927,695
-----------------------------------------------------------------------------------------------------------------------
     2,945,000   NYC IDA (Comprehensive Care Management)         5.750     11/01/2018    12/04/2014 B        2,973,125
-----------------------------------------------------------------------------------------------------------------------
     3,070,000   NYC IDA (Comprehensive Care Management)         5.750     05/01/2019    12/03/2015 D        3,114,730
-----------------------------------------------------------------------------------------------------------------------
       245,000   NYC IDA (Essie Cosmetics)                       5.500     11/01/2008    04/22/2008 B          245,502


                    31 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                           EFFECTIVE             VALUE
        AMOUNT                                                  COUPON      MATURITY      MATURITY*       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      870,000   NYC IDA (Family Support Systems)                6.500%   11/01/2014    11/01/2007 A  $      872,219
---------------------------------------------------------------------------------------------------------------------
       210,000   NYC IDA (Gabrielli Truck Sales)                 7.250    12/01/2007    12/01/2007           211,229
---------------------------------------------------------------------------------------------------------------------
     3,340,000   NYC IDA (Gateway School of New York)            5.300    06/01/2019    06/01/2012 B       3,343,540
---------------------------------------------------------------------------------------------------------------------
     1,025,000   NYC IDA (Global Country World Peace)            6.250    11/01/2015    12/19/2012 B       1,028,618
---------------------------------------------------------------------------------------------------------------------
       955,000   NYC IDA (Global Country World Peace)            6.250    11/01/2025    10/20/2012 B         954,990
---------------------------------------------------------------------------------------------------------------------
     1,530,000   NYC IDA (Gourmet Boutique)                      5.250    05/01/2013    05/01/2013         1,519,015
---------------------------------------------------------------------------------------------------------------------
     1,885,000   NYC IDA (Guttmacher Institute)                  5.250    12/01/2016    12/01/2016         1,867,639
---------------------------------------------------------------------------------------------------------------------
       500,000   NYC IDA (Independent Living Assoc.)             6.200    07/01/2020    12/19/2014 D         505,565
---------------------------------------------------------------------------------------------------------------------
    35,625,000   NYC IDA (Japan Airlines)                        6.000    11/01/2015    11/01/2007 A      35,740,425
---------------------------------------------------------------------------------------------------------------------
    16,350,000   NYC IDA (JFK International Airport)             8.000    08/01/2012    08/01/2012        18,540,573
---------------------------------------------------------------------------------------------------------------------
        75,000   NYC IDA (Julia Gray)                            6.500    11/01/2007    11/01/2007            75,099
---------------------------------------------------------------------------------------------------------------------
     2,355,000   NYC IDA (Lycee Francais De New York)            5.500    06/01/2013    12/01/2012 A       2,480,074
---------------------------------------------------------------------------------------------------------------------
       730,000   NYC IDA (Lycee Francais De New York)            5.500    06/01/2015    12/01/2012 A         764,463
---------------------------------------------------------------------------------------------------------------------
     2,880,000   NYC IDA (Lycee Francais De New York)            5.500    06/01/2016    12/01/2012 A       3,008,938
---------------------------------------------------------------------------------------------------------------------
     2,000,000   NYC IDA (Lycee Francais De New York)            5.500    06/01/2017    12/01/2012 A       2,087,000
---------------------------------------------------------------------------------------------------------------------
     3,210,000   NYC IDA (Lycee Francais De New York)            5.500    06/01/2018    12/01/2012 A       3,348,672
---------------------------------------------------------------------------------------------------------------------
       835,000   NYC IDA (Manhattan Community
                 Access Corp.)                                   5.250    12/01/2016    12/01/2016           831,293
---------------------------------------------------------------------------------------------------------------------
       250,000   NYC IDA (Marymount School of New York)          5.125    09/01/2021    09/01/2013 A         255,283
---------------------------------------------------------------------------------------------------------------------
     1,800,000   NYC IDA (Metropolitan College of New York)      5.750    03/01/2020    12/14/2017 B       1,765,746
---------------------------------------------------------------------------------------------------------------------
     4,585,000   NYC IDA (MMC Corp.)                             5.125    11/01/2025    11/01/2010 A       4,680,460
---------------------------------------------------------------------------------------------------------------------
     5,865,000   NYC IDA (MMC Corp.)                             5.125    11/01/2035    11/01/2010 A       5,972,564
---------------------------------------------------------------------------------------------------------------------
       125,000   NYC IDA (Morrisons Pastry)                      5.750    11/01/2007    11/01/2007           124,999
---------------------------------------------------------------------------------------------------------------------
     1,810,000   NYC IDA (Polytechnic University)                5.250    11/01/2008    11/01/2008         1,843,087
---------------------------------------------------------------------------------------------------------------------
     2,005,000   NYC IDA (Polytechnic University)                5.750    11/01/2010    11/01/2010         2,113,210
---------------------------------------------------------------------------------------------------------------------
       500,000   NYC IDA (Polytechnic University)                5.750    11/01/2012    11/01/2010 A         531,365
---------------------------------------------------------------------------------------------------------------------
       255,000   NYC IDA (Precision Gear)                        5.875    11/01/2009    11/07/2008 B         257,583
---------------------------------------------------------------------------------------------------------------------
       210,000   NYC IDA (Precision Gear)                        5.875    11/01/2009    09/09/2008 B         211,460
---------------------------------------------------------------------------------------------------------------------
        60,000   NYC IDA (Precision Gear)                        6.500    11/01/2008    11/01/2008            60,764
---------------------------------------------------------------------------------------------------------------------
     1,200,000   NYC IDA (Reece School)                          6.500    12/01/2017    12/14/2013 B       1,205,856
---------------------------------------------------------------------------------------------------------------------
       405,000   NYC IDA (Reece School)                          6.500    12/01/2017    12/18/2013 B         405,000
---------------------------------------------------------------------------------------------------------------------
       225,000   NYC IDA (Rockefeller Foundation)                5.375    07/01/2023    01/01/2008 A         226,028
---------------------------------------------------------------------------------------------------------------------
     3,560,000   NYC IDA (Rosco, Inc.)                           5.625    06/01/2022    12/01/2007 C       3,575,379
---------------------------------------------------------------------------------------------------------------------
     4,100,000   NYC IDA (Samaritan Aids Services)               5.000    11/01/2024    11/01/2011 A       4,183,804
---------------------------------------------------------------------------------------------------------------------
       840,000   NYC IDA (Showman Fabricators)                   7.125    11/01/2013    11/24/2010 B         846,552
---------------------------------------------------------------------------------------------------------------------
       255,000   NYC IDA (Special Needs Facilities
                 Pooled Program)                                 5.950    07/01/2008    01/05/2008 B         257,394
---------------------------------------------------------------------------------------------------------------------
     1,240,000   NYC IDA (Stallion)                              5.000    11/01/2016    11/01/2016         1,224,438
---------------------------------------------------------------------------------------------------------------------
     1,265,000   NYC IDA (Studio School)                         6.250    11/01/2018    11/12/2016 B       1,257,423
---------------------------------------------------------------------------------------------------------------------
     5,855,000   NYC IDA (Terminal One Group Assoc.)             5.500    01/01/2017    01/01/2016 A       6,277,790
---------------------------------------------------------------------------------------------------------------------
     5,000,000   NYC IDA (Terminal One Group Assoc.) 2           5.500    01/01/2018    01/01/2016 A       5,335,550
---------------------------------------------------------------------------------------------------------------------
    11,670,000   NYC IDA (Terminal One Group Assoc.)             5.500    01/01/2019    01/01/2016 A      12,419,331


                    32 | LIMITED TERM NEW YORK MUNICIPAL FUND

     PRINCIPAL                                                                           EFFECTIVE             VALUE
        AMOUNT                                                  COUPON      MATURITY      MATURITY*       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    2,500,000   NYC IDA (Terminal One Group Assoc.) 2           5.500%   01/01/2020    01/01/2016 A  $    2,662,325
---------------------------------------------------------------------------------------------------------------------
     2,000,000   NYC IDA (Terminal One Group Assoc.)             5.500    01/01/2021    01/01/2016 A       2,128,420
---------------------------------------------------------------------------------------------------------------------
    22,500,000   NYC IDA (Terminal One Group Assoc.)             5.500    01/01/2024    01/01/2016 A      23,895,900
---------------------------------------------------------------------------------------------------------------------
     1,715,000   NYC IDA (The Child School)                      7.000    06/01/2013    12/06/2010 B       1,831,603
---------------------------------------------------------------------------------------------------------------------
     7,910,000   NYC IDA (Unicef)                                5.050    11/01/2018    09/30/2014 D       7,946,307
---------------------------------------------------------------------------------------------------------------------
       180,000   NYC IDA (United Nations School)                 6.150    12/01/2007    12/01/2007           181,458
---------------------------------------------------------------------------------------------------------------------
     1,000,000   NYC IDA (Urban Resource Institute)              5.250    03/01/2023    03/01/2013 A       1,051,930
---------------------------------------------------------------------------------------------------------------------
     1,095,000   NYC IDA (Urban Resource Institute)              6.500    11/01/2013    11/04/2010 B       1,129,153
---------------------------------------------------------------------------------------------------------------------
       925,000   NYC IDA (Vaughn College Aeronautics)            5.000    12/01/2016    12/01/2016           928,756
---------------------------------------------------------------------------------------------------------------------
     3,225,000   NYC IDA (Vaughn College Aeronautics)            5.000    12/01/2016    12/01/2016         3,238,094
---------------------------------------------------------------------------------------------------------------------
     4,400,000   NYC IDA (Visy Paper)                            7.800    01/01/2016    01/01/2008 A       4,456,012
---------------------------------------------------------------------------------------------------------------------
       765,000   NYC IDA (Vocational Instruction)                7.250    02/01/2013    04/21/2010 B         650,235
---------------------------------------------------------------------------------------------------------------------
        90,000   NYC IDA (World Casing Corp.)                    5.950    11/01/2007    11/01/2007            89,933
---------------------------------------------------------------------------------------------------------------------
     5,820,000   NYC IDA (Yeled Yalda Early Childhood)           5.350    11/01/2017    11/01/2017         5,832,862
---------------------------------------------------------------------------------------------------------------------
       500,000   NYC IDA (YMCA of Greater New York)              5.250    08/01/2021    02/01/2011 A         511,865
---------------------------------------------------------------------------------------------------------------------
     6,490,000   NYC IDA (YMCA of Greater New York)              5.800    08/01/2016 1  01/01/2009 A       6,648,226
---------------------------------------------------------------------------------------------------------------------
       500,000   NYC IDA (Zeluck, Inc.)                          6.250    11/01/2011    11/01/2007 A         500,940
---------------------------------------------------------------------------------------------------------------------
        20,000   NYC Municipal Water Finance Authority           4.875    06/15/2021    06/15/2008 A          20,263
---------------------------------------------------------------------------------------------------------------------
       815,000   NYC Municipal Water Finance Authority 2         5.000    06/15/2021    12/15/2007 A         823,672
---------------------------------------------------------------------------------------------------------------------
        50,000   NYC Municipal Water Finance Authority           5.000    06/15/2027    06/15/2008 A          50,783
---------------------------------------------------------------------------------------------------------------------
        65,000   NYC Municipal Water Finance Authority           5.000    06/15/2027    06/15/2008 A          65,968
---------------------------------------------------------------------------------------------------------------------
        65,000   NYC Municipal Water Finance Authority           5.000    06/15/2027    06/15/2008 A          66,017
---------------------------------------------------------------------------------------------------------------------
       140,000   NYC Municipal Water Finance Authority           5.000    06/15/2029    06/15/2009 A         142,968
---------------------------------------------------------------------------------------------------------------------
    15,010,000   NYC Municipal Water Finance Authority           5.000    06/15/2034    06/15/2013 A      15,358,983
---------------------------------------------------------------------------------------------------------------------
    20,000,000   NYC Municipal Water Finance Authority           5.000    06/15/2039    06/15/2012 A      20,406,800
---------------------------------------------------------------------------------------------------------------------
        85,000   NYC Municipal Water Finance Authority           5.125    06/15/2017 1  12/15/2007 A          85,936
---------------------------------------------------------------------------------------------------------------------
       200,000   NYC Municipal Water Finance Authority 2         5.125    06/15/2021    12/15/2007 A         202,212
---------------------------------------------------------------------------------------------------------------------
       225,000   NYC Municipal Water Finance Authority 2         5.125    06/15/2021    12/15/2007 A         227,489
---------------------------------------------------------------------------------------------------------------------
       175,000   NYC Municipal Water Finance Authority           5.125    06/15/2021    12/15/2007 A         176,813
---------------------------------------------------------------------------------------------------------------------
     3,110,000   NYC Municipal Water Finance Authority           5.125    06/15/2021    12/15/2007 A       3,144,397
---------------------------------------------------------------------------------------------------------------------
        55,000   NYC Municipal Water Finance Authority           5.125    06/15/2021    12/15/2007 A          55,608
---------------------------------------------------------------------------------------------------------------------
       165,000   NYC Municipal Water Finance Authority           5.125    06/15/2022    06/15/2008 A         166,794
---------------------------------------------------------------------------------------------------------------------
     2,000,000   NYC Municipal Water Finance Authority           5.125    06/15/2031    06/15/2011 A       2,057,280
---------------------------------------------------------------------------------------------------------------------
        10,000   NYC Municipal Water Finance Authority           5.200    06/15/2013    12/15/2007 A          10,111
---------------------------------------------------------------------------------------------------------------------
        35,000   NYC Municipal Water Finance Authority           5.250    06/15/2018    12/15/2007 A          35,391
---------------------------------------------------------------------------------------------------------------------
       855,000   NYC Municipal Water Finance Authority           5.750    06/15/2013 1  12/15/2007 A         873,896
---------------------------------------------------------------------------------------------------------------------
        50,000   NYC Municipal Water Finance Authority           5.750    06/15/2013 1  12/15/2007 E          51,105
---------------------------------------------------------------------------------------------------------------------
        30,000   NYC Transitional Finance Authority              5.000    05/01/2026 1  05/01/2008 A          30,625
---------------------------------------------------------------------------------------------------------------------
        35,000   NYC Transitional Finance Authority              5.000    05/01/2026 1  05/01/2008 A          35,582
---------------------------------------------------------------------------------------------------------------------
     2,000,000   NYC Transitional Finance Authority, Series E    5.000    02/01/2026    02/01/2013 A       2,055,320
---------------------------------------------------------------------------------------------------------------------
        10,000   NYC Trust for Cultural Resources
                 (American Museum of Natural History)            5.250    07/01/2019    07/01/2009 A          10,371


                    33 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                           EFFECTIVE             VALUE
        AMOUNT                                                  COUPON      MATURITY      MATURITY*       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      795,000   NYC Trust for Cultural Resources
                 (Museum of American Folk Art)                   6.000%   07/01/2022 1  07/01/2010 A   $     843,066
---------------------------------------------------------------------------------------------------------------------
     2,720,000   NYC Trust for Cultural Resources
                 (Museum of American Folk Art)                   6.125    07/01/2030 1  07/01/2010 A       2,891,986
---------------------------------------------------------------------------------------------------------------------
       250,000   NYC Trust for Cultural Resources
                 (Museum of Modern Art)                          5.125    07/01/2031    07/01/2012 A         259,200
---------------------------------------------------------------------------------------------------------------------
       595,000   NYC Trust for Cultural Resources
                 (Museum of Modern Art)                          5.500    01/01/2016    01/01/2008 A         607,679
---------------------------------------------------------------------------------------------------------------------
     1,035,000   NYC Trust for Cultural Resources
                 (Museum of Modern Art)                          5.500    01/01/2021    01/01/2008 A       1,057,139
---------------------------------------------------------------------------------------------------------------------
       120,000   NYS DA (Albany Memorial Hospital)               5.500    07/01/2010 1  01/01/2008 A         120,115
---------------------------------------------------------------------------------------------------------------------
        15,000   NYS DA (Amsterdam Memorial Hospital)            6.000    08/01/2016    08/01/2007 A          15,324
---------------------------------------------------------------------------------------------------------------------
        25,000   NYS DA (Amsterdam Memorial Hospital)            6.000    08/01/2025    08/01/2007 A          25,470
---------------------------------------------------------------------------------------------------------------------
        25,000   NYS DA (Audit & Control)                        5.500    04/01/2023    04/01/2009 A          25,909
---------------------------------------------------------------------------------------------------------------------
       250,000   NYS DA (Augustana Lutheran Home)                5.500    02/01/2041 1  02/01/2012 A         261,908
---------------------------------------------------------------------------------------------------------------------
     1,140,000   NYS DA (Barnard College)                        5.250    07/01/2016    01/01/2008 A       1,169,936
---------------------------------------------------------------------------------------------------------------------
     4,625,000   NYS DA (Barnard College)                        5.250    07/01/2026    01/01/2008 A       4,675,690
---------------------------------------------------------------------------------------------------------------------
        15,000   NYS DA (Brookdale Hospital Medical Center)      5.200    02/15/2016    02/15/2010 A          15,308
---------------------------------------------------------------------------------------------------------------------
        65,000   NYS DA (Brookdale Hospital Medical Center)      5.300    02/15/2017    02/15/2008 A          66,361
---------------------------------------------------------------------------------------------------------------------
        60,000   NYS DA (Brooklyn Hospital Center)               5.100    02/01/2019    02/01/2009 A          61,583
---------------------------------------------------------------------------------------------------------------------
     1,300,000   NYS DA (Canisius College)                       5.000    07/01/2022    07/01/2015 A       1,350,817
---------------------------------------------------------------------------------------------------------------------
     1,120,000   NYS DA (Catskill Regional Medical Center)       5.250    02/15/2023    02/15/2015 A       1,188,891
---------------------------------------------------------------------------------------------------------------------
     1,350,000   NYS DA (Chapel Oaks)                            5.375    07/01/2017 1  07/01/2008 A       1,394,064
---------------------------------------------------------------------------------------------------------------------
       960,000   NYS DA (City University)                        5.000    07/01/2017    07/01/2008 A         975,926
---------------------------------------------------------------------------------------------------------------------
        65,000   NYS DA (City University)                        5.000    07/01/2026    07/01/2008 A          66,472
---------------------------------------------------------------------------------------------------------------------
        60,000   NYS DA (City University)                        5.250    07/01/2012    07/01/2008 A          61,258
---------------------------------------------------------------------------------------------------------------------
       145,000   NYS DA (City University)                        5.250    07/01/2025    07/01/2008 A         149,737
---------------------------------------------------------------------------------------------------------------------
        20,000   NYS DA (Culinary Institute of America)          5.000    07/01/2022    07/01/2009 A          20,563
---------------------------------------------------------------------------------------------------------------------
       350,000   NYS DA (Dept. of Health)                        5.000    07/01/2021    07/01/2014 A         361,795
---------------------------------------------------------------------------------------------------------------------
        10,000   NYS DA (Dept. of Health)                        5.000    07/01/2024    07/01/2008 A          10,135
---------------------------------------------------------------------------------------------------------------------
        35,000   NYS DA (Dept. of Health)                        5.000    07/01/2028    07/01/2009 A          35,793
---------------------------------------------------------------------------------------------------------------------
       880,000   NYS DA (Dept. of Health)                        5.250    07/01/2023    07/01/2014 A         928,198
---------------------------------------------------------------------------------------------------------------------
     4,620,000   NYS DA (Dept. of Health)                        5.250    07/01/2024    07/01/2015 A       4,906,579
---------------------------------------------------------------------------------------------------------------------
       820,000   NYS DA (Dept. of Health)                        5.500    07/01/2021    01/01/2008 A         837,130
---------------------------------------------------------------------------------------------------------------------
        50,000   NYS DA (Eger Health Care Center &
                 Rehabilitation Center)                          5.100    02/01/2028    02/01/2010 A          51,005
---------------------------------------------------------------------------------------------------------------------
     2,525,000   NYS DA (Ellis Hospital)                         5.050    08/15/2024    08/15/2014 A       2,610,774
---------------------------------------------------------------------------------------------------------------------
       180,000   NYS DA (Ellis Hospital)                         5.500    08/01/2015    02/01/2008 A         180,227
---------------------------------------------------------------------------------------------------------------------
       135,000   NYS DA (Ellis Hospital)                         5.600    08/01/2025    02/01/2008 A         135,194
---------------------------------------------------------------------------------------------------------------------
       175,000   NYS DA (Ellis Hospital)                         5.625    08/01/2035 1  02/01/2008 A         175,247
---------------------------------------------------------------------------------------------------------------------
       125,000   NYS DA (Episcopal Health)                       5.900    08/01/2020 1  02/01/2008 A         125,155
---------------------------------------------------------------------------------------------------------------------
       150,000   NYS DA (FNHC/KR/MMWNHC
                 Obligated Group)                                5.500    07/01/2010 1  01/01/2008 A         150,152


                    34 | LIMITED TERM NEW YORK MUNICIPAL FUND

     PRINCIPAL                                                                           EFFECTIVE             VALUE
        AMOUNT                                                  COUPON      MATURITY      MATURITY*       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      600,000   NYS DA (FNHC/KR/MMWNHC
                 Obligated Group)                                5.750%   07/01/2017    01/01/2008 A  $      609,972
---------------------------------------------------------------------------------------------------------------------
        30,000   NYS DA (Fordham University)                     5.000    07/01/2028    07/01/2008 A          30,550
---------------------------------------------------------------------------------------------------------------------
     3,835,000   NYS DA (Frances Schervier Home &
                 Hospital Obligated Group)                       5.500    07/01/2017 1  01/01/2008 A       3,915,803
---------------------------------------------------------------------------------------------------------------------
    10,055,000   NYS DA (Frances Schervier Home &
                 Hospital Obligated Group)                       5.500    07/01/2027 1  01/01/2008 A      10,268,267
---------------------------------------------------------------------------------------------------------------------
       240,000   NYS DA (Frances Schervier Home &
                 Hospital Obligated Group)                       5.500    07/01/2027 1  01/01/2008 A         245,047
---------------------------------------------------------------------------------------------------------------------
        50,000   NYS DA (German Masonic Home)                    5.950    08/01/2026 1  08/01/2008 A          50,936
---------------------------------------------------------------------------------------------------------------------
       145,000   NYS DA (German Masonic Home)                    6.000    08/01/2036    08/01/2007 A         149,336
---------------------------------------------------------------------------------------------------------------------
       445,000   NYS DA (Grace Manor Health Care Facility)       6.150    07/01/2018    01/01/2008 A         450,198
---------------------------------------------------------------------------------------------------------------------
        10,000   NYS DA (Hamilton College)                       5.125    07/01/2016    07/01/2009 A          10,355
---------------------------------------------------------------------------------------------------------------------
         5,000   NYS DA (Hamilton College)                       5.125    07/01/2016    07/01/2009 A           5,169
---------------------------------------------------------------------------------------------------------------------
     1,000,000   NYS DA (Health Center/BFCC/USBFCC
                 Obligated Group)                                5.000    11/15/2019    11/15/2011 A       1,032,250
---------------------------------------------------------------------------------------------------------------------
        20,000   NYS DA (Health)                                 5.750    02/15/2012    02/15/2008 A          20,427
---------------------------------------------------------------------------------------------------------------------
        50,000   NYS DA (Hebrew Hospital Home of
                 Westchester)                                    5.625    08/01/2016    08/01/2007 A          50,626
---------------------------------------------------------------------------------------------------------------------
     1,960,000   NYS DA (Highland Community Devel. Corp.)        5.500    07/01/2023    07/16/2008 C       1,971,642
---------------------------------------------------------------------------------------------------------------------
        75,000   NYS DA (Hospital for Special Surgery)           5.000    02/01/2018    02/01/2008 A          76,186
---------------------------------------------------------------------------------------------------------------------
       140,000   NYS DA (Hospital for Special Surgery)           5.000    02/01/2028    02/01/2008 A         142,093
---------------------------------------------------------------------------------------------------------------------
    17,315,000   NYS DA (Hospital)                               6.450    08/15/2024    08/15/2012 A      18,944,168
---------------------------------------------------------------------------------------------------------------------
     2,255,000   NYS DA (Hunts Point Multi-Service Center)       5.625    07/01/2022    01/01/2008 A       2,318,050
---------------------------------------------------------------------------------------------------------------------
     1,240,000   NYS DA (Ideal Senior Living Center Hsg.)        5.900    08/01/2026    02/01/2008 A       1,254,322
---------------------------------------------------------------------------------------------------------------------
       100,000   NYS DA (Ideal Senior Living Center Hsg.)        5.900    08/01/2026    02/01/2008 A         101,135
---------------------------------------------------------------------------------------------------------------------
        35,000   NYS DA (John T. Mather Memorial Hospital)       5.250    07/01/2015    01/01/2008 A          35,380
---------------------------------------------------------------------------------------------------------------------
       130,000   NYS DA (John T. Mather Memorial Hospital)       5.375    07/01/2019    07/01/2008 A         131,420
---------------------------------------------------------------------------------------------------------------------
     1,585,000   NYS DA (John T. Mather Memorial Hospital)       5.750    07/01/2025    01/01/2008 A       1,602,926
---------------------------------------------------------------------------------------------------------------------
     4,910,000   NYS DA (Kaleida Health)                         5.050    02/15/2025    02/15/2014 A       5,052,537
---------------------------------------------------------------------------------------------------------------------
        50,000   NYS DA ( L.I. Jewish Medical Center)            5.000    07/01/2018    07/01/2008 A          51,135
---------------------------------------------------------------------------------------------------------------------
       175,000   NYS DA ( L.I. Jewish Medical Center)            5.000    07/01/2025    07/01/2008 A         178,973
---------------------------------------------------------------------------------------------------------------------
       965,000   NYS DA ( L.I. University)                       5.125    09/01/2010    09/01/2009 E         997,135
---------------------------------------------------------------------------------------------------------------------
       275,000   NYS DA (Lakeside Home)                          6.000    02/01/2037    08/01/2007 A         280,871
---------------------------------------------------------------------------------------------------------------------
        10,000   NYS DA (Le Moyne College)                       5.000    07/01/2009    01/01/2008 A          10,010
---------------------------------------------------------------------------------------------------------------------
       725,000   NYS DA (Le Moyne College)                       5.000    07/01/2018    01/01/2008 A         725,674
---------------------------------------------------------------------------------------------------------------------
     1,100,000   NYS DA (Leake & Watts Services)                 5.000    07/01/2023    07/01/2014 A       1,136,399
---------------------------------------------------------------------------------------------------------------------
        10,000   NYS DA (Lenox Hill Hospital Obligated Group)    5.750    07/01/2016    07/01/2012 A          10,461
---------------------------------------------------------------------------------------------------------------------
     2,000,000   NYS DA (Lenox Hill Hospital Obligated Group)    5.750    07/01/2017    07/01/2012 A       2,087,720
---------------------------------------------------------------------------------------------------------------------
       470,000   NYS DA (Long Beach Medical Center)              5.550    08/01/2015    02/01/2008 A         478,620
---------------------------------------------------------------------------------------------------------------------
       600,000   NYS DA (Long Beach Medical Center)              5.625    08/01/2022    02/01/2008 A         608,454
---------------------------------------------------------------------------------------------------------------------
     2,200,000   NYS DA (Maimonides Medical Center)              5.750    08/01/2024    08/01/2007 A       2,223,606


                    35 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                           EFFECTIVE             VALUE
        AMOUNT                                                  COUPON      MATURITY      MATURITY*       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       15,000   NYS DA (March of Dimes)                         5.600%   07/01/2012    01/01/2008 A  $       15,022
---------------------------------------------------------------------------------------------------------------------
       615,000   NYS DA (Master BOCES Program)                   5.250    08/15/2023    08/15/2013 A         649,200
---------------------------------------------------------------------------------------------------------------------
       175,000   NYS DA (Menorah Campus)                         6.100    02/01/2037    08/01/2007 A         178,759
---------------------------------------------------------------------------------------------------------------------
     2,000,000   NYS DA (Mental Health Services Facilities)      5.000    02/15/2025    02/15/2015 A       2,071,040
---------------------------------------------------------------------------------------------------------------------
       220,000   NYS DA (Mental Health Services Facilities)      5.000    02/15/2029    02/15/2009 A         223,595
---------------------------------------------------------------------------------------------------------------------
       225,000   NYS DA (Mental Health Services Facilities)      5.250    02/15/2023    02/15/2014 A         236,738
---------------------------------------------------------------------------------------------------------------------
        15,000   NYS DA (Mental Health Services Facilities)      5.750    08/15/2012    08/15/2007 A          15,320
---------------------------------------------------------------------------------------------------------------------
       445,000   NYS DA (Mental Health)                          5.000    02/15/2023    08/15/2008 A         454,140
---------------------------------------------------------------------------------------------------------------------
       285,000   NYS DA (Mental Health)                          5.250    08/15/2024    08/15/2009 A         294,864
---------------------------------------------------------------------------------------------------------------------
         5,000   NYS DA (Mental Health)                          5.375    02/15/2026    08/15/2007 A           5,035
---------------------------------------------------------------------------------------------------------------------
         5,000   NYS DA (Mental Health)                          5.500    08/15/2017    08/15/2007 A           5,103
---------------------------------------------------------------------------------------------------------------------
        10,000   NYS DA (Mental Health)                          5.625    02/15/2021    08/15/2007 A          10,211
---------------------------------------------------------------------------------------------------------------------
        55,000   NYS DA (Mental Health)                          5.750    08/15/2011    08/15/2007 E          56,176
---------------------------------------------------------------------------------------------------------------------
       800,000   NYS DA (Millard Fillmore Hospital)              5.375    02/01/2017    08/01/2007 A         820,672
---------------------------------------------------------------------------------------------------------------------
        70,000   NYS DA (Millard Fillmore Hospital)              5.375    02/01/2032    08/01/2007 A          71,880
---------------------------------------------------------------------------------------------------------------------
     5,360,000   NYS DA (Miriam Osborn Memorial
                 Home Assoc.)                                    6.875    07/01/2019 1  07/01/2010 A       5,827,660
---------------------------------------------------------------------------------------------------------------------
     1,000,000   NYS DA (Montefiore Medical Center)              5.000    02/01/2022    02/01/2015 A       1,038,640
---------------------------------------------------------------------------------------------------------------------
     5,000,000   NYS DA (Montefiore Medical Center)              5.000    08/01/2023    02/01/2015 A       5,193,200
---------------------------------------------------------------------------------------------------------------------
     4,500,000   NYS DA (Montefiore Medical Center)              5.000    02/01/2028    02/01/2015 A       4,638,735
---------------------------------------------------------------------------------------------------------------------
       815,000   NYS DA (Montefiore Medical Center)              5.250    08/01/2019    08/01/2010 A         842,612
---------------------------------------------------------------------------------------------------------------------
       430,000   NYS DA (Montefiore Medical Center)              5.500    08/01/2038    08/01/2009 A         446,220
---------------------------------------------------------------------------------------------------------------------
        75,000   NYS DA (Mount Sinai School of Medicine)         5.000    07/01/2015    01/01/2008 A          75,047
---------------------------------------------------------------------------------------------------------------------
        70,000   NYS DA (Mount Sinai School of Medicine)         5.000    07/01/2016    01/01/2008 A          70,178
---------------------------------------------------------------------------------------------------------------------
     1,025,000   NYS DA (Mount Sinai School of Medicine)         5.000    07/01/2021    01/01/2008 A       1,025,851
---------------------------------------------------------------------------------------------------------------------
    11,540,000   NYS DA (MSH/NYU Hospital Center/HJDOI
                 Obligated Group) 5                              6.500    07/01/2015    07/01/2010 A      12,254,614
---------------------------------------------------------------------------------------------------------------------
    11,330,000   NYS DA (MSH/NYU Hospital Center/HJDOI
                 Obligated Group) 5                              6.500    07/01/2016    07/01/2010 A      12,021,753
---------------------------------------------------------------------------------------------------------------------
     4,000,000   NYS DA (MSH/NYU Hospital Center/HJDOI
                 Obligated Group)                                5.000    07/01/2013    07/01/2008 A       4,022,760
---------------------------------------------------------------------------------------------------------------------
     1,830,000   NYS DA (MSH/NYU Hospital Center/HJDOI
                 Obligated Group)                                5.500    07/01/2026    07/01/2008 A       1,848,959
---------------------------------------------------------------------------------------------------------------------
        40,000   NYS DA (MSH/NYU Hospital Center/HJDOI
                 Obligated Group)                                6.000    07/01/2013    07/01/2010 A          42,013
---------------------------------------------------------------------------------------------------------------------
     1,750,000   NYS DA (Mt. Sinai/NYU Health)                   5.500    07/01/2026    07/01/2008 A       1,772,593
---------------------------------------------------------------------------------------------------------------------
       295,000   NYS DA (Mt. Sinai/NYU Health)                   6.000    07/01/2010    07/01/2010           308,956
---------------------------------------------------------------------------------------------------------------------
       200,000   NYS DA (Mt. Sinai/NYU Health)                   6.100    07/01/2012    07/01/2010 A         211,026
---------------------------------------------------------------------------------------------------------------------
     1,575,000   NYS DA (Mt. Sinai/NYU Health)                   6.500    07/01/2017    07/01/2010 A       1,704,796
---------------------------------------------------------------------------------------------------------------------
     4,925,000   NYS DA (Mt. Sinai/NYU Health)                   6.500    07/01/2017    07/01/2010 A       5,221,436
---------------------------------------------------------------------------------------------------------------------
       645,000   NYS DA (Mt. Sinai/NYU Health)                   6.750    07/01/2020    07/01/2010 A         687,177
---------------------------------------------------------------------------------------------------------------------
        25,000   NYS DA (Municipal Health Facilities)            5.000    01/15/2023    01/15/2009 A          25,602


                    36 | LIMITED TERM NEW YORK MUNICIPAL FUND

     PRINCIPAL                                                                           EFFECTIVE             VALUE
        AMOUNT                                                  COUPON      MATURITY      MATURITY*       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       20,000   NYS DA (Municipal Health Facilities)            5.500%   05/15/2016    11/15/2007 A  $       20,225
---------------------------------------------------------------------------------------------------------------------
       320,000   NYS DA (Municipal Health Facilities)            5.500    05/15/2024    11/15/2007 A         323,619
---------------------------------------------------------------------------------------------------------------------
        15,000   NYS DA (New York & Presbyterian Hospital)       5.000    02/01/2019    02/01/2008 A          15,237
---------------------------------------------------------------------------------------------------------------------
        30,000   NYS DA (New York Downtown Hospital)             5.300    02/15/2020    02/15/2008 A          30,621
---------------------------------------------------------------------------------------------------------------------
     1,415,000   NYS DA (New York Hospital Medical Center)       5.550    08/15/2029 1  08/15/2009 A       1,471,331
---------------------------------------------------------------------------------------------------------------------
       100,000   NYS DA (New York Medical College)               5.000    07/01/2021    07/01/2008 A         102,086
---------------------------------------------------------------------------------------------------------------------
     1,000,000   NYS DA (New York Methodist Hospital)            5.250    07/01/2024    07/01/2014 A       1,038,250
---------------------------------------------------------------------------------------------------------------------
        10,000   NYS DA (Niagara Lutheran Devel.)                5.450    08/01/2017    08/01/2007 A          10,212
---------------------------------------------------------------------------------------------------------------------
     4,200,000   NYS DA (North General Hospital)                 5.750    02/15/2019    02/15/2013 A       4,535,076
---------------------------------------------------------------------------------------------------------------------
     3,750,000   NYS DA (North General Hospital)                 5.750    02/15/2020    02/15/2013 A       4,047,225
---------------------------------------------------------------------------------------------------------------------
        25,000   NYS DA (North Shore University Hospital)        5.000    11/01/2023    11/01/2008 A          25,664
---------------------------------------------------------------------------------------------------------------------
        35,000   NYS DA (North Shore University Hospital)        5.000    11/01/2023    11/01/2008 A          35,578
---------------------------------------------------------------------------------------------------------------------
        40,000   NYS DA (Northeast Parent & Child)               5.500    07/01/2018    07/01/2009 A          41,644
---------------------------------------------------------------------------------------------------------------------
         5,000   NYS DA (NSUH/NSUH-Glen Cove/
                 NSUH-Plainview Obligated Group)                 5.000    11/01/2023    11/01/2008 A           5,133
---------------------------------------------------------------------------------------------------------------------
         5,000   NYS DA (NSUH/NSUH-Glen Cove/
                 NSUH-Plainview Obligated Group)                 5.000    11/01/2023    11/01/2008 A           5,112
---------------------------------------------------------------------------------------------------------------------
    10,455,000   NYS DA (NSUH/NSUH-Glen Cove/
                 NSUH-Plainview Obligated Group)                 5.200    11/01/2017    11/01/2008 A      10,729,757
---------------------------------------------------------------------------------------------------------------------
       500,000   NYS DA (Our Lady of Consolation
                 Geriatric Care Center)                          5.900    08/01/2020    02/01/2008 A         500,915
---------------------------------------------------------------------------------------------------------------------
       270,000   NYS DA (Our Lady of Consolation
                 Geriatric Care Center)                          6.050    08/01/2035    02/01/2008 A         270,529
---------------------------------------------------------------------------------------------------------------------
     2,500,000   NYS DA (Ozanam Hall of Queens
                 Nursing Home)                                   5.000    11/01/2021    11/01/2016 A       2,583,700
---------------------------------------------------------------------------------------------------------------------
     2,000,000   NYS DA (Park Ridge Hsg.)                        6.375    08/01/2020 1  08/01/2010 A       2,110,720
---------------------------------------------------------------------------------------------------------------------
     1,595,000   NYS DA (Park Ridge Hsg.)                        6.500    08/01/2025 1  08/01/2010 A       1,681,688
---------------------------------------------------------------------------------------------------------------------
       100,000   NYS DA (Pratt Institute)                        6.000    07/01/2024    07/01/2010 A         105,327
---------------------------------------------------------------------------------------------------------------------
     3,680,000   NYS DA (Providence Rest)                        5.000    07/01/2021    07/01/2015 A       3,760,334
---------------------------------------------------------------------------------------------------------------------
     1,250,000   NYS DA (Providence Rest)                        5.125    07/01/2030    07/01/2015 A       1,279,238
---------------------------------------------------------------------------------------------------------------------
       120,000   NYS DA (Resurrection Rest Home
                 Castleton on Hudson)                            6.050    08/01/2035 1  02/01/2008 A         120,187
---------------------------------------------------------------------------------------------------------------------
     8,730,000   NYS DA (Rochester General Hospital)             5.000    12/01/2025    12/01/2015 A       8,986,575
---------------------------------------------------------------------------------------------------------------------
        50,000   NYS DA (Rochester Institute of Technology)      5.250    07/01/2025    07/01/2012 A          52,188
---------------------------------------------------------------------------------------------------------------------
        20,000   NYS DA (Rockefeller University)                 5.000    07/01/2028    07/01/2008 A          20,367
---------------------------------------------------------------------------------------------------------------------
     5,100,000   NYS DA (Ryan-Clinton Community
                 Health Center)                                  6.100    07/01/2019 1  01/01/2010 A       5,383,458
---------------------------------------------------------------------------------------------------------------------
     5,000,000   NYS DA (School District Financing)              5.750    10/01/2022 1  10/01/2012 A       5,395,950
---------------------------------------------------------------------------------------------------------------------
       120,000   NYS DA (SCHRC)                                  5.500    07/01/2022    07/01/2009 A         124,615
---------------------------------------------------------------------------------------------------------------------
       345,000   NYS DA (SCHRC/CHSLI)                            5.800    07/01/2015    07/01/2009 A         360,177
---------------------------------------------------------------------------------------------------------------------
        15,000   NYS DA (SCSMC/SV/CHSLI Obligated Group)         5.750    07/01/2020    07/01/2010 A          15,586
---------------------------------------------------------------------------------------------------------------------
    15,000,000   NYS DA (SCSMC/SV/CHSLI Obligated Group)         6.500    07/01/2020 1  07/01/2010 A      15,989,700
---------------------------------------------------------------------------------------------------------------------
        25,000   NYS DA (Service Contract)                       5.250    07/01/2019    01/01/2008 A          25,280


                    37 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                           EFFECTIVE             VALUE
        AMOUNT                                                  COUPON      MATURITY      MATURITY*       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   15,480,000   NYS DA (SFH/GSHMC/MMC/SCHRC
                 Obligated Group)                                5.000%   07/01/2021    07/01/2014 A  $   15,657,710
---------------------------------------------------------------------------------------------------------------------
        35,000   NYS DA (Skidmore College)                       5.000    07/01/2028    07/01/2008 A          35,642
---------------------------------------------------------------------------------------------------------------------
       200,000   NYS DA (Southside Hospital)                     5.000    02/15/2018    02/15/2008 A         203,354
---------------------------------------------------------------------------------------------------------------------
        65,000   NYS DA (Special Act School Districts)           5.625    07/01/2009    01/01/2008 A          65,096
---------------------------------------------------------------------------------------------------------------------
        30,000   NYS DA (Special Act School Districts)           5.700    07/01/2010    01/01/2008 A          30,046
---------------------------------------------------------------------------------------------------------------------
        10,000   NYS DA (Special Act School Districts)           5.750    07/01/2011    01/01/2008 A          10,016
---------------------------------------------------------------------------------------------------------------------
       320,000   NYS DA (Special Act School Districts)           5.875    07/01/2013    01/01/2008 A         320,534
---------------------------------------------------------------------------------------------------------------------
        15,000   NYS DA (Special Act School Districts)           6.000    07/01/2016    01/01/2008 A          15,027
---------------------------------------------------------------------------------------------------------------------
       510,000   NYS DA (Special Act School Districts)           6.000    07/01/2019    01/01/2008 A         510,954
---------------------------------------------------------------------------------------------------------------------
       100,000   NYS DA (St. Barnabas Hospital)                  5.450    08/01/2035    08/01/2007 A         101,124
---------------------------------------------------------------------------------------------------------------------
        30,000   NYS DA (St. Clare's Hospital)                   5.300    02/15/2019    02/15/2008 A          30,697
---------------------------------------------------------------------------------------------------------------------
       100,000   NYS DA (St. Francis Hospital)                   5.500    07/01/2029    07/01/2009 A         103,787
---------------------------------------------------------------------------------------------------------------------
        35,000   NYS DA (St. John's Health Care Corp.)           6.250    02/01/2036    08/01/2007 A          35,405
---------------------------------------------------------------------------------------------------------------------
        20,000   NYS DA (St. John's University)                  5.250    07/01/2018    07/01/2008 A          20,509
---------------------------------------------------------------------------------------------------------------------
     5,040,000   NYS DA (St. Joseph's Hospital Health Center)    5.250    07/01/2018 1  01/01/2008 A       5,146,243
---------------------------------------------------------------------------------------------------------------------
     3,685,000   NYS DA (St. Lawrence)                           5.400    08/15/2026    08/15/2017 A       4,029,032
---------------------------------------------------------------------------------------------------------------------
   101,000,000   NYS DA (St. Lukes Roosevelt Hospital) 5         4.800    08/15/2025    08/15/2015 A     102,044,340
---------------------------------------------------------------------------------------------------------------------
     2,005,000   NYS DA (St. Vincent DePaul Residence)           5.300    07/01/2018 1  07/01/2009 A       2,059,476
---------------------------------------------------------------------------------------------------------------------
        80,000   NYS DA (State University Athletic
                 Facilities)                                     5.250    07/01/2018    07/01/2008 A          81,904
---------------------------------------------------------------------------------------------------------------------
    11,365,000   NYS DA (State University Dormitory
                 Facilities) 5                                   4.125    07/01/2016    07/01/2016        11,348,017
---------------------------------------------------------------------------------------------------------------------
       375,000   NYS DA (State University Educational
                 Facilities)                                     5.125    05/15/2021    05/15/2008 A         380,438
---------------------------------------------------------------------------------------------------------------------
       255,000   NYS DA (State University Educational
                 Facilities)                                     5.125    05/15/2021    05/01/2008 A         260,238
---------------------------------------------------------------------------------------------------------------------
     9,700,000   NYS DA (State University Educational
                 Facilities)                                     5.375    05/15/2011    05/15/2008 A       9,903,603
---------------------------------------------------------------------------------------------------------------------
        10,000   NYS DA (Staten Island University Hospital)      5.000    07/01/2017    07/01/2008 A          10,170
---------------------------------------------------------------------------------------------------------------------
       345,000   NYS DA (Suffern Free Library Assoc.)            5.000    07/01/2020    07/01/2008 A         354,236
---------------------------------------------------------------------------------------------------------------------
     3,605,000   NYS DA (Teresian House)                         5.250    07/01/2017    07/01/2007         3,678,037
---------------------------------------------------------------------------------------------------------------------
         5,000   NYS DA (The Highlands Living)                   6.600    02/01/2034    02/01/2008 A           5,032
---------------------------------------------------------------------------------------------------------------------
     3,250,000   NYS DA (The Rosalind & Joseph Gurwin
                 Jewish Geriatric Center of Long Island)         5.400    02/01/2015    08/01/2007 A       3,296,020
---------------------------------------------------------------------------------------------------------------------
       170,000   NYS DA (The Rosalind & Joseph Gurwin
                 Jewish Geriatric Center of Long Island)         5.700    02/01/2037    08/01/2007 A         173,633
---------------------------------------------------------------------------------------------------------------------
     2,145,000   NYS DA (United Cerebral Palsy Assoc. of
                 Nassau County)                                  5.500    07/01/2024    01/01/2008 A       2,169,367
---------------------------------------------------------------------------------------------------------------------
     1,250,000   NYS DA (United Cerebral Palsy Assoc. of
                 NYC)                                            5.750    07/01/2018 1  07/01/2012 A       1,357,113
---------------------------------------------------------------------------------------------------------------------
       175,000   NYS DA (United Health Services Hospitals)       5.375    08/01/2027    02/01/2008 A         179,807
---------------------------------------------------------------------------------------------------------------------
        20,000   NYS DA (United Health Services Hospitals)       5.500    08/01/2017    02/01/2010 A          20,268
---------------------------------------------------------------------------------------------------------------------
       220,000   NYS DA (University of Rochester)                5.000    07/01/2027    07/01/2008 A         225,060


                    38 | LIMITED TERM NEW YORK MUNICIPAL FUND

     PRINCIPAL                                                                           EFFECTIVE             VALUE
        AMOUNT                                                  COUPON      MATURITY      MATURITY*       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       45,000   NYS DA (University of Rochester)                5.000%   07/01/2027    07/01/2008 A  $       45,825
---------------------------------------------------------------------------------------------------------------------
        20,000   NYS DA (Upstate Community Colleges)             5.000    07/01/2028    07/01/2009 A          20,394
---------------------------------------------------------------------------------------------------------------------
     1,905,000   NYS DA (Upstate Community Colleges)             5.125    07/01/2021    07/01/2014 A       1,978,762
---------------------------------------------------------------------------------------------------------------------
     1,165,000   NYS DA (Upstate Community Colleges)             5.125    07/01/2022    07/01/2014 A       1,209,398
---------------------------------------------------------------------------------------------------------------------
        35,000   NYS DA (W.K. Nursing Home)                      6.050    02/01/2026    08/01/2007 A          35,643
---------------------------------------------------------------------------------------------------------------------
     2,445,000   NYS DA (W.K. Nursing Home)                      6.125    02/01/2036    08/01/2007 A       2,463,289
---------------------------------------------------------------------------------------------------------------------
       635,000   NYS DA (Wesley Gardens)                         6.125    08/01/2035    08/01/2007 A         647,376
---------------------------------------------------------------------------------------------------------------------
       500,000   NYS DA (Willow Towers)                          5.250    02/01/2022    08/01/2012 A         526,095
---------------------------------------------------------------------------------------------------------------------
     1,000,000   NYS DA (Wyckoff Heights Medical Center)         5.200    02/15/2014    02/15/2008 A       1,022,260
---------------------------------------------------------------------------------------------------------------------
     1,020,000   NYS DA (Wyckoff Heights Medical Center)         5.300    08/15/2021    02/15/2008 A       1,044,327
---------------------------------------------------------------------------------------------------------------------
     2,230,000   NYS DA Service Contract (CCFDP)                 5.375    04/01/2020    04/01/2012 A       2,328,544
---------------------------------------------------------------------------------------------------------------------
     2,350,000   NYS DA Service Contract (CCFDP)                 5.375    04/01/2021    04/01/2012 A       2,454,881
---------------------------------------------------------------------------------------------------------------------
        15,000   NYS DA, Series B                                5.500    08/15/2017    08/15/2007 A          15,318
---------------------------------------------------------------------------------------------------------------------
        35,000   NYS DA, Series B                                5.625    02/15/2021    08/15/2007 A          35,751
---------------------------------------------------------------------------------------------------------------------
    39,570,000   NYS DA, Series B                                6.650    08/15/2030    08/15/2012 A      43,652,833
---------------------------------------------------------------------------------------------------------------------
        15,000   NYS EFC                                         5.600    09/15/2013    09/15/2007 A          15,022
---------------------------------------------------------------------------------------------------------------------
     1,000,000   NYS EFC                                         5.650    02/15/2017    08/15/2007 A       1,022,220
---------------------------------------------------------------------------------------------------------------------
        15,000   NYS EFC (Clean Water & Drinking
                 Revolving Funds)                                5.000    06/15/2019    06/15/2008 A          15,310
---------------------------------------------------------------------------------------------------------------------
     3,195,000   NYS EFC (Clean Water & Drinking
                 Revolving Funds)                                5.000    06/15/2019    06/15/2008 A       3,262,510
---------------------------------------------------------------------------------------------------------------------
       860,000   NYS EFC (L.I. Water Corp.)                      5.250    08/01/2027    02/01/2008 A         860,559
---------------------------------------------------------------------------------------------------------------------
        20,000   NYS EFC (NYC Municipal Water
                 Finance Authority)                              5.875    06/15/2014    12/15/2007 A          21,004
---------------------------------------------------------------------------------------------------------------------
        25,000   NYS EFC (NYS Water Services)                    5.700    07/15/2012    01/15/2008 A          25,250
---------------------------------------------------------------------------------------------------------------------
     1,410,000   NYS EFC (NYS Water Services)                    6.875    06/15/2010 1  12/15/2007 A       1,421,520
---------------------------------------------------------------------------------------------------------------------
     1,705,000   NYS EFC (NYS Water Services)                    6.875    06/15/2014 1  12/15/2007 A       1,709,228
---------------------------------------------------------------------------------------------------------------------
       445,000   NYS EFC (NYS Water Services)                    7.250    06/15/2010 1  12/15/2007 A         446,246
---------------------------------------------------------------------------------------------------------------------
       700,000   NYS EFC (NYS Water Services)                    7.500    06/15/2012 1  12/15/2007 A         727,748
---------------------------------------------------------------------------------------------------------------------
        15,000   NYS EFC (NYS Water Services)                    7.500    06/15/2012 1  12/15/2007 A          15,474
---------------------------------------------------------------------------------------------------------------------
     6,700,000   NYS EFC (Pilgrim State Sewage Treatment)        6.300    03/15/2016    09/15/2007 A       6,722,445
---------------------------------------------------------------------------------------------------------------------
       500,000   NYS EFC (Pollution Control)                     5.550    08/15/2014    08/15/2007 A         511,215
---------------------------------------------------------------------------------------------------------------------
       780,000   NYS EFC (Spring Valley Water Company)           5.650    11/01/2023    11/01/2007 A         785,226
---------------------------------------------------------------------------------------------------------------------
     2,000,000   NYS EFC (Spring Valley Water Company)           6.300    08/01/2024    02/01/2008 A       2,006,700
---------------------------------------------------------------------------------------------------------------------
     1,260,000   NYS EFC (State Water Revolving Fund)            5.800    01/15/2014    01/15/2008 A       1,273,633
---------------------------------------------------------------------------------------------------------------------
     4,250,000   NYS EFC (Waste Management)                      4.450    07/01/2017    07/01/2009 C       4,235,890
---------------------------------------------------------------------------------------------------------------------
    10,075,000   NYS ERDA (Brooklyn Union Gas Company)           5.500    01/01/2021    01/01/2008 A      10,154,895
---------------------------------------------------------------------------------------------------------------------
   132,710,000   NYS ERDA (Con Ed)                               4.700    06/01/2036    10/03/2007 A     132,733,888
---------------------------------------------------------------------------------------------------------------------
        70,000   NYS ERDA (Corning Natural Gas)                  8.250    12/01/2018    12/01/2007 A          72,051
---------------------------------------------------------------------------------------------------------------------
     1,005,000   NYS ERDA (LILCO)                                5.150    03/01/2016    09/01/2007 A       1,006,085
---------------------------------------------------------------------------------------------------------------------
     4,465,000   NYS ERDA (LILCO)                                5.150    03/01/2016    09/01/2007 A       4,478,797


                    39 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                           EFFECTIVE              VALUE
        AMOUNT                                                  COUPON      MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    4,230,000   NYS ERDA (LILCO)                                5.150%   03/01/2016    09/01/2007 A  $     4,254,196
----------------------------------------------------------------------------------------------------------------------
     8,725,000   NYS ERDA (LILCO)                                5.150    03/01/2016    09/01/2007 A        8,774,907
----------------------------------------------------------------------------------------------------------------------
     2,140,000   NYS ERDA (NIMO), Series A                       5.150    11/01/2025    11/01/2008 A        2,207,303
----------------------------------------------------------------------------------------------------------------------
         5,000   NYS GO                                          5.000    09/15/2017    09/15/2008 A            5,121
----------------------------------------------------------------------------------------------------------------------
       100,000   NYS GO                                          5.250    10/01/2012    10/01/2007 A          100,362
----------------------------------------------------------------------------------------------------------------------
        15,000   NYS GO                                          5.250    11/15/2017    11/15/2007 A           15,079
----------------------------------------------------------------------------------------------------------------------
        35,000   NYS GO                                          5.250    05/01/2018    11/01/2007 A           35,177
----------------------------------------------------------------------------------------------------------------------
         5,000   NYS GO                                          5.250    11/15/2021    11/15/2007 A            5,026
----------------------------------------------------------------------------------------------------------------------
        80,000   NYS GO                                          5.300    07/15/2015    01/15/2008 A           80,495
----------------------------------------------------------------------------------------------------------------------
        10,000   NYS GO                                          5.300    07/15/2017    01/15/2008 A           10,062
----------------------------------------------------------------------------------------------------------------------
        20,000   NYS GO                                          5.500    07/15/2024    01/15/2008 A           20,127
----------------------------------------------------------------------------------------------------------------------
        40,000   NYS GO                                          6.600    12/01/2014    12/01/2007 A           40,466
----------------------------------------------------------------------------------------------------------------------
     1,625,000   NYS HFA (Economic Devel. & Hsg.)                5.250    03/15/2016    03/15/2013 A        1,733,241
----------------------------------------------------------------------------------------------------------------------
       840,000   NYS HFA (Golden Age Apartments)                 5.000    02/15/2037    02/15/2016 A          831,617
----------------------------------------------------------------------------------------------------------------------
        15,000   NYS HFA (Hospital & Nursing Home)               5.150    11/01/2016    11/01/2009 A           15,060
----------------------------------------------------------------------------------------------------------------------
         5,000   NYS HFA (Hospital & Nursing Home)               5.500    11/01/2012    11/01/2007 E            5,339
----------------------------------------------------------------------------------------------------------------------
        15,000   NYS HFA (Hospital & Nursing Home)               5.875    11/01/2010    11/01/2007 E           15,796
----------------------------------------------------------------------------------------------------------------------
         5,000   NYS HFA (Hospital & Nursing Home)               5.900    11/01/2010    11/01/2007 E            5,293
----------------------------------------------------------------------------------------------------------------------
        10,000   NYS HFA (Hospital & Nursing Home)               6.000    11/01/2013    02/01/2008 A           11,012
----------------------------------------------------------------------------------------------------------------------
        35,000   NYS HFA (Hospital & Nursing Home)               6.000    11/01/2014    11/01/2007 E           39,077
----------------------------------------------------------------------------------------------------------------------
         5,000   NYS HFA (Hospital & Nursing Home)               6.875    11/01/2009    11/01/2007 E            5,316
----------------------------------------------------------------------------------------------------------------------
        25,000   NYS HFA (Loewn Devel. of Wappingers Falls)      5.250    08/15/2019    02/15/2009 A           25,388
----------------------------------------------------------------------------------------------------------------------
        70,000   NYS HFA (Meadow Manor)                          7.750    11/01/2019 1  11/01/2007 A           71,098
----------------------------------------------------------------------------------------------------------------------
       345,000   NYS HFA (Multifamily Hsg.)                      5.300    08/15/2022    08/15/2012 A          351,403
----------------------------------------------------------------------------------------------------------------------
        50,000   NYS HFA (Multifamily Hsg.)                      5.400    02/15/2016    02/15/2011 A           51,191
----------------------------------------------------------------------------------------------------------------------
        40,000   NYS HFA (Multifamily Hsg.)                      5.600    02/15/2011    08/15/2009 A           40,504
----------------------------------------------------------------------------------------------------------------------
       525,000   NYS HFA (Multifamily Hsg.)                      5.850    08/15/2013 1  08/15/2007 A          532,455
----------------------------------------------------------------------------------------------------------------------
       175,000   NYS HFA (Multifamily Hsg.)                      5.950    08/15/2024 1  08/15/2007 A          176,139
----------------------------------------------------------------------------------------------------------------------
       185,000   NYS HFA (Multifamily Hsg.)                      6.000    08/15/2027 1  02/15/2008 A          191,703
----------------------------------------------------------------------------------------------------------------------
       115,000   NYS HFA (Multifamily Hsg.)                      6.050    08/15/2032    08/15/2007 A          116,769
----------------------------------------------------------------------------------------------------------------------
     1,000,000   NYS HFA (Multifamily Hsg.)                      6.100    08/15/2016 1  08/15/2008 A        1,010,310
----------------------------------------------------------------------------------------------------------------------
        50,000   NYS HFA (Multifamily Hsg.)                      6.100    08/15/2028    08/15/2007 A           50,716
----------------------------------------------------------------------------------------------------------------------
       465,000   NYS HFA (Multifamily Hsg.)                      6.100    11/15/2036    11/15/2007 A          479,196
----------------------------------------------------------------------------------------------------------------------
        20,000   NYS HFA (Multifamily Hsg.)                      6.200    08/15/2012 1  08/15/2007 A           20,027
----------------------------------------------------------------------------------------------------------------------
        15,000   NYS HFA (Multifamily Hsg.)                      6.250    08/15/2014 1  08/15/2007 A           15,020
----------------------------------------------------------------------------------------------------------------------
        15,000   NYS HFA (Multifamily Hsg.)                      6.250    08/15/2014    08/15/2007 A           15,020
----------------------------------------------------------------------------------------------------------------------
       250,000   NYS HFA (Multifamily Hsg.)                      6.250    08/15/2023 1  08/15/2007 A          254,453
----------------------------------------------------------------------------------------------------------------------
        30,000   NYS HFA (Multifamily Hsg.)                      6.250    08/15/2023    08/15/2007 A           30,034
----------------------------------------------------------------------------------------------------------------------
       125,000   NYS HFA (Multifamily Hsg.)                      6.250    08/15/2025    08/15/2007 A          128,815
----------------------------------------------------------------------------------------------------------------------
       135,000   NYS HFA (Multifamily Hsg.)                      6.250    08/15/2027 1  08/15/2007 A          136,723
----------------------------------------------------------------------------------------------------------------------
       280,000   NYS HFA (Multifamily Hsg.)                      6.350    08/15/2023 1  08/15/2007 A          282,632


                    40 | LIMITED TERM NEW YORK MUNICIPAL FUND

     PRINCIPAL                                                                           EFFECTIVE              VALUE
        AMOUNT                                                  COUPON      MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      455,000   NYS HFA (Multifamily Hsg.)                      6.625%   08/15/2012    08/15/2007 A  $       455,573
----------------------------------------------------------------------------------------------------------------------
     1,365,000   NYS HFA (Multifamily Hsg.)                      6.700    08/15/2025 1  08/15/2007 A        1,366,570
----------------------------------------------------------------------------------------------------------------------
       450,000   NYS HFA (Multifamily Hsg.)                      6.750    11/15/2036    11/15/2007 A          456,062
----------------------------------------------------------------------------------------------------------------------
        90,000   NYS HFA (Multifamily Hsg.)                      6.850    11/01/2019 1  11/01/2007 A           92,098
----------------------------------------------------------------------------------------------------------------------
        30,000   NYS HFA (Multifamily Hsg.)                      6.950    08/15/2012 1  08/15/2007 A           30,417
----------------------------------------------------------------------------------------------------------------------
       130,000   NYS HFA (Multifamily Hsg.)                      7.000    08/15/2022    08/15/2007 A          131,455
----------------------------------------------------------------------------------------------------------------------
        15,000   NYS HFA (Nonprofit Hsg.)                        6.200    11/01/2007    11/01/2007             15,079
----------------------------------------------------------------------------------------------------------------------
        30,000   NYS HFA (Nonprofit Hsg.)                        6.200    11/01/2008    11/01/2007 A           30,414
----------------------------------------------------------------------------------------------------------------------
        30,000   NYS HFA (Nonprofit Hsg.)                        6.200    11/01/2009    11/01/2007 A           30,414
----------------------------------------------------------------------------------------------------------------------
        50,000   NYS HFA (Nonprofit Hsg.)                        6.200    11/01/2011    11/01/2007 A           50,690
----------------------------------------------------------------------------------------------------------------------
        40,000   NYS HFA (Nonprofit Hsg.)                        6.200    11/01/2012    11/01/2007 A           40,400
----------------------------------------------------------------------------------------------------------------------
        25,000   NYS HFA (Nonprofit Hsg.)                        6.200    11/01/2013    11/01/2007 A           25,345
----------------------------------------------------------------------------------------------------------------------
         6,000   NYS HFA (Nonprofit Hsg.)                        6.600    11/01/2009    11/01/2007 A            6,128
----------------------------------------------------------------------------------------------------------------------
         9,000   NYS HFA (Nonprofit Hsg.)                        6.875    11/01/2010    11/01/2007 A            9,212
----------------------------------------------------------------------------------------------------------------------
       405,000   NYS HFA (Nonprofit Hsg.)                        8.400    11/01/2007    11/01/2007            409,702
----------------------------------------------------------------------------------------------------------------------
       445,000   NYS HFA (Nonprofit Hsg.)                        8.400    11/01/2008    11/01/2007 A          451,172
----------------------------------------------------------------------------------------------------------------------
     4,275,000   NYS HFA (NYC Health Facilities)                 6.000    05/01/2008    11/01/2007 A        4,313,988
----------------------------------------------------------------------------------------------------------------------
     2,330,000   NYS HFA (Phillips Village)                      7.750    08/15/2017    08/15/2007 A        2,364,321
----------------------------------------------------------------------------------------------------------------------
        55,000   NYS HFA (Service Contract)                      5.375    03/15/2023    09/15/2007 A           55,064
----------------------------------------------------------------------------------------------------------------------
       580,000   NYS HFA (Service Contract)                      5.500    09/15/2018    03/15/2008 A          592,598
----------------------------------------------------------------------------------------------------------------------
     1,890,000   NYS HFA (Service Contract)                      5.500    09/15/2022 1  03/15/2008 A        1,928,594
----------------------------------------------------------------------------------------------------------------------
       560,000   NYS HFA (Service Contract)                      6.000    03/15/2026    09/15/2007 A          572,074
----------------------------------------------------------------------------------------------------------------------
     1,865,000   NYS HFA (Simeon Dewitt)                         8.000    11/01/2018 1  11/01/2007 A        1,896,761
----------------------------------------------------------------------------------------------------------------------
       400,000   NYS HFA (Tiffany Gardens)                       4.500    08/15/2015    03/01/2012 B          397,132
----------------------------------------------------------------------------------------------------------------------
       275,000   NYS HFA (Wyndham Lawn Home for Children)        5.900    08/15/2017    08/15/2007 A          284,834
----------------------------------------------------------------------------------------------------------------------
       115,000   NYS HFA, Series A                               5.800    11/01/2009    11/01/2007 A          115,390
----------------------------------------------------------------------------------------------------------------------
       130,000   NYS HFA, Series A                               5.875    11/01/2010    11/01/2007 A          131,494
----------------------------------------------------------------------------------------------------------------------
    12,205,000   NYS HFA, Series A                               6.100    11/01/2015 1  11/01/2007 A       12,348,897
----------------------------------------------------------------------------------------------------------------------
     6,395,000   NYS HFA, Series A                               6.125    11/01/2020 1  11/01/2007 A        6,469,566
----------------------------------------------------------------------------------------------------------------------
     3,650,000   NYS HFA, Series C                               5.500    09/15/2018    03/15/2008 A        3,728,256
----------------------------------------------------------------------------------------------------------------------
        55,000   NYS LGAC                                        4.875    04/01/2020    04/01/2008 A           55,926
----------------------------------------------------------------------------------------------------------------------
        35,000   NYS LGAC                                        5.000    04/01/2021    04/01/2008 A           35,636
----------------------------------------------------------------------------------------------------------------------
        25,000   NYS LGAC                                        5.125    04/01/2011    10/01/2007 A           25,330
----------------------------------------------------------------------------------------------------------------------
       140,000   NYS LGAC                                        5.375    04/01/2016    10/01/2007 A          142,458
----------------------------------------------------------------------------------------------------------------------
       130,000   NYS LGAC                                        5.375    04/01/2019    10/01/2007 A          132,894
----------------------------------------------------------------------------------------------------------------------
       150,000   NYS LGAC                                        5.375    04/01/2019    10/01/2007 A          153,339
----------------------------------------------------------------------------------------------------------------------
       100,000   NYS LGAC                                        5.400    04/01/2013    10/01/2007 A          101,783
----------------------------------------------------------------------------------------------------------------------
    11,415,000   NYS LGAC                                        5.400    04/01/2015    10/01/2007 A       11,618,529
----------------------------------------------------------------------------------------------------------------------
       240,000   NYS LGSC (SCSB) 3                               6.375    12/15/2009    12/22/2008 B          245,801
----------------------------------------------------------------------------------------------------------------------
       435,000   NYS Medcare (Hospital & Nursing Home)           5.400    08/15/2033 1  08/15/2007 A          437,897
----------------------------------------------------------------------------------------------------------------------
         5,000   NYS Medcare (Hospital & Nursing Home)           6.100    08/15/2015    08/15/2007 A            5,058


                    41 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                           EFFECTIVE              VALUE
        AMOUNT                                                  COUPON      MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      715,000   NYS Medcare (Hospital & Nursing Home)           6.200%   08/15/2013    08/15/2007 A  $       716,173
----------------------------------------------------------------------------------------------------------------------
       125,000   NYS Medcare (Hospital & Nursing Home)           6.200    08/15/2022    08/15/2007 A          125,788
----------------------------------------------------------------------------------------------------------------------
        15,000   NYS Medcare (Hospital & Nursing Home)           6.200    08/15/2022    08/15/2007 A           15,030
----------------------------------------------------------------------------------------------------------------------
     1,200,000   NYS Medcare (Hospital & Nursing Home)           6.300    08/15/2023    08/15/2007 A        1,202,052
----------------------------------------------------------------------------------------------------------------------
       310,000   NYS Medcare (Hospital & Nursing Home)           7.000    08/15/2032    08/15/2007 A          311,500
----------------------------------------------------------------------------------------------------------------------
       105,000   NYS Medcare (Hospital & Nursing Home)           7.400    11/01/2016 1  11/01/2007 A          105,510
----------------------------------------------------------------------------------------------------------------------
       110,000   NYS Medcare (Hospital & Nursing Home)           9.375    11/01/2016 1  11/01/2007 A          113,981
----------------------------------------------------------------------------------------------------------------------
       150,000   NYS Medcare (M.G. Nursing Home)                 6.375    02/15/2035    08/15/2007 A          150,398
----------------------------------------------------------------------------------------------------------------------
        80,000   NYS Medcare (Montefiore Medical Center)         5.700    02/15/2012    08/15/2007 A           80,110
----------------------------------------------------------------------------------------------------------------------
     6,820,000   NYS Medcare (Montefiore Medical Center)         5.750    02/15/2015    08/15/2007 A        6,957,423
----------------------------------------------------------------------------------------------------------------------
     8,150,000   NYS Medcare (Montefiore Medical Center)         5.750    02/15/2025 1  08/15/2007 A        8,338,754
----------------------------------------------------------------------------------------------------------------------
       540,000   NYS Medcare (Montefiore Medical Center)         6.000    02/15/2035    08/15/2007 A          540,859
----------------------------------------------------------------------------------------------------------------------
        25,000   NYS Medcare (St. Peter's Hospital)              5.250    11/01/2007    11/01/2007             25,026
----------------------------------------------------------------------------------------------------------------------
        25,000   NYS Medcare (St. Peter's Hospital)              5.375    11/01/2013    11/01/2007 A           25,028
----------------------------------------------------------------------------------------------------------------------
       280,000   NYS Medcare (St. Peter's Hospital)              5.375    11/01/2020    11/01/2007 A          282,092
----------------------------------------------------------------------------------------------------------------------
    10,710,000   NYS Municipal Bond Bank Agency
                 (Special School Purpose)                        5.250    12/01/2019    06/01/2013 A       11,268,098
----------------------------------------------------------------------------------------------------------------------
     2,930,000   NYS Municipal Bond Bank Agency
                 (Special School Purpose)                        5.500    06/01/2015    06/01/2013 A        3,133,635
----------------------------------------------------------------------------------------------------------------------
     2,285,000   NYS Power Authority                             5.250    11/15/2030    11/15/2010 A        2,364,815
----------------------------------------------------------------------------------------------------------------------
         5,000   NYS Power Authority                             5.875    01/01/2010    01/01/2008 A            5,131
----------------------------------------------------------------------------------------------------------------------
    27,310,000   NYS Thruway Authority 5                         4.000    01/01/2015    01/01/2015         27,248,553
----------------------------------------------------------------------------------------------------------------------
        25,000   NYS Thruway Authority                           5.000    04/01/2017    10/01/2007 A           25,513
----------------------------------------------------------------------------------------------------------------------
        15,000   NYS Thruway Authority                           5.250    04/01/2012    04/01/2008 A           15,314
----------------------------------------------------------------------------------------------------------------------
       500,000   NYS Thruway Authority                           5.250    04/01/2013    04/01/2008 A          510,290
----------------------------------------------------------------------------------------------------------------------
        20,000   NYS Thruway Authority                           5.250    04/01/2015    04/01/2008 A           20,412
----------------------------------------------------------------------------------------------------------------------
     1,240,000   NYS Thruway Authority                           6.000    04/01/2012    10/01/2007 A        1,266,028
----------------------------------------------------------------------------------------------------------------------
        15,000   NYS Thruway Authority Service Contract
                 (Highway & Bridge)                              5.375    04/01/2013    04/01/2008 A           15,328
----------------------------------------------------------------------------------------------------------------------
     1,020,000   NYS Thruway Authority Service Contract
                 (Highway & Bridge)                              6.000    04/01/2011    10/01/2007 A        1,041,410
----------------------------------------------------------------------------------------------------------------------
     1,330,000   NYS Thruway Authority Service Contract
                 (Highway & Bridge)                              6.000    04/01/2011    10/01/2007 A        1,357,917
----------------------------------------------------------------------------------------------------------------------
     5,170,000   NYS Thruway Authority Service Contract
                 (Highway & Bridge)                              6.000    04/01/2012    10/01/2007 A        5,278,518
----------------------------------------------------------------------------------------------------------------------
        55,000   NYS Thruway Authority, Series B                 5.250    04/01/2014    04/01/2008 A           56,132
----------------------------------------------------------------------------------------------------------------------
       420,000   NYS Thruway Authority, Series E                 5.000    01/01/2025    01/01/2008 A          426,283
----------------------------------------------------------------------------------------------------------------------
     3,575,000   NYS Thruway Authority, Series E                 5.000    01/01/2025    01/01/2008 A        3,628,482
----------------------------------------------------------------------------------------------------------------------
       585,000   NYS Thruway Authority, Series E                 5.250    01/01/2015    01/01/2008 A          595,033
----------------------------------------------------------------------------------------------------------------------
        20,000   NYS UDC (Correctional Facilities)               5.000    01/01/2014    01/01/2008 A           20,513
----------------------------------------------------------------------------------------------------------------------
       370,000   NYS UDC (Correctional Facilities)               5.000    01/01/2019    01/01/2008 A          375,868
----------------------------------------------------------------------------------------------------------------------
       100,000   NYS UDC (Correctional Facilities)               5.000    01/01/2020 1  01/01/2008 A          102,254


                    42 | LIMITED TERM NEW YORK MUNICIPAL FUND

     PRINCIPAL                                                                           EFFECTIVE              VALUE
        AMOUNT                                                  COUPON      MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       50,000   NYS UDC (Correctional Facilities)               5.000%   01/01/2020    01/01/2008 A  $        50,734
----------------------------------------------------------------------------------------------------------------------
    10,000,000   NYS UDC (Personal Income Tax)                   5.250    03/15/2034    03/15/2014 A       10,513,500
----------------------------------------------------------------------------------------------------------------------
    76,865,000   NYS UDC (South Mall) CAB                        5.572 7  01/01/2011    05/27/2009 B       62,605,774
----------------------------------------------------------------------------------------------------------------------
       565,000   NYS UDC (South Mall) CAB                        5.923 7  01/01/2011    05/27/2009 B          456,752
----------------------------------------------------------------------------------------------------------------------
       620,000   NYS UDC (South Mall) CAB                        5.978 7  01/01/2011    05/27/2009 B          501,214
----------------------------------------------------------------------------------------------------------------------
     4,000,000   NYS UDC (Subordinated Lien)                     5.125    07/01/2020    07/01/2014 A        4,186,680
----------------------------------------------------------------------------------------------------------------------
     1,000,000   NYS UDC (Subordinated Lien)                     5.125    07/01/2021    07/01/2014 A        1,044,830
----------------------------------------------------------------------------------------------------------------------
     1,255,000   NYS UDC (Subordinated Lien)                     5.375    07/01/2022    01/01/2008 A        1,269,119
----------------------------------------------------------------------------------------------------------------------
     4,735,000   NYS UDC (Subordinated Lien)                     5.500    07/01/2016    07/01/2008 A        4,787,511
----------------------------------------------------------------------------------------------------------------------
    15,350,000   NYS UDC (Subordinated Lien)                     5.500    07/01/2016 1  01/01/2008 A       15,524,069
----------------------------------------------------------------------------------------------------------------------
     6,495,000   NYS UDC (Subordinated Lien)                     5.500    07/01/2022 1  01/01/2008 A        6,566,510
----------------------------------------------------------------------------------------------------------------------
     3,235,000   NYS UDC (Subordinated Lien)                     5.500    07/01/2026    01/01/2008 A        3,293,068
----------------------------------------------------------------------------------------------------------------------
     2,210,000   NYS UDC (Subordinated Lien)                     5.500    07/01/2026    01/01/2008 A        2,250,333
----------------------------------------------------------------------------------------------------------------------
     6,720,000   NYS UDC (Subordinated Lien)                     5.600    07/01/2026 1  01/01/2008 A        6,794,525
----------------------------------------------------------------------------------------------------------------------
        70,000   Oneida County GO                                5.400    03/15/2011    09/15/2007 A           70,233
----------------------------------------------------------------------------------------------------------------------
       175,000   Oneida County IDA (Bonide Products)             5.750    11/01/2007    11/01/2007            175,298
----------------------------------------------------------------------------------------------------------------------
     2,285,000   Oneida County IDA (Faxton Hospital)             6.625    01/01/2015 1  01/01/2010 A        2,436,907
----------------------------------------------------------------------------------------------------------------------
       600,000   Oneida County IDA (Presbyterian Home)           6.100    06/01/2020    06/01/2010 A          632,520
----------------------------------------------------------------------------------------------------------------------
     1,000,000   Oneida County IDA (Presbyterian Home)           6.250    06/01/2015    06/01/2010 A        1,059,740
----------------------------------------------------------------------------------------------------------------------
        50,000   Oneida Healthcare Corp. (Oneida Health
                 Systems)                                        5.300    02/01/2021    02/01/2011 A           51,890
----------------------------------------------------------------------------------------------------------------------
     3,895,000   Oneida Healthcare Corp. (Oneida Health
                 Systems)                                        5.500    02/01/2016 1  02/01/2011 A        4,078,883
----------------------------------------------------------------------------------------------------------------------
       215,000   Onondaga County IDA (Coltec Industries)         7.250    06/01/2008 1  12/01/2007 A          217,322
----------------------------------------------------------------------------------------------------------------------
       365,000   Onondaga County IDA (Coltec Industries)         9.875    10/01/2010    10/01/2007 A          369,420
----------------------------------------------------------------------------------------------------------------------
     2,605,000   Onondaga County IDA (Le Moyne College)          5.000    12/01/2012    07/22/2010 D        2,668,588
----------------------------------------------------------------------------------------------------------------------
       920,000   Onondaga County IDA (Le Moyne College)          5.500    03/01/2014    03/01/2009 A          942,798
----------------------------------------------------------------------------------------------------------------------
    20,445,000   Onondaga County Res Rec                         5.000    05/01/2010    04/24/2009 B       20,405,746
----------------------------------------------------------------------------------------------------------------------
        25,000   Ontario County GO                               5.550    08/15/2009    08/15/2007 A           25,055
----------------------------------------------------------------------------------------------------------------------
       230,000   Orange County IDA (Glen Arden)                  5.400    01/01/2008    01/01/2008            230,817
----------------------------------------------------------------------------------------------------------------------
        40,000   Orange County IDA (Orange Mental
                 Retardation Properties)                         6.000    05/01/2008    11/01/2007 A           40,458
----------------------------------------------------------------------------------------------------------------------
        60,000   Orange County IDA (Orange Mental
                 Retardation Properties)                         6.125    05/01/2016 1  11/01/2007 A           60,668
----------------------------------------------------------------------------------------------------------------------
     5,065,000   Orange County IDA (St. Luke's Cornwall
                 Hospital Obligated Group)                       6.000    12/01/2016 1  12/01/2011 A        5,461,843
----------------------------------------------------------------------------------------------------------------------
     1,920,000   Orange County IDA (St. Luke's Cornwall
                 Hospital Obligated Group)                       6.000    12/01/2016 1  12/01/2011 A        2,070,432
----------------------------------------------------------------------------------------------------------------------
        50,000   Oswego County IDA (Seneca Hill Manor)           5.550    08/01/2022    08/01/2007 A           51,069
----------------------------------------------------------------------------------------------------------------------
       250,000   Oswego County IDA (Seneca Hill Manor)           5.650    08/01/2037    08/01/2007 A          255,308
----------------------------------------------------------------------------------------------------------------------
       575,000   Otsego County IDA (Mary Imogene
                 Bassett Hospital)                               5.350    11/01/2020    11/01/2008 A          591,997
----------------------------------------------------------------------------------------------------------------------
        35,000   Oyster Bay GO                                   5.000    12/01/2018    12/01/2007 A           35,179
----------------------------------------------------------------------------------------------------------------------
        50,000   Philadelphia GO                                 7.500    12/15/2009    12/15/2009             54,028


                    43 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                            EFFECTIVE               VALUE
        AMOUNT                                                  COUPON      MATURITY       MATURITY*         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   21,985,000   Port Authority NY/NJ (Delta Air Lines) 3        6.950%   06/01/2008     12/01/2007 A   $    22,204,850
------------------------------------------------------------------------------------------------------------------------
    18,355,000   Port Authority NY/NJ (JFK International
                 Air Terminal) 5                                 6.250    12/01/2014     06/01/2012 A        20,671,963
------------------------------------------------------------------------------------------------------------------------
    62,640,000   Port Authority NY/NJ (JFK International
                 Air Terminal)                                   5.750    12/01/2022 1   12/01/2007 A        64,296,828
------------------------------------------------------------------------------------------------------------------------
    40,915,000   Port Authority NY/NJ (JFK International
                 Air Terminal)                                   5.750    12/01/2025     12/01/2007 A        41,192,813
------------------------------------------------------------------------------------------------------------------------
    32,140,000   Port Authority NY/NJ (JFK International
                 Air Terminal)                                   5.900    12/01/2017 1   12/01/2007 A        33,011,637
------------------------------------------------------------------------------------------------------------------------
    24,410,000   Port Authority NY/NJ (KIAC)                     6.750    10/01/2011     10/01/2008 A        24,680,951
------------------------------------------------------------------------------------------------------------------------
    27,570,000   Port Authority NY/NJ (KIAC)                     6.750    10/01/2019 1   10/01/2008 A        27,885,677
------------------------------------------------------------------------------------------------------------------------
     3,500,000   Port Authority NY/NJ (KIAC)                     7.000    10/01/2007     10/01/2007           3,511,445
------------------------------------------------------------------------------------------------------------------------
        20,000   Port Authority NY/NJ, 103rd Series              5.250    12/15/2012     12/16/2007 A            20,123
------------------------------------------------------------------------------------------------------------------------
        25,000   Port Authority NY/NJ, 108th Series              5.300    07/15/2009     01/16/2008 A            25,264
------------------------------------------------------------------------------------------------------------------------
       130,000   Port Authority NY/NJ, 108th Series              5.400    07/15/2010     07/15/2007 A           131,377
------------------------------------------------------------------------------------------------------------------------
       190,000   Port Authority NY/NJ, 108th Series              5.400    07/15/2012     07/15/2007 A           192,012
------------------------------------------------------------------------------------------------------------------------
       285,000   Port Authority NY/NJ, 108th Series              5.500    07/15/2013     07/15/2007 A           288,030
------------------------------------------------------------------------------------------------------------------------
       205,000   Port Authority NY/NJ, 108th Series              5.500    07/15/2014     07/15/2007 A           207,179
------------------------------------------------------------------------------------------------------------------------
    10,170,000   Port Authority NY/NJ, 108th Series              5.875    01/15/2017     07/15/2007 A        10,279,836
------------------------------------------------------------------------------------------------------------------------
        85,000   Port Authority NY/NJ, 108th Series              6.000    07/15/2008     01/16/2008 A            85,922
------------------------------------------------------------------------------------------------------------------------
    15,260,000   Port Authority NY/NJ, 109th Series              5.375    07/15/2022     01/16/2008 A        15,431,217
------------------------------------------------------------------------------------------------------------------------
       585,000   Port Authority NY/NJ, 109th Series              5.375    07/15/2027     01/16/2008 A           591,482
------------------------------------------------------------------------------------------------------------------------
       175,000   Port Authority NY/NJ, 109th Series              5.375    01/15/2032     01/16/2008 A           176,923
------------------------------------------------------------------------------------------------------------------------
        50,000   Port Authority NY/NJ, 109th Series              5.500    07/15/2017     07/15/2007 A            50,562
------------------------------------------------------------------------------------------------------------------------
       245,000   Port Authority NY/NJ, 111th Series              5.000    10/01/2022 1   10/01/2007 A           248,065
------------------------------------------------------------------------------------------------------------------------
       195,000   Port Authority NY/NJ, 111th Series              5.000    10/01/2027     10/01/2007 A           197,170
------------------------------------------------------------------------------------------------------------------------
       100,000   Port Authority NY/NJ, 116th Series              5.000    10/01/2013     10/02/2007 A           100,308
------------------------------------------------------------------------------------------------------------------------
       135,000   Port Authority NY/NJ, 116th Series              5.250    10/01/2014     10/02/2007 A           135,502
------------------------------------------------------------------------------------------------------------------------
        55,000   Port Authority NY/NJ, 116th Series              5.250    10/01/2015     10/02/2007 A            55,201
------------------------------------------------------------------------------------------------------------------------
       150,000   Port Authority NY/NJ, 120th Series              5.375    10/15/2016     10/15/2007 A           152,016
------------------------------------------------------------------------------------------------------------------------
        10,000   Port Authority NY/NJ, 120th Series              5.500    10/15/2017     10/15/2007 A            10,138
------------------------------------------------------------------------------------------------------------------------
     7,075,000   Port Authority NY/NJ, 120th Series              5.500    10/15/2035     10/15/2007 A         7,172,211
------------------------------------------------------------------------------------------------------------------------
     6,230,000   Port Authority NY/NJ, 120th Series              5.750    10/15/2011     10/15/2007 A         6,323,575
------------------------------------------------------------------------------------------------------------------------
     7,000,000   Port Authority NY/NJ, 120th Series              5.750    10/15/2026     10/15/2007 A         7,102,690
------------------------------------------------------------------------------------------------------------------------
        20,000   Port Authority NY/NJ, 121st Series              5.000    10/15/2020     10/15/2007 A            20,267
------------------------------------------------------------------------------------------------------------------------
        40,000   Port Authority NY/NJ, 121st Series              5.000    10/15/2021     10/15/2007 A            40,534
------------------------------------------------------------------------------------------------------------------------
        25,000   Port Authority NY/NJ, 121st Series              5.000    10/15/2022     10/15/2007 A            25,327
------------------------------------------------------------------------------------------------------------------------
     1,125,000   Port Authority NY/NJ, 121st Series              5.125    10/15/2030     10/15/2007 A         1,139,659
------------------------------------------------------------------------------------------------------------------------
        75,000   Port Authority NY/NJ, 121st Series              5.250    10/15/2025     10/15/2007 A            76,012
------------------------------------------------------------------------------------------------------------------------
        30,000   Port Authority NY/NJ, 122nd Series              5.000    07/15/2020     07/15/2010 A            30,396
------------------------------------------------------------------------------------------------------------------------
       165,000   Port Authority NY/NJ, 122nd Series              5.000    07/15/2031     07/15/2008 A           166,432
------------------------------------------------------------------------------------------------------------------------
        55,000   Port Authority NY/NJ, 122nd Series              5.000    07/15/2031     07/15/2008 A            55,540


                    44 | LIMITED TERM NEW YORK MUNICIPAL FUND

     PRINCIPAL                                                                          EFFECTIVE               VALUE
        AMOUNT                                                  COUPON      MATURITY     MATURITY*         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    2,000,000   Port Authority NY/NJ, 122nd Series              5.500%   07/15/2011   07/15/2008 A   $     2,049,540
----------------------------------------------------------------------------------------------------------------------
       170,000   Port Authority NY/NJ, 122nd Series              5.500    07/15/2015   07/15/2008 A           174,211
----------------------------------------------------------------------------------------------------------------------
        30,000   Port Authority NY/NJ, 124th Series              4.800    08/01/2018   08/02/2008 A            30,294
----------------------------------------------------------------------------------------------------------------------
       950,000   Port Authority NY/NJ, 124th Series              5.000    08/01/2019   08/01/2008 A           965,979
----------------------------------------------------------------------------------------------------------------------
        20,000   Port Authority NY/NJ, 124th Series              5.000    08/01/2021   08/01/2008 A            20,336
----------------------------------------------------------------------------------------------------------------------
       265,000   Port Authority NY/NJ, 124th Series              5.000    08/01/2022   08/01/2008 A           268,617
----------------------------------------------------------------------------------------------------------------------
       300,000   Port Authority NY/NJ, 124th Series              5.000    08/01/2024   08/01/2008 A           304,887
----------------------------------------------------------------------------------------------------------------------
       100,000   Port Authority NY/NJ, 124th Series              5.000    08/01/2025   08/01/2008 A           101,193
----------------------------------------------------------------------------------------------------------------------
        60,000   Port Authority NY/NJ, 124th Series              5.000    08/01/2031   08/01/2008 A            60,595
----------------------------------------------------------------------------------------------------------------------
       320,000   Port Authority NY/NJ, 124th Series              5.000    08/01/2031   08/01/2008 A           322,810
----------------------------------------------------------------------------------------------------------------------
        15,000   Port Authority NY/NJ, 126th Series              5.000    11/15/2024   05/15/2012 A            15,385
----------------------------------------------------------------------------------------------------------------------
       230,000   Port Authority NY/NJ, 127th Series              5.000    12/15/2022   06/15/2012 A           237,079
----------------------------------------------------------------------------------------------------------------------
        30,000   Port Authority NY/NJ, 127th Series              5.000    12/15/2024   06/15/2012 A            30,851
----------------------------------------------------------------------------------------------------------------------
     1,500,000   Port Authority NY/NJ, 131st Series              5.000    12/15/2020   06/15/2013 A         1,546,650
----------------------------------------------------------------------------------------------------------------------
        10,000   Port Authority NY/NJ, 131st Series              5.000    12/15/2026   06/15/2014 A            10,217
----------------------------------------------------------------------------------------------------------------------
    11,860,000   Port Authority NY/NJ, 139th Series 5            4.625    10/01/2019   04/01/2015 A        11,954,761
----------------------------------------------------------------------------------------------------------------------
    13,745,000   Port Authority NY/NJ, 141st Series              5.000    09/01/2021   09/01/2015 A        14,181,266
----------------------------------------------------------------------------------------------------------------------
    14,110,000   Port Authority NY/NJ, 141st Series              5.000    09/01/2022   09/01/2015 A        14,528,785
----------------------------------------------------------------------------------------------------------------------
    16,455,000   Port Authority NY/NJ, 141st Series              5.000    09/01/2025   09/01/2015 A        16,920,677
----------------------------------------------------------------------------------------------------------------------
     9,000,000   Port Authority NY/NJ, 143rd Series              5.000    10/01/2021   04/01/2016 A         9,328,680
----------------------------------------------------------------------------------------------------------------------
    24,775,000   Port Authority NY/NJ, 146th Series              5.000    12/01/2022   12/01/2016 A        25,678,297
----------------------------------------------------------------------------------------------------------------------
    15,670,000   Port Authority NY/NJ, 147th Series              5.000    10/15/2022   04/15/2017 A        16,258,879
----------------------------------------------------------------------------------------------------------------------
     2,000,000   Port Authority NY/NJ, 147th Series              5.000    10/15/2026   04/15/2017 A         2,063,980
----------------------------------------------------------------------------------------------------------------------
       100,000   Port Authority NY/NJ, 190th Series              5.500    07/15/2016   01/15/2008 A           101,126
----------------------------------------------------------------------------------------------------------------------
        25,000   Port Chester IDA (Nadel Industries)             7.000    02/01/2016   02/01/2008 E            25,461
----------------------------------------------------------------------------------------------------------------------
     1,465,000   Poughkeepsie IDA (Eastman & Bixby
                 Redevel. Corp.)                                 5.900    08/01/2020   08/01/2010 A         1,528,273
----------------------------------------------------------------------------------------------------------------------
       330,000   Putnam County IDA (Brewster Plastics)           7.375    12/01/2008   04/23/2008 B           331,505
----------------------------------------------------------------------------------------------------------------------
     1,200,000   Rensselaer County IDA (Franciscan
                 Heights)                                        5.375    12/01/2025   12/01/2014 A         1,260,564
----------------------------------------------------------------------------------------------------------------------
        40,000   Rensselaer County IDA (Rensselaer
                 Polytechnical Institute)                        5.125    08/01/2029   08/01/2009 A            40,836
----------------------------------------------------------------------------------------------------------------------
        50,000   Rensselaer County IDA (Rensselaer
                 Polytechnical Institute)                        5.500    08/01/2022   08/01/2009 A            51,637
----------------------------------------------------------------------------------------------------------------------
     2,825,000   Rensselaer County Tobacco Asset
                 Securitization Corp.                            5.200    06/01/2025   12/04/2010 D         2,896,557
----------------------------------------------------------------------------------------------------------------------
     1,490,000   Rensselaer County Tobacco Asset
                 Securitization Corp.                            5.750    06/01/2043   06/01/2012 A         1,559,106
----------------------------------------------------------------------------------------------------------------------
       105,000   Rensselaer Hsg. Authority (Renwyck)             7.650    01/01/2011   01/01/2008 A           106,505
----------------------------------------------------------------------------------------------------------------------
        55,000   Rensselaer Municipal Leasing Corp.
                 (Rensselaer County Nursing Home)                6.900    06/01/2024   12/01/2007 A            55,508
----------------------------------------------------------------------------------------------------------------------
     1,325,000   Riverhead HDC (Riverpointe Apartments)          5.850    08/01/2010   04/09/2009 D         1,331,758
----------------------------------------------------------------------------------------------------------------------
       250,000   Rochester Hsg. Authority (Stonewood
                 Village)                                        5.900    09/01/2009   09/22/2008 B           249,248


                    45 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                            EFFECTIVE               VALUE
        AMOUNT                                                  COUPON      MATURITY       MATURITY*         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       40,000   Rockland County Solid Waste
                 Management Authority                            5.625%   12/15/2014     12/15/2007 A   $        40,850
------------------------------------------------------------------------------------------------------------------------
        55,000   Rockland County Solid Waste
                 Management Authority                            5.750    12/15/2018     12/15/2009 A            57,253
------------------------------------------------------------------------------------------------------------------------
    10,705,000   Rockland County Tobacco Asset
                 Securitization Corp.                            5.500    08/15/2025     08/15/2012 A        11,131,059
------------------------------------------------------------------------------------------------------------------------
       160,000   Rockland Gardens Hsg. Corp.                    10.500    05/01/2011     11/01/2007 A           160,584
------------------------------------------------------------------------------------------------------------------------
        80,000   Rome HDC, Series A                              6.250    01/01/2024     07/01/2008 A            82,654
------------------------------------------------------------------------------------------------------------------------
        50,000   Roslyn Union Free School District               5.300    01/15/2012     01/15/2008 A            50,308
------------------------------------------------------------------------------------------------------------------------
       200,000   Roslyn Union Free School District               5.375    01/15/2014     01/15/2008 A           201,252
------------------------------------------------------------------------------------------------------------------------
       225,000   Roxbury Central School District GO              6.400    06/15/2010     12/15/2007 A           227,243
------------------------------------------------------------------------------------------------------------------------
       235,000   Roxbury Central School District GO              6.400    06/15/2011     12/15/2007 A           237,294
------------------------------------------------------------------------------------------------------------------------
    32,000,000   Sales Tax Asset Receivables Corp., Series A     5.250    10/15/2027     10/15/2014 A        34,038,400
------------------------------------------------------------------------------------------------------------------------
       500,000   Saratoga County IDA (Saratoga Hospital/
                 Saratoga Care/Benedict Community
                 Health Center)                                  5.000    12/01/2014     12/01/2014             517,045
------------------------------------------------------------------------------------------------------------------------
     3,725,000   Saratoga County IDA (Saratoga Hospital/
                 Saratoga Care/Benedict Community
                 Health Center)                                  5.750    12/01/2023     12/01/2007 A         3,729,507
------------------------------------------------------------------------------------------------------------------------
     6,540,000   Saratoga County IDA (Saratoga Hospital/
                 Saratoga Care/Benedict Community
                 Health Center)                                  5.750    12/01/2033     12/01/2007 A         6,547,913
------------------------------------------------------------------------------------------------------------------------
        25,000   Scotia GO                                       6.100    01/15/2012     01/15/2008 A            25,271
------------------------------------------------------------------------------------------------------------------------
     5,000,000   Seneca Nation Indians Capital Improvements      5.250    12/01/2016     06/14/2015 B         5,155,350
------------------------------------------------------------------------------------------------------------------------
       870,000   SONYMA, Series 101                              5.000    10/01/2018     10/01/2011 A           881,406
------------------------------------------------------------------------------------------------------------------------
        25,000   SONYMA, Series 101                              5.250    04/01/2022     10/01/2011 A            25,355
------------------------------------------------------------------------------------------------------------------------
        30,000   SONYMA, Series 101                              5.350    10/01/2026     10/01/2011 A            30,428
------------------------------------------------------------------------------------------------------------------------
    22,970,000   SONYMA, Series 106                              5.250    04/01/2034     04/01/2012 A        23,213,482
------------------------------------------------------------------------------------------------------------------------
     2,145,000   SONYMA, Series 143                              4.750    10/01/2022     08/08/2020 B         2,109,436
------------------------------------------------------------------------------------------------------------------------
        35,000   SONYMA, Series 27                               5.250    04/01/2013     04/01/2010 A            35,712
------------------------------------------------------------------------------------------------------------------------
    11,465,000   SONYMA, Series 29                               5.400    10/01/2022 1   10/01/2010 A        11,663,918
------------------------------------------------------------------------------------------------------------------------
    10,150,000   SONYMA, Series 29                               5.450    10/01/2031     10/01/2010 A        10,488,198
------------------------------------------------------------------------------------------------------------------------
       400,000   SONYMA, Series 31                               5.200    10/01/2021     04/01/2011 A           404,108
------------------------------------------------------------------------------------------------------------------------
       485,000   SONYMA, Series 31                               5.300    10/01/2031     04/01/2011 A           490,631
------------------------------------------------------------------------------------------------------------------------
       140,000   SONYMA, Series 63                               5.600    10/01/2010     04/01/2009 A           142,722
------------------------------------------------------------------------------------------------------------------------
        85,000   SONYMA, Series 63                               5.700    10/01/2011     04/01/2008 A            86,690
------------------------------------------------------------------------------------------------------------------------
        75,000   SONYMA, Series 65                               5.300    10/01/2009     01/01/2008 A            76,560
------------------------------------------------------------------------------------------------------------------------
        15,000   SONYMA, Series 65                               5.550    10/01/2012     07/01/2008 A            15,288
------------------------------------------------------------------------------------------------------------------------
       150,000   SONYMA, Series 66                               5.600    10/01/2017     01/01/2008 A           153,128
------------------------------------------------------------------------------------------------------------------------
       100,000   SONYMA, Series 67                               5.600    10/01/2014 1   09/01/2009 A           101,638
------------------------------------------------------------------------------------------------------------------------
        85,000   SONYMA, Series 67                               5.600    10/01/2014     09/01/2007 A            86,386
------------------------------------------------------------------------------------------------------------------------
     1,065,000   SONYMA, Series 67                               5.700    10/01/2017 1   09/01/2007 A         1,082,189
------------------------------------------------------------------------------------------------------------------------
       500,000   SONYMA, Series 67                               5.800    10/01/2028 1   09/01/2009 A           503,240


                    46 | LIMITED TERM NEW YORK MUNICIPAL FUND

     PRINCIPAL                                                                            EFFECTIVE               VALUE
        AMOUNT                                                  COUPON      MATURITY       MATURITY*         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       35,000   SONYMA, Series 67                               5.800%   10/01/2028     09/01/2009 A   $        35,227
------------------------------------------------------------------------------------------------------------------------
        50,000   SONYMA, Series 69                               5.400    10/01/2019     03/01/2008 A            50,689
------------------------------------------------------------------------------------------------------------------------
     2,365,000   SONYMA, Series 70                               5.375    10/01/2017 1   03/01/2008 A         2,410,101
------------------------------------------------------------------------------------------------------------------------
       120,000   SONYMA, Series 70                               5.375    10/01/2017     03/01/2008 A           121,932
------------------------------------------------------------------------------------------------------------------------
        10,000   SONYMA, Series 71                               4.900    04/01/2009     04/01/2009              10,141
------------------------------------------------------------------------------------------------------------------------
       250,000   SONYMA, Series 71                               5.350    10/01/2018     07/01/2008 A           253,815
------------------------------------------------------------------------------------------------------------------------
     4,840,000   SONYMA, Series 71                               5.400    04/01/2029     07/01/2008 A         4,933,557
------------------------------------------------------------------------------------------------------------------------
       120,000   SONYMA, Series 73                               5.300    10/01/2028     09/01/2008 A           121,298
------------------------------------------------------------------------------------------------------------------------
       150,000   SONYMA, Series 73-A                             5.250    10/01/2017     09/01/2008 A           152,315
------------------------------------------------------------------------------------------------------------------------
        85,000   SONYMA, Series 73-B                             5.450    10/01/2024 1   09/30/2011 A            85,530
------------------------------------------------------------------------------------------------------------------------
        15,000   SONYMA, Series 77                               5.600    04/01/2010     11/23/2009 A            15,264
------------------------------------------------------------------------------------------------------------------------
       400,000   SONYMA, Series 77                               5.700    04/01/2011     11/23/2009 A           410,076
------------------------------------------------------------------------------------------------------------------------
        10,000   SONYMA, Series 79                               5.250    10/01/2021     03/01/2009 A            10,101
------------------------------------------------------------------------------------------------------------------------
        55,000   SONYMA, Series 79                               5.250    10/01/2021     03/01/2009 A            55,553
------------------------------------------------------------------------------------------------------------------------
       295,000   SONYMA, Series 79                               5.300    04/01/2029     03/01/2009 A           301,791
------------------------------------------------------------------------------------------------------------------------
     2,140,000   SONYMA, Series 80                               5.100    10/01/2017 1   03/01/2009 A         2,184,020
------------------------------------------------------------------------------------------------------------------------
     5,350,000   SONYMA, Series 82                               5.550    10/01/2019 1   10/01/2009 A         5,428,003
------------------------------------------------------------------------------------------------------------------------
    25,000,000   SONYMA, Series 83                               5.450    04/01/2018 1   10/01/2009 A        25,546,750
------------------------------------------------------------------------------------------------------------------------
        45,000   SONYMA, Series 83                               5.550    10/01/2027     10/01/2009 A            45,765
------------------------------------------------------------------------------------------------------------------------
       215,000   SONYMA, Series 85                               5.400    04/01/2012     09/01/2009 A           220,573
------------------------------------------------------------------------------------------------------------------------
       540,000   SONYMA, Series 88                               5.500    04/01/2025     11/01/2009 A           543,542
------------------------------------------------------------------------------------------------------------------------
       190,000   SONYMA, Series 89                               5.650    04/01/2012     11/01/2009 A           192,928
------------------------------------------------------------------------------------------------------------------------
       100,000   SONYMA, Series 91                               5.300    10/01/2009     01/01/2008 A           102,080
------------------------------------------------------------------------------------------------------------------------
       500,000   SONYMA, Series 93                               5.550    04/01/2010     10/01/2009 A           507,695
------------------------------------------------------------------------------------------------------------------------
     2,375,000   SONYMA, Series 93                               5.600    10/01/2017     10/01/2009 A         2,475,558
------------------------------------------------------------------------------------------------------------------------
       145,000   SONYMA, Series 93                               5.650    10/01/2011     10/01/2009 A           147,303
------------------------------------------------------------------------------------------------------------------------
     2,015,000   SONYMA, Series 95                               5.500    10/01/2017 1   04/01/2010 A         2,072,307
------------------------------------------------------------------------------------------------------------------------
     6,150,000   SONYMA, Series 97                               5.400    10/01/2021 1   04/01/2011 A         6,238,007
------------------------------------------------------------------------------------------------------------------------
       660,000   SONYMA, Series 98                               5.050    10/01/2017     04/01/2011 A           674,890
------------------------------------------------------------------------------------------------------------------------
       385,000   Spring Valley (Qual. Redevel.)                  5.000    06/15/2021     06/15/2017 A           394,406
------------------------------------------------------------------------------------------------------------------------
       405,000   Spring Valley (Qual. Redevel.)                  5.000    06/15/2022     06/15/2017 A           413,922
------------------------------------------------------------------------------------------------------------------------
       300,000   Spring Valley GO                                5.000    05/01/2020     05/15/2015 A           311,607
------------------------------------------------------------------------------------------------------------------------
       310,000   Spring Valley GO                                5.000    05/01/2021     05/15/2015 A           318,271
------------------------------------------------------------------------------------------------------------------------
       325,000   Spring Valley GO                                5.000    05/01/2022     05/15/2015 A           333,024
------------------------------------------------------------------------------------------------------------------------
       335,000   Spring Valley GO                                5.000    05/01/2023     05/15/2015 A           342,829
------------------------------------------------------------------------------------------------------------------------
       350,000   Spring Valley GO                                5.000    05/01/2024     05/15/2015 A           357,718
------------------------------------------------------------------------------------------------------------------------
       365,000   Spring Valley GO                                5.000    05/01/2025     05/15/2015 A           372,566
------------------------------------------------------------------------------------------------------------------------
        50,000   Springville HDC (Springbrook)                   5.950    01/01/2010     09/21/2008 D            50,421
------------------------------------------------------------------------------------------------------------------------
       730,000   Suffolk County IDA (ALIA-CCDRCA)                7.000    06/01/2016     06/01/2011 A           777,888
------------------------------------------------------------------------------------------------------------------------
       885,000   Suffolk County IDA (ALIA-FREE)                  7.000    06/01/2016     06/01/2011 A           943,056
------------------------------------------------------------------------------------------------------------------------
       775,000   Suffolk County IDA (ALIA-IGHL)                  6.500    12/01/2013     04/07/2011 B           809,658


                    47 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                           EFFECTIVE              VALUE
        AMOUNT                                                  COUPON      MATURITY      MATURITY*        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      415,000   Suffolk County IDA (ALIA-WORCA)                 7.000%   06/01/2016    06/01/2011 A  $       442,224
----------------------------------------------------------------------------------------------------------------------
       350,000   Suffolk County IDA (Catholic Charities)         6.000    10/01/2020    12/27/2014 D          355,019
----------------------------------------------------------------------------------------------------------------------
       330,000   Suffolk County IDA (DDI)                        6.000    10/01/2020    12/27/2014 D          334,732
----------------------------------------------------------------------------------------------------------------------
       330,000   Suffolk County IDA (DDI)                        6.000    10/01/2020    12/27/2014 D          334,732
----------------------------------------------------------------------------------------------------------------------
       765,000   Suffolk County IDA (Dowling College)            5.000    06/01/2018    06/01/2016 A          788,287
----------------------------------------------------------------------------------------------------------------------
       180,000   Suffolk County IDA (Family Residences)          6.000    10/01/2015    04/12/2012 B          181,998
----------------------------------------------------------------------------------------------------------------------
       490,000   Suffolk County IDA (Family Residences),
                 Series A                                        6.375    12/01/2018    10/20/2013 B          521,997
----------------------------------------------------------------------------------------------------------------------
     3,260,000   Suffolk County IDA (Family Residences),
                 Series A                                        6.375    12/01/2018    08/03/2014 B        3,472,878
----------------------------------------------------------------------------------------------------------------------
       595,000   Suffolk County IDA (Huntington First
                 Aid Squad)                                      6.025    11/01/2008    11/15/2007 B          603,961
----------------------------------------------------------------------------------------------------------------------
       760,000   Suffolk County IDA (Independent Group
                 Home Living)                                    6.000    10/01/2020    12/27/2014 B          770,898
----------------------------------------------------------------------------------------------------------------------
       610,000   Suffolk County IDA (L.I. Network
                 Community Services)                             7.000    02/01/2014    02/01/2010 B          628,093
----------------------------------------------------------------------------------------------------------------------
       290,000   Suffolk County IDA (Mattituck-Laurel Library)   6.000    09/01/2019 1  09/01/2010 A          310,329
----------------------------------------------------------------------------------------------------------------------
       435,000   Suffolk County IDA (Nassau-Suffolk Services
                 for Autism)                                     6.250    11/01/2016    10/14/2012 B          439,454
----------------------------------------------------------------------------------------------------------------------
       155,000   Suffolk County IDA (Nassau-Suffolk Services
                 for Autism)                                     6.250    11/01/2016    11/01/2007 A          155,071
----------------------------------------------------------------------------------------------------------------------
       880,000   Suffolk County IDA (Nissequogue
                 Cogeneration Partners)                          4.875    01/01/2008    01/01/2008            878,442
----------------------------------------------------------------------------------------------------------------------
       985,000   Suffolk County IDA (Pederson-Krager Center)     6.375    11/01/2015    03/07/2012 B        1,000,189
----------------------------------------------------------------------------------------------------------------------
       780,000   Suffolk County IDA (Pederson-Krager Center)     6.400    02/01/2015    06/23/2011 B          792,347
----------------------------------------------------------------------------------------------------------------------
       265,000   Suffolk County IDA (Suffolk Hotels)             6.000    10/01/2020    07/27/2014 D          268,800
----------------------------------------------------------------------------------------------------------------------
       500,000   Suffolk County IDA (WORCA)                      6.000    10/01/2020    12/27/2014 B          507,170
----------------------------------------------------------------------------------------------------------------------
       100,000   Suffolk County Water Authority                  5.750    06/01/2010    12/01/2007 E          104,175
----------------------------------------------------------------------------------------------------------------------
     2,515,000   Sullivan County IDA (Center for Discovery)      5.625    06/01/2013    06/01/2013          2,537,484
----------------------------------------------------------------------------------------------------------------------
     5,000,000   Sullivan County IDA (Center for Discovery)      5.875    07/01/2022    07/01/2017 A        5,016,150
----------------------------------------------------------------------------------------------------------------------
     6,435,000   Sullivan County IDA (Center for Discovery)      6.375    02/01/2020    07/28/2014 D        6,512,156
----------------------------------------------------------------------------------------------------------------------
        30,000   Syracuse Hsg. Authority                         5.400    09/01/2021    09/01/2015 A           31,741
----------------------------------------------------------------------------------------------------------------------
       240,000   Syracuse IDA (Crouse Irving Companies)          5.250    01/01/2017    01/01/2010 A          243,907
----------------------------------------------------------------------------------------------------------------------
       910,000   Syracuse IDA (Crouse Irving Health Hospital)    5.125    01/01/2009    07/06/2008 B          900,363
----------------------------------------------------------------------------------------------------------------------
       690,000   Syracuse IDA (One Center Armory Garage)         6.750    12/01/2017    12/01/2007 A          696,500
----------------------------------------------------------------------------------------------------------------------
       540,000   Syracuse SCHC (East Hill Village Apartments)    6.125    11/01/2010    03/12/2009 B          535,302
----------------------------------------------------------------------------------------------------------------------
       575,000   Tobacco Settlement Financing Corp. (TASC)       5.000    06/01/2011    12/01/2007 A          575,759
----------------------------------------------------------------------------------------------------------------------
       135,000   Tobacco Settlement Financing Corp. (TASC)       5.250    06/01/2012    12/01/2007 A          135,204
----------------------------------------------------------------------------------------------------------------------
    11,905,000   Tobacco Settlement Financing Corp. (TASC)       5.250    06/01/2013    06/01/2008 A       12,037,503
----------------------------------------------------------------------------------------------------------------------
     4,420,000   Tobacco Settlement Financing Corp. (TASC)       5.250    06/01/2013    06/01/2008 A        4,471,581
---------------------------------------------------------------------------------------------------------------------
     2,220,000   Tobacco Settlement Financing Corp. (TASC)       5.250    06/01/2021    06/01/2013 A        2,338,060
----------------------------------------------------------------------------------------------------------------------
    19,550,000   Tobacco Settlement Financing Corp. (TASC)       5.500    06/01/2014    06/01/2009 A       20,077,655
----------------------------------------------------------------------------------------------------------------------
     8,250,000   Tobacco Settlement Financing Corp. (TASC)       5.500    06/01/2015    06/01/2010 A        8,595,923


                    48 | LIMITED TERM NEW YORK MUNICIPAL FUND

     PRINCIPAL                                                                           EFFECTIVE              VALUE
        AMOUNT                                                  COUPON      MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   11,900,000   Tobacco Settlement Financing Corp. (TASC)       5.500%   06/01/2016    06/01/2008 A  $    12,365,647
----------------------------------------------------------------------------------------------------------------------
     5,020,000   Tobacco Settlement Financing Corp. (TASC)       5.500    06/01/2017    06/01/2011 A        5,271,151
----------------------------------------------------------------------------------------------------------------------
    21,000,000   Tobacco Settlement Financing Corp. (TASC)       5.500    06/01/2018    06/01/2012 A       22,254,540
----------------------------------------------------------------------------------------------------------------------
    20,500,000   Tobacco Settlement Financing Corp. (TASC)       5.500    06/01/2019    06/01/2013 A       21,922,495
----------------------------------------------------------------------------------------------------------------------
    11,000,000   Tobacco Settlement Financing Corp. (TASC)       5.500    06/01/2020    06/01/2013 A       11,763,290
----------------------------------------------------------------------------------------------------------------------
    18,395,000   Tobacco Settlement Financing Corp. (TASC)       5.500    06/01/2021    06/01/2013 A       19,641,629
----------------------------------------------------------------------------------------------------------------------
    14,965,000   Tobacco Settlement Financing Corp. (TASC)       5.500    06/01/2022    06/01/2013 A       15,930,841
----------------------------------------------------------------------------------------------------------------------
       900,000   Tompkins County IDA (Kendall at Ithaca)         5.750    07/01/2018    07/01/2008 A          909,837
----------------------------------------------------------------------------------------------------------------------
     2,000,000   Tompkins County IDA (Kendall at Ithaca)         6.000    07/01/2024    07/01/2008 A        2,027,880
----------------------------------------------------------------------------------------------------------------------
       130,000   Tompkins Health Care Corp.
                 (Reconstruction Home)                           5.875    02/01/2033    02/01/2008 A          130,187
----------------------------------------------------------------------------------------------------------------------
       270,000   Tompkins Health Care Corp.
                 (Reconstruction Home)                          10.800    02/01/2028 1  08/01/2007 A          292,866
----------------------------------------------------------------------------------------------------------------------
        40,000   Triborough Bridge & Tunnel Authority            5.000    01/01/2024    01/01/2008 A           40,038
----------------------------------------------------------------------------------------------------------------------
     1,335,000   Triborough Bridge & Tunnel Authority,
                 Series A                                        5.000    01/01/2024    01/01/2008 E        1,336,255
----------------------------------------------------------------------------------------------------------------------
       845,000   Triborough Bridge & Tunnel Authority,
                 Series A                                        5.200    01/01/2020    01/01/2008 A          847,603
----------------------------------------------------------------------------------------------------------------------
    69,680,000   TSASC, Inc. (TFABs) 5                           4.750    06/01/2022    04/09/2011 C       69,566,770
----------------------------------------------------------------------------------------------------------------------
    50,000,000   TSASC, Inc. (TFABs) 5                           5.000    06/01/2026    05/28/2016 C       50,503,500
----------------------------------------------------------------------------------------------------------------------
       275,000   TSASC, Inc. (TFABs)                             4.250    07/15/2010    07/15/2010            277,852
----------------------------------------------------------------------------------------------------------------------
   137,270,000   TSASC, Inc. (TFABs)                             4.750    06/01/2022    04/09/2011 B      137,046,250
----------------------------------------------------------------------------------------------------------------------
    17,500,000   TSASC, Inc. (TFABs)                             5.000    06/01/2026    05/28/2016 D       17,676,225
----------------------------------------------------------------------------------------------------------------------
    24,240,000   TSASC, Inc. (TFABs)                             5.000    06/01/2034    06/01/2016 A       24,396,833
----------------------------------------------------------------------------------------------------------------------
       430,000   TSASC, Inc. (TFABs)                             5.250    07/15/2011    07/15/2011            451,401
----------------------------------------------------------------------------------------------------------------------
       815,000   TSASC, Inc. (TFABs)                             5.500    07/15/2013    07/15/2012 A          870,901
----------------------------------------------------------------------------------------------------------------------
    23,930,000   TSASC, Inc. (TFABs)                             5.500    07/15/2024    01/25/2012 D       25,302,625
----------------------------------------------------------------------------------------------------------------------
       250,000   TSASC, Inc. (TFABs)                             5.875    07/15/2015    07/15/2009 A          262,295
----------------------------------------------------------------------------------------------------------------------
       275,000   TSASC, Inc. (TFABs)                             5.900    07/15/2017    07/15/2009 A          288,659
----------------------------------------------------------------------------------------------------------------------
    65,080,000   TSASC, Inc. (TFABs)                             6.375    07/15/2039 1  07/15/2009 A       68,914,514
----------------------------------------------------------------------------------------------------------------------
        10,000   Ulster County GO                                5.400    11/15/2013    11/15/2007 A           10,061
----------------------------------------------------------------------------------------------------------------------
        10,000   Ulster County GO                                5.400    11/15/2015    11/15/2007 A           10,061
----------------------------------------------------------------------------------------------------------------------
       100,000   Ulster County IDA (Benedictine Hospital)        6.250    06/01/2008    12/07/2007 B          101,745
----------------------------------------------------------------------------------------------------------------------
       155,000   Ulster County Res Rec                           5.000    03/01/2016    03/01/2016            159,528
----------------------------------------------------------------------------------------------------------------------
       160,000   Ulster County Res Rec                           5.000    03/01/2017    03/01/2016 A          164,213
----------------------------------------------------------------------------------------------------------------------
       170,000   Ulster County Res Rec                           5.000    03/01/2018    03/01/2016 A          174,014
----------------------------------------------------------------------------------------------------------------------
       830,000   Ulster County Tobacco Asset
                 Securitization Corp.                            0.000 4  06/01/2040    06/01/2017 A          760,977
----------------------------------------------------------------------------------------------------------------------
       360,000   Ulster County Tobacco Asset
                 Securitization Corp.                            6.000    06/01/2040    06/01/2012 A          381,812
----------------------------------------------------------------------------------------------------------------------
        10,000   Ulster County Tobacco Asset
                 Securitization Corp.                            6.250    06/01/2025    06/01/2012 A           10,726
----------------------------------------------------------------------------------------------------------------------
    10,795,000   Ulster County Tobacco Asset
                 Securitization Corp.                            6.750    06/01/2030 1  06/01/2011 A       11,753,272


                    49 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                           EFFECTIVE              VALUE
        AMOUNT                                                  COUPON      MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       45,000   United Nations Devel. Corp., Series A           5.250%   07/01/2012    01/01/2008 A  $        45,299
----------------------------------------------------------------------------------------------------------------------
     1,575,000   United Nations Devel. Corp., Series A           5.250    07/01/2013    01/01/2008 A        1,585,458
----------------------------------------------------------------------------------------------------------------------
     1,500,000   United Nations Devel. Corp., Series A           5.250    07/01/2014    01/01/2008 A        1,509,960
----------------------------------------------------------------------------------------------------------------------
     1,565,000   United Nations Devel. Corp., Series A           5.250    07/01/2015    01/01/2008 A        1,575,392
----------------------------------------------------------------------------------------------------------------------
     5,755,000   United Nations Devel. Corp., Series A           5.250    07/01/2018    01/01/2008 A        5,783,775
----------------------------------------------------------------------------------------------------------------------
     6,530,000   United Nations Devel. Corp., Series A           5.250    07/01/2019    01/01/2008 A        6,562,650
----------------------------------------------------------------------------------------------------------------------
     6,900,000   United Nations Devel. Corp., Series A           5.250    07/01/2020    01/01/2008 A        6,934,500
----------------------------------------------------------------------------------------------------------------------
     2,970,000   United Nations Devel. Corp., Series A           5.250    07/01/2021    01/01/2008 A        2,984,850
----------------------------------------------------------------------------------------------------------------------
     3,050,000   United Nations Devel. Corp., Series A           5.250    07/01/2022    01/01/2008 A        3,065,250
----------------------------------------------------------------------------------------------------------------------
     2,185,000   United Nations Devel. Corp., Series A           5.250    07/01/2023    01/01/2008 A        2,195,925
----------------------------------------------------------------------------------------------------------------------
     3,020,000   United Nations Devel. Corp., Series A           5.250    07/01/2024    01/01/2008 A        3,035,100
----------------------------------------------------------------------------------------------------------------------
       225,000   United Nations Devel. Corp., Series A           5.250    07/01/2026    07/01/2008 A          226,103
----------------------------------------------------------------------------------------------------------------------
       295,000   Utica GO                                        6.200    01/15/2014    01/15/2010 A          314,187
----------------------------------------------------------------------------------------------------------------------
       320,000   Utica GO                                        6.250    01/15/2015    01/15/2010 A          341,197
----------------------------------------------------------------------------------------------------------------------
        75,000   Utica IDA (Utica College Civic Facility)        5.300    08/01/2008    02/05/2008 B           75,142
----------------------------------------------------------------------------------------------------------------------
     1,465,000   Utica IDA (Utica College Civic Facility)        6.375    12/01/2011    01/13/2010 B        1,493,362
----------------------------------------------------------------------------------------------------------------------
       250,000   Utica SCHC (Multifamily), Series A              5.550    12/01/2017    12/01/2007 A          258,533
----------------------------------------------------------------------------------------------------------------------
       180,000   Valley Health Devel. Corp.                      6.750    05/20/2022    05/20/2010 A          199,634
----------------------------------------------------------------------------------------------------------------------
        15,000   Victor GO                                       4.800    12/15/2017    12/15/2007 A           15,072
----------------------------------------------------------------------------------------------------------------------
        50,000   Westchester County GO                           5.375    12/15/2013    12/15/2007 A           50,296
----------------------------------------------------------------------------------------------------------------------
        45,000   Westchester County Healthcare Corp.,
                 Series B                                        5.375    11/01/2020    11/10/2010 A           46,906
----------------------------------------------------------------------------------------------------------------------
       150,000   Westchester County IDA
                 (Beth Abraham Hospital)                         7.250    12/01/2009    12/02/2008 B          152,727
----------------------------------------------------------------------------------------------------------------------
        50,000   Westchester County IDA (Children's Village)     5.100    03/15/2009    03/15/2009             51,024
----------------------------------------------------------------------------------------------------------------------
       260,000   Westchester County IDA (Clearview School)       6.600    01/01/2014    11/27/2010 B          270,995
----------------------------------------------------------------------------------------------------------------------
     1,605,000   Westchester County IDA (Guiding Eyes
                 for the Blind)                                  4.500    08/01/2012    03/16/2010 B        1,575,051
----------------------------------------------------------------------------------------------------------------------
        30,000   Westchester County IDA (JDAM)                   6.500    04/01/2009 1  04/01/2008 A           30,063
----------------------------------------------------------------------------------------------------------------------
     1,130,000   Westchester County IDA (JDAM)                   6.750    04/01/2016 1  07/01/2008 A        1,143,944
----------------------------------------------------------------------------------------------------------------------
     2,155,000   Westchester County IDA
                 (Rippowam-Cisqua School)                        5.750    06/01/2029    06/01/2011 A        2,216,073
----------------------------------------------------------------------------------------------------------------------
     2,705,000   Westchester County IDA
                 (Schnurmacher Center)                           6.000    11/01/2011    01/03/2009 B        2,784,040
----------------------------------------------------------------------------------------------------------------------
       130,000   Westchester County IDA
                 (Westchester Airport Assoc.)                    5.850    08/01/2014    02/01/2008 A          131,702
----------------------------------------------------------------------------------------------------------------------
       565,000   Westchester County IDA
                 (Westchester Airport Assoc.)                    5.950    08/01/2024 1  02/01/2008 A          567,068
----------------------------------------------------------------------------------------------------------------------
       250,000   Westchester County IDA
                 (Westchester Resco Company)                     5.500    07/01/2009    01/01/2008 A          252,590
----------------------------------------------------------------------------------------------------------------------
        30,000   Westchester County IDA
                 (Winward School)                                5.200    10/01/2021    10/01/2011 A           30,900


                    50 | LIMITED TERM NEW YORK MUNICIPAL FUND

     PRINCIPAL                                                                            EFFECTIVE              VALUE
        AMOUNT                                                  COUPON       MATURITY      MATURITY*        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   18,000,000   Westchester County Tobacco Asset
                 Securitization Corp.                            0.000% 4  07/15/2039 1  07/15/2017 E  $    19,695,780
-----------------------------------------------------------------------------------------------------------------------
    12,700,000   Westchester County Tobacco Asset
                 Securitization Corp.                            4.500     06/01/2021    02/03/2010 B       12,526,391
-----------------------------------------------------------------------------------------------------------------------
     8,550,000   Westchester County Tobacco Asset
                 Securitization Corp.                            5.000     06/01/2026    07/07/2014 D        8,628,746
-----------------------------------------------------------------------------------------------------------------------
       255,000   Yonkers IDA (Hudson Scenic Studio)              5.875     11/01/2007    11/01/2007            255,367
-----------------------------------------------------------------------------------------------------------------------
       200,000   Yonkers IDA (Michael Malotz Skilled
                 Nursing Pavilion)                               5.450     02/01/2029    02/01/2009 A          205,192
-----------------------------------------------------------------------------------------------------------------------
        90,000   Yonkers IDA (Michael Malotz Skilled
                 Nursing Pavilion)                               5.650     02/01/2039    02/01/2009 A           92,602
-----------------------------------------------------------------------------------------------------------------------
     1,455,000   Yonkers IDA (Monastery Manor Associates)        5.000     04/01/2025    04/01/2015 A        1,484,886
-----------------------------------------------------------------------------------------------------------------------
        55,000   Yonkers IDA (Philipsburgh Hall Associates)      6.750     11/01/2008    05/18/2008 B           53,897
-----------------------------------------------------------------------------------------------------------------------
     2,145,000   Yonkers IDA (St. John's Riverside Hospital)     6.800     07/01/2016    07/01/2011 A        2,278,741
-----------------------------------------------------------------------------------------------------------------------
       200,000   Yonkers IDA (St. Joseph's Hospital), Series
                 98-B                                            5.900     03/01/2008    08/31/2007 B          200,074
                                                                                                       ----------------
                                                                                                         3,463,120,153
-----------------------------------------------------------------------------------------------------------------------
OTHER STATES--0.4%
    13,320,000   NJ Tobacco Settlement Financing  Corp.
                 (TASC)                                          5.750     06/01/2032    04/29/2011 D       14,177,275
-----------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--17.9%
     5,000,000   Guam Airport Authority, Series C                5.375     10/01/2019    10/01/2013 A        5,235,850
-----------------------------------------------------------------------------------------------------------------------
     6,000,000   Guam Airport Authority, Series C 2              5.375     10/01/2020    10/01/2013 A        6,276,060
-----------------------------------------------------------------------------------------------------------------------
       192,000   Guam EDA (TASC)                                 0.000 4   05/15/2014    05/15/2014            191,914
-----------------------------------------------------------------------------------------------------------------------
       320,000   Guam EDA (TASC)                                 5.000     05/15/2022    10/12/2007 D          323,238
-----------------------------------------------------------------------------------------------------------------------
     1,950,000   Guam EDA (TASC)                                 5.400     05/15/2031    08/06/2010 D        2,002,631
-----------------------------------------------------------------------------------------------------------------------
       215,000   Guam EDA (TASC)                                 5.500     05/15/2041    05/15/2011 A          221,719
-----------------------------------------------------------------------------------------------------------------------
     3,000,000   Guam Education Financing Foundation  COP        5.000     10/01/2023    10/01/2016 A        3,089,400
-----------------------------------------------------------------------------------------------------------------------
        10,000   Guam International Airport Authority            5.000     10/01/2023    10/01/2013 A           10,187
-----------------------------------------------------------------------------------------------------------------------
        25,000   Guam Power Authority, Series A                  5.000     10/01/2024    10/01/2009 A           25,647
-----------------------------------------------------------------------------------------------------------------------
       520,000   Guam Power Authority, Series A                  5.250     10/01/2013    10/01/2007 A          520,177
-----------------------------------------------------------------------------------------------------------------------
        45,000   Guam Power Authority, Series A                  5.250     10/01/2013    10/01/2007 A           45,050
-----------------------------------------------------------------------------------------------------------------------
       655,000   Guam Power Authority, Series A 2                5.250     10/01/2023    10/01/2007 A          657,142
-----------------------------------------------------------------------------------------------------------------------
        40,000   Guam Power Authority, Series A                  5.250     10/01/2034    10/01/2009 A           41,293
-----------------------------------------------------------------------------------------------------------------------
       125,000   Northern Mariana Islands Ports Authority,
                 Series A                                        6.000     06/01/2014 1  06/01/2010 A          132,410
-----------------------------------------------------------------------------------------------------------------------
     2,000,000   Northern Mariana Islands Ports Authority,
                 Series A                                        6.750     10/01/2033    10/01/2013 A        2,246,860
-----------------------------------------------------------------------------------------------------------------------
        60,000   Puerto Rico Aqueduct & Sewer Authority          5.000     07/01/2015    01/01/2008 A           60,506
-----------------------------------------------------------------------------------------------------------------------
       220,000   Puerto Rico Aqueduct & Sewer Authority          5.000     07/01/2015    01/01/2008 A          221,360
-----------------------------------------------------------------------------------------------------------------------
     1,040,000   Puerto Rico Aqueduct & Sewer Authority          5.000     07/01/2019    07/01/2008 A        1,055,756
-----------------------------------------------------------------------------------------------------------------------
       120,000   Puerto Rico Aqueduct & Sewer Authority          5.000     07/01/2019    01/01/2008 A          121,004
-----------------------------------------------------------------------------------------------------------------------
        90,000   Puerto Rico Aqueduct & Sewer Authority          5.000     07/01/2019    01/01/2008 A           90,753


                    51 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                           EFFECTIVE              VALUE
        AMOUNT                                                  COUPON      MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$      375,000   Puerto Rico Children's Trust Fund (TASC)        4.100%   05/15/2013    05/15/2013    $       367,976
----------------------------------------------------------------------------------------------------------------------
       200,000   Puerto Rico Children's Trust Fund (TASC)        4.250    05/15/2014    05/15/2014            197,236
----------------------------------------------------------------------------------------------------------------------
     2,500,000   Puerto Rico Children's Trust Fund (TASC)        5.000    05/15/2008    05/15/2008          2,516,200
----------------------------------------------------------------------------------------------------------------------
   207,525,000   Puerto Rico Children's Trust Fund (TASC)        5.375    05/15/2033    05/15/2012 A      215,525,089
----------------------------------------------------------------------------------------------------------------------
    52,245,000   Puerto Rico Children's Trust Fund (TASC)        5.500    05/15/2039    05/15/2012 A       54,519,225
----------------------------------------------------------------------------------------------------------------------
    49,565,000   Puerto Rico Children's Trust Fund (TASC)        5.625    05/15/2043    05/15/2012 A       51,902,485
----------------------------------------------------------------------------------------------------------------------
        15,000   Puerto Rico Children's Trust Fund (TASC)        5.750    07/01/2020    04/15/2009 D           15,411
----------------------------------------------------------------------------------------------------------------------
     1,250,000   Puerto Rico Commonwealth GO                     4.875    07/01/2023    07/01/2008 A        1,271,013
----------------------------------------------------------------------------------------------------------------------
     3,900,000   Puerto Rico Commonwealth GO                     5.000    07/01/2018    07/01/2008 A        3,980,574
----------------------------------------------------------------------------------------------------------------------
     6,250,000   Puerto Rico Commonwealth GO                     5.000    07/01/2024    07/01/2014 A        6,366,375
----------------------------------------------------------------------------------------------------------------------
     5,970,000   Puerto Rico Commonwealth GO                     5.000    07/01/2025    07/01/2023 A        6,077,639
----------------------------------------------------------------------------------------------------------------------
        50,000   Puerto Rico Commonwealth GO                     5.000    07/01/2026    07/01/2022 A           50,409
----------------------------------------------------------------------------------------------------------------------
        85,000   Puerto Rico Commonwealth GO                     5.000    07/01/2028    07/01/2013 A           85,695
----------------------------------------------------------------------------------------------------------------------
     7,000,000   Puerto Rico Commonwealth GO                     5.250    01/01/2015    01/01/2015          7,347,130
----------------------------------------------------------------------------------------------------------------------
     4,000,000   Puerto Rico Commonwealth GO                     5.250    07/01/2017    07/01/2013 A        4,165,960
----------------------------------------------------------------------------------------------------------------------
     5,840,000   Puerto Rico Commonwealth GO                     5.250    07/01/2019    07/01/2013 A        6,093,222
----------------------------------------------------------------------------------------------------------------------
     2,430,000   Puerto Rico Commonwealth GO                     5.250    07/01/2021    07/01/2014 A        2,546,640
----------------------------------------------------------------------------------------------------------------------
     3,400,000   Puerto Rico Commonwealth GO                     5.250    07/01/2022    07/01/2014 A        3,559,052
----------------------------------------------------------------------------------------------------------------------
     2,100,000   Puerto Rico Commonwealth GO                     5.250    07/01/2022    07/01/2016 A        2,202,081
----------------------------------------------------------------------------------------------------------------------
     4,575,000   Puerto Rico Commonwealth GO                     5.250    07/01/2023    07/01/2014 A        4,786,228
----------------------------------------------------------------------------------------------------------------------
    15,850,000   Puerto Rico Commonwealth GO                     5.250    07/01/2024    07/01/2013 A       16,473,698
----------------------------------------------------------------------------------------------------------------------
     7,395,000   Puerto Rico Commonwealth GO                     5.250    07/01/2026    07/01/2016 A        7,743,378
----------------------------------------------------------------------------------------------------------------------
     1,925,000   Puerto Rico Commonwealth GO                     5.250    07/01/2027 1  07/01/2011 A        2,000,961
----------------------------------------------------------------------------------------------------------------------
     8,320,000   Puerto Rico Commonwealth GO                     5.250    07/01/2027    07/01/2016 A        8,705,715
----------------------------------------------------------------------------------------------------------------------
     6,060,000   Puerto Rico Commonwealth GO                     5.375    07/01/2028    07/01/2011 A        6,277,069
----------------------------------------------------------------------------------------------------------------------
       195,000   Puerto Rico Electric Power Authority            5.000    07/01/2028    07/01/2008 A          199,664
----------------------------------------------------------------------------------------------------------------------
        70,000   Puerto Rico Electric Power Authority,
                 Series DD                                       5.000    07/01/2028    07/01/2010 A           71,898
----------------------------------------------------------------------------------------------------------------------
         5,000   Puerto Rico Electric Power Authority,
                 Series DD                                       5.000    07/01/2028    07/01/2010 A            5,136
----------------------------------------------------------------------------------------------------------------------
        15,000   Puerto Rico Electric Power Authority,
                 Series DD                                       5.000    07/01/2028    07/01/2008 A           15,359
----------------------------------------------------------------------------------------------------------------------
        10,000   Puerto Rico Electric Power Authority,
                 Series EE                                       5.250    07/01/2014    07/01/2008 A           10,291
----------------------------------------------------------------------------------------------------------------------
     4,200,000   Puerto Rico Electric Power Authority,
                 Series UU                                       4.288 8  07/01/2031    07/04/2028 B        4,179,000
----------------------------------------------------------------------------------------------------------------------
       250,000   Puerto Rico HFA (Single Family)                 5.000    12/01/2020    12/01/2013 A          258,940
----------------------------------------------------------------------------------------------------------------------
       115,000   Puerto Rico HFC                                 5.100    12/01/2018    12/01/2010 A          115,641
----------------------------------------------------------------------------------------------------------------------
     1,300,000   Puerto Rico HFC (Homeowner Mtg.)                5.200    12/01/2032    12/01/2008 A        1,313,936
----------------------------------------------------------------------------------------------------------------------
        90,000   Puerto Rico Highway & Transportation
                 Authority                                       5.000    07/01/2022    07/01/2008 A           90,962
----------------------------------------------------------------------------------------------------------------------
        35,000   Puerto Rico Highway & Transportation
                 Authority                                       5.000    07/01/2028    07/01/2025 A           35,315
----------------------------------------------------------------------------------------------------------------------
       230,000   Puerto Rico Highway & Transportation
                 Authority                                       5.750    07/01/2020    07/01/2013 A          248,179
----------------------------------------------------------------------------------------------------------------------
        25,000   Puerto Rico Highway & Transportation
                 Authority, Series A                             5.000    07/01/2028    07/01/2008 A           25,565


                    52 | LIMITED TERM NEW YORK MUNICIPAL FUND

     PRINCIPAL                                                                           EFFECTIVE              VALUE
        AMOUNT                                                  COUPON      MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$        5,000   Puerto Rico Highway & Transportation
                 Authority, Series A                             5.000%   07/01/2028    07/01/2008 A  $         5,088
----------------------------------------------------------------------------------------------------------------------
     7,000,000   Puerto Rico Highway & Transportation
                 Authority, Series E                             5.750    07/01/2024    07/01/2012 A        7,449,470
----------------------------------------------------------------------------------------------------------------------
       355,000   Puerto Rico Highway & Transportation
                 Authority, Series K                             5.000    07/01/2021    07/01/2015 A          364,539
----------------------------------------------------------------------------------------------------------------------
    11,000,000   Puerto Rico Highway & Transportation
                 Authority, Series K                             5.000    07/01/2022    07/01/2015 A       11,280,720
----------------------------------------------------------------------------------------------------------------------
    12,275,000   Puerto Rico Highway & Transportation
                 Authority, Series K                             5.000    07/01/2023    07/01/2015 A       12,571,810
----------------------------------------------------------------------------------------------------------------------
     1,760,000   Puerto Rico Highway & Transportation
                 Authority, Series K                             5.000    07/01/2024    07/01/2015 A        1,800,198
----------------------------------------------------------------------------------------------------------------------
     4,545,000   Puerto Rico Highway & Transportation
                 Authority, Series K                             5.000    07/01/2025    07/01/2015 A        4,645,717
----------------------------------------------------------------------------------------------------------------------
     2,000,000   Puerto Rico Highway & Transportation
                 Authority, Series K                             5.000    07/01/2026    07/01/2015 A        2,042,980
----------------------------------------------------------------------------------------------------------------------
     1,000,000   Puerto Rico Highway & Transportation
                 Authority, Series K                             5.000    07/01/2027    07/01/2015 A        1,021,490
----------------------------------------------------------------------------------------------------------------------
    11,190,000   Puerto Rico Highway & Transportation
                 Authority, Series K                             5.000    07/01/2030    07/01/2015 A       11,408,093
----------------------------------------------------------------------------------------------------------------------
    16,800,000   Puerto Rico Highway & Transportation
                 Authority, Series N 5                           4.107 8  07/01/2045    08/07/2043 C       16,774,800
----------------------------------------------------------------------------------------------------------------------
     6,550,000   Puerto Rico IMEPCF (PepsiCo)                    6.250    11/15/2013    11/15/2007 A        6,808,660
----------------------------------------------------------------------------------------------------------------------
     7,175,000   Puerto Rico IMEPCF (PepsiCo) 2                  6.250    11/15/2013    11/15/2007 A        7,420,600
----------------------------------------------------------------------------------------------------------------------
       780,000   Puerto Rico Infrastructure                      5.000    07/01/2019    07/01/2016 A          807,448
----------------------------------------------------------------------------------------------------------------------
        35,000   Puerto Rico Infrastructure                      5.500    10/01/2040    10/01/2010 E           36,855
----------------------------------------------------------------------------------------------------------------------
        55,000   Puerto Rico ITEMECF
                 (Ana G. Mendez University)                      5.375    02/01/2019    02/01/2011 A           56,121
----------------------------------------------------------------------------------------------------------------------
    18,425,000   Puerto Rico ITEMECF
                 (Cogeneration Facilities)                       6.625    06/01/2026 1  06/01/2010 A       19,795,636
----------------------------------------------------------------------------------------------------------------------
     1,500,000   Puerto Rico ITEMECF (Dr. Pila Hospital)         6.125    08/01/2025    02/01/2008 A        1,502,655
----------------------------------------------------------------------------------------------------------------------
        70,000   Puerto Rico ITEMECF
                 (Hospital Auxilio Mutuo)                        5.500    07/01/2026    01/01/2008 A           71,131
----------------------------------------------------------------------------------------------------------------------
       500,000   Puerto Rico ITEMECF
                 (Hospital Auxilio Mutuo)                        6.250    07/01/2016    01/01/2008 A          501,000
----------------------------------------------------------------------------------------------------------------------
        75,000   Puerto Rico ITEMECF
                 (Hospital de la Concepcion)                     6.125    11/15/2025    11/15/2010 A           80,089
----------------------------------------------------------------------------------------------------------------------
       750,000   Puerto Rico ITEMECF
                 (Hospital de la Concepcion)                     6.375    11/15/2015    11/15/2010 A          805,410
----------------------------------------------------------------------------------------------------------------------
     2,000,000   Puerto Rico ITEMECF
                 (Hospital de la Concepcion)                     6.500    11/15/2020    11/15/2010 A        2,161,700
----------------------------------------------------------------------------------------------------------------------
        25,000   Puerto Rico ITEMECF
                 (InterAmerican University)                      5.000    10/01/2022    10/01/2008 A           25,519
----------------------------------------------------------------------------------------------------------------------
     1,545,000   Puerto Rico ITEMECF
                 (Mennonite General Hospital)                    6.500    07/01/2012    07/01/2008 A        1,551,674


                    53 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                           EFFECTIVE              VALUE
        AMOUNT                                                  COUPON      MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$      460,000   Puerto Rico ITEMECF
                 (Ryder Memorial Hospital)                       6.400%   05/01/2009    11/01/2007 A  $       460,156
----------------------------------------------------------------------------------------------------------------------
     2,500,000   Puerto Rico Municipal Finance Agency,
                 Series A                                        5.250    08/01/2023    08/01/2015 A        2,609,475
----------------------------------------------------------------------------------------------------------------------
     5,000,000   Puerto Rico Municipal Finance Agency,
                 Series A                                        5.250    08/01/2024    08/01/2015 A        5,212,100
----------------------------------------------------------------------------------------------------------------------
        25,000   Puerto Rico Municipal Finance Agency,
                 Series A                                        5.500    07/01/2017    01/01/2008 A           25,409
----------------------------------------------------------------------------------------------------------------------
        40,000   Puerto Rico Port Authority, Series C            7.300    07/01/2007 1  07/01/2007             40,005
----------------------------------------------------------------------------------------------------------------------
       160,000   Puerto Rico Port Authority, Series D            6.000    07/01/2021 1  01/01/2008 A          160,424
----------------------------------------------------------------------------------------------------------------------
       430,000   Puerto Rico Port Authority, Series D            7.000    07/01/2014 1  01/01/2008 A          431,845
----------------------------------------------------------------------------------------------------------------------
    31,000,000   Puerto Rico Public Buildings Authority          5.250    07/01/2029    07/01/2014 A       32,355,320
----------------------------------------------------------------------------------------------------------------------
     2,750,000   Puerto Rico Public Buildings Authority          5.250    07/01/2033    07/01/2014 A        2,861,870
----------------------------------------------------------------------------------------------------------------------
    10,000,000   Puerto Rico Public Buildings Authority          5.500    07/01/2022    07/01/2014 A       10,672,500
----------------------------------------------------------------------------------------------------------------------
     2,000,000   Puerto Rico Public Buildings Authority          5.500    07/01/2023    07/01/2014 A        2,135,740
----------------------------------------------------------------------------------------------------------------------
     9,000,000   Puerto Rico Public Buildings Authority          5.500    07/01/2024    07/01/2014 A        9,616,410
----------------------------------------------------------------------------------------------------------------------
     2,065,000   Puerto Rico Public Buildings Authority,
                 Series D                                        5.125    07/01/2024    07/01/2012 A        2,117,141
----------------------------------------------------------------------------------------------------------------------
       825,000   Puerto Rico Public Buildings Authority,
                 Series G                                        5.250    07/01/2019    07/01/2012 A          855,443
----------------------------------------------------------------------------------------------------------------------
     9,910,000   Puerto Rico Public Finance Corp.,
                 Series A                                        5.750    08/01/2027    02/01/2012 C       10,488,249
----------------------------------------------------------------------------------------------------------------------
       255,000   Puerto Rico Public Finance Corp.,
                 Series E                                        5.500    08/01/2029    02/01/2012 A          265,993
----------------------------------------------------------------------------------------------------------------------
     2,750,000   University of Puerto Rico                       5.000    06/01/2026    06/01/2016 A        2,808,465
----------------------------------------------------------------------------------------------------------------------
       160,000   University of Puerto Rico                       5.500    06/01/2012 1  12/01/2007 A          160,155
----------------------------------------------------------------------------------------------------------------------
     8,500,000   University of Puerto Rico, Series P             5.000    06/01/2022    06/01/2016 A        8,718,025
----------------------------------------------------------------------------------------------------------------------
     5,000,000   University of Puerto Rico, Series P             5.000    06/01/2026    06/01/2016 A        5,106,300
----------------------------------------------------------------------------------------------------------------------
     8,410,000   University of Puerto Rico, Series Q             5.000    06/01/2023    06/01/2016 A        8,613,354
----------------------------------------------------------------------------------------------------------------------
       300,000   University of Puerto Rico, Series Q             5.000    06/01/2030    06/01/2016 A          305,937
----------------------------------------------------------------------------------------------------------------------
        25,000   V.I. HFA, Series A                              6.500    03/01/2025 1  09/01/2007 A           25,017
----------------------------------------------------------------------------------------------------------------------
     1,000,000   V.I. Port Authority, Series A                   5.250    09/01/2018    09/01/2010 A        1,034,520
----------------------------------------------------------------------------------------------------------------------
     2,650,000   V.I. Public Finance Authority (Hovensa)         5.875    07/01/2022    07/01/2014 A        2,831,578
----------------------------------------------------------------------------------------------------------------------
     1,000,000   V.I. Public Finance Authority, Series A         5.250    10/01/2016    10/01/2014 A        1,050,970
----------------------------------------------------------------------------------------------------------------------
     2,000,000   V.I. Public Finance Authority, Series A         5.250    10/01/2022    10/01/2014 A        2,089,320
----------------------------------------------------------------------------------------------------------------------
     1,000,000   V.I. Public Finance Authority, Series A         5.250    10/01/2023    10/01/2014 A        1,044,030
----------------------------------------------------------------------------------------------------------------------
    10,000,000   V.I. Public Finance Authority, Series A         5.500    10/01/2015    10/01/2008 A       10,264,000
----------------------------------------------------------------------------------------------------------------------
       180,000   V.I. Public Finance Authority, Series A         5.500    10/01/2022    10/01/2008 A          184,489
----------------------------------------------------------------------------------------------------------------------
       915,000   V.I. Public Finance Authority, Series A         5.625    10/01/2010    04/26/2009 B          931,388
----------------------------------------------------------------------------------------------------------------------
       285,000   V.I. Public Finance Authority, Series A         5.625    10/01/2025    10/01/2010 A          292,407
----------------------------------------------------------------------------------------------------------------------
    21,310,000   V.I. Public Finance Authority, Series A         6.125    10/01/2029 1  10/01/2010 A       22,936,379
----------------------------------------------------------------------------------------------------------------------
    10,820,000   V.I. Public Finance Authority, Series A         6.375    10/01/2019 1  01/01/2010 A       11,621,005
----------------------------------------------------------------------------------------------------------------------
     2,665,000   V.I. Public Finance Authority, Series E         5.875    10/01/2018    10/01/2008 A        2,746,629
----------------------------------------------------------------------------------------------------------------------
       900,000   V.I. Tobacco Settlement Financing Corp.
                 (TASC)                                          0.000 4  05/15/2008    05/15/2008            884,988


                    54 | LIMITED TERM NEW YORK MUNICIPAL FUND

     PRINCIPAL                                                                            EFFECTIVE              VALUE
        AMOUNT                                                  COUPON       MATURITY      MATURITY*        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$    1,015,000   V.I. Tobacco Settlement Financing Corp.
                 (TASC)                                          0.000% 4  05/15/2012    12/28/2009 B  $       999,014
-----------------------------------------------------------------------------------------------------------------------
        80,000   V.I. Tobacco Settlement Financing Corp.
                 (TASC)                                          0.000 4   05/15/2014    05/15/2014             79,087
-----------------------------------------------------------------------------------------------------------------------
     1,490,000   V.I. Tobacco Settlement Financing Corp.
                 (TASC)                                          5.000     05/15/2021    08/09/2010 D        1,510,130
-----------------------------------------------------------------------------------------------------------------------
     1,440,000   V.I. Tobacco Settlement Financing Corp.
                 (TASC)                                          5.000     05/15/2031    05/15/2011 A        1,458,634
-----------------------------------------------------------------------------------------------------------------------
     1,470,000   V.I. Water & Power Authority                    5.375     07/01/2010    07/01/2008 A        1,494,378
                                                                                                       ----------------
                                                                                                           724,402,986

-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $4,135,988,800)--104.1%                                                4,201,700,414
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(4.1)                                                              (164,426,649)
                                                                                                       ----------------
NET ASSETS-100.0%                                                                                      $ 4,037,273,765
                                                                                                       ================

FOOTNOTES TO STATEMENT OF INVESTMENTS

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

      A. Optional call date; corresponds to the most conservative yield calculation.

      B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

      C. Date of mandatory put.

      D. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

      E. Date of prefunded call, or maturity date if escrowed to maturity.

      F. Date of planned principal payment.

1. Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.

2. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

3. Illiquid security. The aggregate value of illiquid or restricted securities as of June 30, 2007 was $27,269,486, which represents 0.68% of the Fund's net assets. See Note 5 of accompanying Notes.

4. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

5. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

6. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of accompanying Notes.

7. Zero coupon bond reflects effective yield on the date of purchase.

8. Represents the current interest rate for a variable or increasing rate security.


                    55 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS        Assoc. for Children with Down Syndrome
ACLD        Adults and Children with Learning and Developmental Disabilities
ALIA        Alliance of Long Island Agencies
BFCC        Brookdale Family Care Center
BID         Business Improvement District
BOCES       Board of Cooperative Educational Services
CAB         Capital Appreciation Bond
CCDRCA      Catholic Charities of the Diocese of Rockville Centre and Affiliates
CCFDP       Child Care Facilities Devel. Program
CFGA        Child and Family Guidance Assoc.
CHSLI       Catholic Health Services of Long Island
CMA         Community Mainstreaming Associates, Inc.
Con Ed      Consolidated Edison Company
COP         Certificates of Participation
CRR         Center for Rapid Recovery
CSMR        Community Services for the Mentally Retarded
DA          Dormitory Authority
DDI         Developmental Disabilities Institute
DIAMONDS    Direct Investment of Accrued Municipals
EDA         Economic Devel. Authority
EFC         Environmental Facilities Corp.
ERDA        Energy Research and Devel. Authority
FNHC        Ferncilff Nursing Home Company
FREE        Family Residences and Essential Enterprises
GO          General Obligation
GSHMC       Good Samaritan Hospital Medical Center
HDC         Housing Devel. Corp.
HFA         Housing Finance Agency/Authority
HFC         Housing Finance Corp.
HJDOI       Hospital for Joint Diseases Orthopedic Institute
HKSB        Helen Keller Services for the Blind
IDA         Industrial Devel. Agency
IGHL        Independent Group Home for Living
IMEPCF      Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF     Industrial, Tourist, Educational, Medical and Environmental
            Community Facilities
JDAM        Julia Dyckman Andrus Memorial
JFK         John Fitzgerald Kennedy
KR          Kateri Residence
L.I.        Long Island
LGAC        Local Government Assistance Corp.
LGSC        Local Government Services Corp.
LILCO       Long Island Lighting Corp.
MMC         Mercy Medical Center
MMWNHC      Mary Manning Walsh Nursing Home Company
MSH/NYU     Mount Sinai Hospital/New York University
MTA         Metropolitan Transportation Authority
NIMO        Niagara Mohawk Power Corp.
NSUH        North Shore University Hospital
NY/NJ       New York/New Jersey
NYC         New York City
NYS         New York State
NYU         New York University
Res Rec     Resource Recovery Facility
RIBS        Residual Interest Bonds
RITES       Residual Interest Tax Exempt Security
ROLs        Residual Option Longs
SCHC        Senior Citizen Housing Corp.
SCHRC       St. Charles Hospital and Rehabilitation Center
SCSB        Schuyler Community Services Board
SCSMC       St. Catherine of Sienna Medical Center
SFH         St. Francis Hospital
SONYMA      State of New York Mortgage Agency
SUNY        State University of New York
SV          Sienna Village
TASC        Tobacco Settlement Asset-Backed Bonds
TFABs       Tobacco Flexible Amortization Bonds
UDC         Urban Devel. Corp.
USBFCC      Urban Strategies Brookdale Family Care Center
V.I.        United States Virgin Islands
WORCA       Working Organization for Retarded Children and Adults
YMCA        Young Men's Christian Assoc.


                    56 | LIMITED TERM NEW YORK MUNICIPAL FUND

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                 MARKET VALUE   PERCENT
--------------------------------------------------------------------------------
Tobacco Master Settlement Agreement                 $   1,139,582,376      27.1%
Hospital/Health Care                                      505,288,845      12.0
Marine/Aviation Facilities                                377,124,276       9.0
General Obligation                                        361,143,936       8.6
Electric Utilities                                        248,875,968       5.9
Government Appropriation                                  218,092,525       5.2
Municipal Leases                                          177,538,137       4.2
Highways/Commuter Facilities                              163,900,294       3.9
Airlines                                                  122,927,374       2.9
Higher Education                                          117,589,979       2.8
Single Family Housing                                     112,120,176       2.7
Multifamily Housing                                       109,804,852       2.6
Commercial Services & Supplies                             95,663,866       2.3
Sales Tax Revenue                                          91,331,977       2.2
Water Utilities                                            78,224,925       1.9
Education                                                  72,328,603       1.7
Resource Recovery                                          57,460,646       1.4
Special Assessment                                         46,766,977       1.1
Not-for-Profit Organization                                24,224,701       0.6
Adult Living Facilities                                    19,365,435       0.5
Beverages                                                  14,229,260       0.4
Special Tax                                                11,351,573       0.3
Gas Utilities                                              10,226,946       0.2
Paper, Containers & Packaging                               5,614,417       0.1
Casino                                                      5,155,350       0.1
Real Estate                                                 4,791,621       0.1
Parking Fee Revenue                                         3,316,487       0.1
Food Products                                               1,931,814       0.1
Household Products                                          1,876,294       0.0
Construction & Engineering                                    961,178       0.0
Media                                                         831,293       0.0
Textiles, Apparel & Luxury Goods                              575,361       0.0
Aerospace & Defense                                           529,807       0.0
Household Durables                                            500,940       0.0
Auto Components                                               211,229       0.0
Chemicals                                                     175,298       0.0
Specialty Retail                                               65,678       0.0
                                                    ----------------------------
Total                                               $   4,201,700,414     100.0%
                                                    ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    57 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2007
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $4,135,988,800)--see
accompanying statement of investments                          $  4,201,700,414
--------------------------------------------------------------------------------
Cash                                                                  1,654,121
--------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                             52,230,265
Investments sold                                                      9,482,836
Shares of beneficial interest sold                                    5,127,342
Other                                                                    79,613
                                                               -----------------
Total assets                                                      4,270,274,591

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Payable for short-term floating rate notes issued
(See Note 1)                                                        201,430,000
Payable on borrowings (See Note 6)                                   16,900,000
Shares of beneficial interest redeemed                                6,464,392
Investments purchased                                                 2,871,322
Distribution and service plan fees                                    2,522,531
Dividends                                                             1,862,921
Trustees' compensation                                                  583,889
Transfer and shareholder servicing agent fees                           114,023
Shareholder communications                                              102,813
Interest expense on borrowings                                           80,805
Other                                                                    68,130
                                                               -----------------
Total liabilities                                                   233,000,826

--------------------------------------------------------------------------------
NET ASSETS                                                     $  4,037,273,765
                                                               =================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Paid-in capital                                                $  3,967,405,253
--------------------------------------------------------------------------------
Accumulated net investment income                                     6,132,489
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                         (1,975,591)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                           65,711,614
                                                               -----------------
NET ASSETS                                                     $  4,037,273,765
                                                               =================


                    58 | LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,680,354,860 and 798,088,683 shares of beneficial interest
outstanding)                                                            $  3.36
Maximum offering price per share (net asset value plus sales
  charge of 3.50% of offering price)                                    $  3.48
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $276,005,264 and 82,313,259 shares of beneficial
interest outstanding)                                                   $  3.35
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,080,913,641 and 323,068,816 shares of beneficial
interest outstanding)                                                   $  3.35

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    59 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2007
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                         $  104,682,738

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       8,203,824
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               3,367,982
Class B                                                               1,474,106
Class C                                                               5,418,866
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 379,203
Class B                                                                  86,808
Class C                                                                 208,996
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  41,766
Class B                                                                   7,844
Class C                                                                  22,832
--------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate notes
issued (See Note 1)                                                   4,380,289
--------------------------------------------------------------------------------
Accounting service fees                                                 618,235
--------------------------------------------------------------------------------
Interest expense on borrowings                                          584,091
--------------------------------------------------------------------------------
Trustees' compensation                                                  128,041
--------------------------------------------------------------------------------
Custodian fees and expenses                                              48,148
--------------------------------------------------------------------------------
Administration service fees                                                 750
--------------------------------------------------------------------------------
Other                                                                   194,568
                                                                 ---------------
Total expenses                                                       25,166,349
Less reduction to custodian expenses                                    (48,148)
                                                                 ---------------
Net expenses                                                         25,118,201

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                79,564,537

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on investments                                      2,734,596
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                (54,785,231)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $   27,513,902
                                                                 ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    60 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             SIX MONTHS               YEAR
                                                                  ENDED              ENDED
                                                          JUNE 30, 2007       DECEMBER 31,
                                                            (UNAUDITED)               2006
-------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------
Net investment income                                  $     79,564,537   $    159,630,692
-------------------------------------------------------------------------------------------
Net realized gain                                             2,734,596          3,814,943
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation                       (54,785,231)        43,852,868
                                                       ------------------------------------
Net increase in net assets resulting from operations         27,513,902        207,298,503

-------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

-------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                     (57,408,337)      (107,345,837)
Class B                                                      (5,093,737)       (11,134,838)
Class C                                                     (18,792,757)       (36,565,214)
                                                       ------------------------------------
                                                            (81,294,831)      (155,045,889)

-------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from beneficial interest
transactions:
Class A                                                     (68,172,987)       160,158,935
Class B                                                     (38,623,843)       (64,819,345)
Class C                                                     (10,280,826)       (48,015,573)
                                                       ------------------------------------
                                                           (117,077,656)        47,324,017

-------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------
Total increase (decrease)                                  (170,858,585)        99,576,631
-------------------------------------------------------------------------------------------
Beginning of period                                       4,208,132,350      4,108,555,719
                                                       ------------------------------------
End of period (including accumulated net investment
income of $6,132,489 and $7,862,783, respectively)     $  4,037,273,765   $  4,208,132,350
                                                       ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    61 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2007
-------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
-------------------------------------------------------------------------------------
Net increase in net assets from operations                            $   27,513,902
-------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities                                       (224,103,168)
Proceeds from disposition of investment securities                       359,386,377
Short-term investment securities, net                                    134,264,783
Premium amortization                                                       9,089,973
Discount accretion                                                        (2,826,227)
Net realized gain on investments                                          (2,734,596)
Net change in unrealized appreciation on investments                     (54,785,231)
Decrease in interest receivable                                            4,126,451
Decrease in receivable for securities sold                                14,710,175
Increase in other assets                                                     (12,077)
Decrease in payable for securities purchased                             (10,569,929)
Decrease in payable for accrued expenses                                    (125,185)
                                                                      ---------------
Net cash provided by operating activities                                253,935,248

-------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
-------------------------------------------------------------------------------------
Proceeds from bank borrowings                                            312,300,000
Payments on bank borrowings                                             (359,100,000)
Payments from short-term floating rate notes issued                      (11,744,633)
Proceeds from shares sold                                                448,648,830
Payment on shares redeemed                                              (621,764,374)
Cash distributions paid                                                  (21,928,565)
                                                                      ---------------
Net cash used in financing activities                                   (253,588,742)

-------------------------------------------------------------------------------------
Net increase in cash                                                         346,506
-------------------------------------------------------------------------------------
Cash, beginning balance                                                    1,307,615
                                                                      ---------------
Cash, ending balance                                                  $    1,654,121
                                                                      ===============
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $57,503,345.
Cash paid for interest on bank borrowings--$639,091.
Cash paid for interest on short-term notes issued--$4,380,289.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    62 | LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                         SIX MONTHS                                                                      YEAR
                                              ENDED                                                                     ENDED
                                      JUNE 30, 2007                                                                  DEC. 31,
CLASS A                                 (UNAUDITED)          2006          2005          2004            2003            2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                                   $     3.40    $     3.36    $     3.33    $     3.32      $     3.31      $     3.27
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                           .07 1         .14 1         .14 1         .14 1           .14             .15
Net realized and unrealized
gain (loss)                                    (.04)          .03           .03           .01             .01             .05
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                .03           .17           .17           .15             .15             .20
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income           (.07)         (.13)         (.14)         (.14)           (.14)           (.16)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $     3.36    $     3.40    $     3.36    $     3.33      $     3.32      $     3.31
                                         ===========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2             0.92%         5.30%         5.13%         4.77%           4.80%           6.33%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                           $2,680,355    $2,784,037    $2,589,629    $2,155,310      $1,944,385      $1,868,271
------------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                           $2,754,488    $2,696,464    $2,380,822    $2,029,517      $1,894,331      $1,472,317
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                          4.13%         4.10%         4.12%         4.30%           4.51%           4.65%
Expenses excluding interest and
fees on short-term floating
rate notes issued                              0.75%         0.79%         0.79%         0.77%           0.76%           0.74%
Interest and fees on short-term
floating rate notes issued 4                   0.21%         0.18%         0.03%         0.01%           0.00%           0.00%
                                         -------------------------------------------------------------------------------------------
Total expenses                                 0.96% 5       0.97% 5       0.82% 5       0.78% 5         0.76% 5,6       0.74% 5,6,7
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           5%           23%           19%           16%             28%             21%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

7. Interest expense was less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    63 | LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                         SIX MONTHS                                                                      YEAR
                                              ENDED                                                                     ENDED
                                      JUNE 30, 2007                                                                  DEC. 31,
CLASS B                                 (UNAUDITED)          2006          2005          2004            2003            2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                                   $     3.40    $     3.36    $     3.32    $     3.32      $     3.31      $     3.27
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                           .06 1         .11 1         .11 1         .12 1           .12             .13
Net realized and unrealized gain
(loss)                                         (.05)          .04           .04            --             .01             .05
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                .01           .15           .15           .12             .13             .18
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income           (.06)         (.11)         (.11)         (.12)           (.12)           (.14)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $     3.35    $     3.40    $     3.36    $     3.32      $     3.32      $     3.31
                                         ===========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2             0.23%         4.48%         4.62%         3.65%           3.99%           5.53%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                           $  276,005    $  318,452    $  379,045    $  417,473      $  444,537      $  383,690
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)        $  297,502    $  346,849    $  398,461    $  427,486      $  429,564      $  261,858
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                          3.35%         3.31%         3.34%         3.52%           3.72%           3.85%
Expenses excluding interest and
fees on short-term floating rate
notes issued                                   1.54%         1.59%         1.58%         1.55%           1.55%           1.51%
Interest and fees on short-term
floating rate notes issued 4                   0.21%         0.18%         0.03%         0.01%           0.00%           0.00%
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                 1.75% 5       1.77% 5       1.61% 5       1.56% 5,6       1.55% 5,6       1.51% 5,6,7
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           5%           23%           19%           16%             28%             21%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

7. Interest expense was less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    64 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                         SIX MONTHS                                                                      YEAR
                                              ENDED                                                                     ENDED
                                      JUNE 30, 2007                                                                  DEC. 31,
CLASS C                                 (UNAUDITED)          2006          2005          2004            2003            2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                                   $     3.39    $     3.35    $     3.32    $     3.31      $     3.30      $     3.26
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                           .06 1         .11 1         .11 1         .12 1           .12             .13
Net realized and unrealized gain
(loss)                                         (.04)          .04           .03           .01             .01             .05
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                .02           .15           .14           .13             .13             .18
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment
income                                         (.06)         (.11)         (.11)         (.12)           (.12)           (.14)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $     3.35    $     3.39    $     3.35    $     3.32      $     3.31      $     3.30
                                         ===========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2             0.54%         4.52%         4.35%         4.00%           4.02%           5.54%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                               $1,080,914    $1,105,643    $1,139,882    $1,040,035      $1,006,103      $  894,469
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)        $1,092,888    $1,127,896    $1,095,066    $1,009,112      $  977,323      $  574,124
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                          3.36%         3.34%         3.36%         3.55%           3.74%           3.82%
Expenses excluding interest and
fees on short-term floating rate
notes issued                                   1.52%         1.56%         1.56%         1.52%           1.52%           1.51%
Interest and fees on short-term
floating rate notes issued 4                   0.21%         0.18%         0.03%         0.01%           0.00%           0.00%
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                 1.73% 5       1.74% 5       1.59% 5       1.53% 5         1.52% 5,6       1.51% 5,6,7
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           5%           23%           19%           16%             28%             21%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

7. Interest expense was less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    65 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Limited Term New York Municipal Fund (the Fund) is a separate series of Rochester Portfolio Series, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities)


                    66 | LIMITED TERM NEW YORK MUNICIPAL FUND for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 5% of its total assets in inverse floaters. Inverse floaters amount to $181,953,785 as of June 30, 2007, which represents 4.26% of the Fund's total assets.

      Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations. At June 30, 2007 municipal bond holdings with a value of $382,540,876 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $201,430,000 in short-term floating rate notes issued and outstanding at that date.


                    67 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

At June 30, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL     INVERSE                                         COUPON   MATURITY    VALUES AS OF
AMOUNT        FLOATER 1                                      RATES 2      DATES   JUNE 30, 2007
------------------------------------------------------------------------------------------------
$ 7,250,000   NYC GO RITES                                     8.060%    6/1/23   $   8,255,140
  8,755,000   NYC HDC RITES                                    6.060     7/1/25       9,391,664
  5,770,000   NYS DA (MSH/NYU Hospital
              Center/HJDOI Obligated Group) RITES              8.265     7/1/15       6,484,615
  5,665,000   NYS DA (MSH/NYU Hospital
              Center/HJDOI Obligated Group) RITES              8.265     7/1/16       6,356,753
 50,500,000   NYS DA RITES                                     5.730    8/15/25      51,544,340
  5,680,000   NYS DA ROLs                                      4.350     7/1/16       5,663,017
 13,655,000   NYS Thruway Authority ROLs                       4.100     1/1/15      13,593,553
  5,930,000   Port Authority NY/NJ RITES                       5.300    10/1/19       6,024,761
  9,175,000   Port Authority NY/NJ RITES                       8.530     6/1/12      11,491,963
  2,100,000   Puerto Rico Highway &
              Transportation Authority ROLs                    5.060     7/1/45       2,074,800
 34,840,000   TSASC, Inc. (TFABs) RITES                        5.140     6/1/22      34,726,770
 25,000,000   TSASC, Inc. (TFABs) RITES                        5.630     6/1/26      25,503,500
                                                                                  -------------
                                                                                  $ 181,110,876
                                                                                  =============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 56 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.


                    68 | LIMITED TERM NEW YORK MUNICIPAL FUND

      As of June 30, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of zero expiring by 2015. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of June 30, 2007, it is estimated that the Fund will utilize $2,591,899 of capital loss carryforward to offset realized capital gains. During the fiscal year ended December 31, 2006, the Fund utilized $3,551,944 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of December 31, 2006, the Fund had available for federal income tax purposes unused capital loss carryforward as follows:

                          EXPIRING
                          -------------------------
                          2011           $2,591,899

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended June 30, 2007, the Fund's projected benefit obligations were increased by $64,986 and payments of $17,379 were made to retired trustees, resulting in an accumulated liability of $544,807 as of June 30, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed


                    69 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                 SIX MONTHS ENDED JUNE 30, 2007   YEAR ENDED DECEMBER 31, 2006
                                         SHARES          AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------
CLASS A
Sold                                103,648,088   $ 351,255,523    173,487,431   $ 585,095,577
Dividends and/or
distributions reinvested             11,805,966      39,964,171     22,252,589      75,080,525
Redeemed                           (135,584,398)   (459,392,681)  (148,275,861)   (500,017,167)
                                   -------------------------------------------------------------
Net increase (decrease)             (20,130,344)  $ (68,172,987)    47,464,159   $ 160,158,935
                                   =============================================================

------------------------------------------------------------------------------------------------
CLASS B
Sold                                    736,103   $   2,491,655      3,638,956   $  12,243,715
Dividends and/or
distributions reinvested              1,062,950       3,595,165      2,170,671       7,311,869
Redeemed                            (13,210,300)    (44,710,663)   (25,053,087)    (84,374,929)
                                   -------------------------------------------------------------
Net decrease                        (11,411,247)  $ (38,623,843)   (19,243,460)  $ (64,819,345)
                                   =============================================================


                    70 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                 SIX MONTHS ENDED JUNE 30, 2007   YEAR ENDED DECEMBER 31, 2006
                                         SHARES          AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------
CLASS C
Sold                                 27,244,203   $  91,950,195     53,552,565   $ 179,923,090
Dividends and/or
distributions reinvested              4,133,384      13,944,009      8,008,146      26,921,818
Redeemed                            (34,415,618)   (116,175,030)   (75,879,992)   (254,860,481)
                                    ------------------------------------------------------------
Net decrease                         (3,038,031)  $ (10,280,826)   (14,319,281)  $ (48,015,573)
                                    ============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2007, were as follows:

                                        PURCHASES             SALES
          ---------------------------------------------------------
          Investment securities      $224,103,168      $359,386,377

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                 FEE SCHEDULE
                 ----------------------------------------------
                 Up to $100 million                       0.50%
                 Next $150 million                        0.45
                 Next $1.75 billion                       0.40
                 Next $3 billion                          0.39
                 Over $5 billion                          0.38

--------------------------------------------------------------------------------
ACCOUNTING FEES. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the six months ended June 30, 2007, the Fund paid $618,244 to the Manager for accounting and pricing services.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2007, the Fund paid $697,617 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.


                    71 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2007 Class C shares was $25,823,824. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                         CLASS A         CLASS B         CLASS C
                         CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                       FRONT-END        DEFERRED        DEFERRED        DEFERRED
                   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS           RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED                DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------
June 30, 2007           $481,360         $62,420         $51,312        $129,668
--------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.


                    72 | LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of June 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund entered into a Revolving Credit and Security Agreement with a conduit lender and a bank which enables it to participate with a certain other Oppenheimer fund in a committed, unsecured borrowing facility that permits borrowings of up to $300 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2880% as of June 30, 2007). The Fund pays additional fees of 0.30% per annum to the lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $300 million facility size.

      For the six months ended June 30, 2007, the average daily loan balance was $22,026,519 at an average daily interest rate of 5.2737%. The Fund had borrowings outstanding of $16,900,000 at June 30, 2007 at an interest rate of 5.2880%. The Fund had gross borrowings and gross loan repayments of $312,300,000 and $359,100,000, respectively, during the six months ended June 30, 2007. The maximum amount of borrowings outstanding at any month-end during the six months ended June 30, 2007 was $42,500,000. The Fund paid $88,658 in fees and $639,091 in interest during the six months ended June 30, 2007.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No.


                    73 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT Continued

157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                    74 | LIMITED TERM NEW YORK MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                    75 | LIMITED TERM NEW YORK MUNICIPAL FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules.

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     The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of

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06/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)  (1)  Not applicable to semiannual reports.

     (2)  Exhibits attached hereto.

     (3)  Not applicable.

     (b)  Exhibit attached hereto.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Portfolio Series

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 08/08/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 08/08/2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 08/08/2007